SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Post-Effective Amendment No. 17

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
          Amendment No.  17

                 The Flex-Partners (formerly The Flex-funds II)
               (Exact Name of Registrant as Specified in Charter)

             P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017
                (Address of Principal Executive Offices-Zip Code)

     Registrant's Telephone Number, including Area Code:  (614)766-7000

                          Commission File No. 33-48922
                          Commission File No. 811-6720

           Donald F. Meeder, Secretary - R. Meeder & Associates, Inc.
             P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017
                     (Name and Address of Agent for Service)

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
          It is proposed that this filing will become effective
                           (check appropriate box).
        -----
        /    /   immediately upon filing pursuant to paragraph (b) of Rule 485
        -----
        /    /   on               pursuant to paragraph (b) of Rule 485.
        -----
        /    /   60 days after filing pursuant to paragraph (a)(1).
        -----
        /XXX /   on April 30, 1998 pursuant to paragraph (a)(1).
        -----
        /    /   75 days after filing pursuant to paragraph (a)(2).
        -----
        /    /   on (date) pursuant to paragraph (a)(2) on Rule 485.

     If appropriate, check the following box:
        -----
        /    /   This post-effective amendment designates a new effective date
        -----    for a previously filed post-effective amendment.

Indefinite number of shares registered under Rule 24f-2 by filing of a Pre-Effective Amendment No. 1, effective July 6, 1992. The 24(f)-2 Notice for the fiscal year ended December 31,1996 was filed with the Commission on February 19, 1997.

The Mutual Fund Portfolio and the Utilities Stock Portfolio have also executed this Registration Statement.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 17 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed with respect to the Tactical Asset Allocation Fund and the Utility Growth Fund. As a result, the Amendment does not otherwise affect the Registrant's currently effective Prospectus or Statement of Additional Information with respect to The Institutional Fund, the Core Equity Fund, or the International Equity Fund, which are incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended. The Amendment also does not otherwise affect
(i) the financial statements required by Item 23 of Part B of the Registrant's Registration Statement on Form N-1A contained in Post-Effective Amendment No. 14 or (ii) except as otherwise provided below, Part C of the Registrant's Registration Statement on Form N-1A as contained in Post-Effective Amendments Nos. 14, 15, and 16, all of which are incorporated herein by reference. The Multiple Class Plans for the Tactical Asset Allocation Fund and the Utility Growth Fund, however, are affected by the Amendment and therefore are attached hereto as Exhibits 18(a) and (b), respectively, to Part C hereof.

                                THE FLEX-PARTNERS
                         TACTICAL ASSET ALLOCATION FUND
                       CROSS REFERENCE SHEET TO FORM N-1A
                       ----------------------------------

Part A.

Item A.           Prospectus Caption
-------           ------------------

1                 Cover Page

2                 Highlights
                  Synopsis of Financial Information

3                 Financial Highlights

4                 The Trust and its Management
                  Investment Objectives and Policies

5                 The Trust and its Management
5A                Performance Comparisons

6(a)              Other Information - Shares of Beneficial Interest
6(b)              Not Applicable
6(c)              Other Information - Shares of Beneficial Interest
6(d)              Not Applicable
6(e)              Highlights
6(f)(g)           Income Dividends and Taxes
6(h)              Cover Page
                  Highlights
                  Investment Objective and Policies
                  How to Buy Shares
                  How Net Asset Value is Determined
                  Other Information - Investment Structure

7(a)              The Trust and its Management
7(b)              How Net Asset Value is Determined
                  How to Buy Shares
7(c)              How To Buy Shares
                  Exchange Privilege
7(d)              How To Buy Shares
7(e)              How To Buy Shares
7(f)              Distribution Plans

8(a)              How To Make Withdrawals (Redemptions)
8(b)              How To Make Withdrawals (Redemptions)
8(c)              Shareholder Accounts
8(d)              How To Make Withdrawals (Redemptions)

9                 Not Applicable

                                THE FLEX-PARTNERS

                         TACTICAL ASSET ALLOCATION FUND
                               6000 Memorial Drive
                                Dublin, OH 43017
                                  800-494-FLEX
                                  614-766-7074


     The Flex-Partners' funds are a family of mutual funds organized as a business trust (the "Trust") consisting of five separate portfolios (the "Funds"), each of which has separate investment objectives and policies. The objective of Tactical Asset Allocation Fund (the "Fund") is growth of capital through investment in the shares of other mutual funds. The Trust seeks to achieve the investment objective of Tactical Asset Allocation Fund by investing all of the investable assets of the Fund in the Mutual Fund Portfolio (the "Portfolio"), a corresponding open-end management investment company having the same investment objective as the Fund. Accordingly, investors should carefully consider this investment approach. For additional information regarding this unique concept, see "Investment Objectives and Policies" and "Other Information -- Shares of Beneficial Interest and Investment Structure."



                         FLEXIBLE INVESTMENT STRATEGIES


     The Portfolio may be invested defensively, for temporary periods, if the Portfolio's investment adviser deems it advisable because of adverse market conditions. Because the Fund may invest defensively, it is classified as an asset allocation fund.


                             ADDITIONAL INFORMATION



     This Prospectus sets forth basic information about the Trust and Tactical Asset Allocation Fund that a prospective investor should know before investing and it should be retained for future reference. A STATEMENT OF ADDITIONAL INFORMATION, dated April ___, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge by contacting the Fund at the address given above or by calling 1-800-494-FLEX, or
(614) 766-7074.




     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Highlights                          2   Performance Information and Reports   17
Synopsis of Financial Information   3   Other Information                     17
Performance Comparison              5   SHAREHOLDER MANUAL
Financial Highlights                6   How to Buy Shares                     20
Investment Objectives and Policies  7   How to Make Withdrawals (Redemptions) 24
Additional Investment Policies      8   Exchange Privilege                    25
     Risk Factors                  10   Retirement Plans                      26
The Trust and Its Management       12   Other Shareholder Services            26
Distribution Plans                 14   Shareholder Accounts                  27
Income Dividends and Taxes         15
How Net Asset Value is Determined  16



                INVESTMENT ADVISER: R. MEEDER & ASSOCIATES, INC.


                        PROSPECTUS DATED APRIL ___, 1998

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE: The objective of Tactical Asset Allocation Fund (formerly, The TAA Fund) is growth of capital through investment in the shares of other mutual funds. See "Investment Objectives and Policies."

     LIQUIDITY: As an open-end investment company, the Fund continuously offers and redeems shares of beneficial interest at the next determined net asset value per share plus any applicable sales charge. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."


     DIVERSIFICATION: Tactical Asset Allocation Fund is a diversified mutual fund.


     SALES CHARGES: Investors in the Fund may select Class A or Class C shares, each with a public offering price that reflects different sales charges and expense levels. Class A shares are offered at net asset value plus the applicable sales charge (maximum of 4.00% of public offering price). Class C shares are sold at net asset value without an initial sales charge but if redeemed within 18 months of purchase, a contingent deferred sales charge equal to 1.50% of the lesser of the current market value or the cost of the shares being redeemed will apply and if redeemed more than 18 months after purchase and before 24 months after purchase, a contingent deferred sales charge equal to
 .75% of the lesser of the current market value or the cost of the shares being redeemed will apply. See "How to Buy Shares" and "Distribution Plans."


     RETIREMENT PLANS AND OTHER SHAREHOLDER SERVICES: The Trust offers retirement plans, which include a prototype Profit Sharing Plan, Money Purchase Pension Plan, Salary Savings Plan--401(k), Individual Retirement Account (IRA), Simple IRA, Simplified Employee Pension Plan (SEP), and a number of other special shareholder services. See "Retirement Plans."


     MINIMUM INVESTMENT: A minimum investment of $2,500 is required to open an account, except an IRA account for which the minimum is $500. Subsequent investments must be at least $100. The Fund has the right to redeem the shares in an account and pay the proceeds to the shareholder if the value of the account drops below $1,000 ($500 for an IRA) because of shareholder redemptions. The shareholder will be given 30 days written notice and an opportunity to restore the account to $1,000 ($500 for an IRA). See "How to Buy Shares", "Other Shareholder Services" and "Shareholder Accounts."

     INVESTMENT ADVISER AND MANAGER: R. Meeder & Associates, Inc. is the Portfolio's Investment Adviser and Manager (the "Investment Adviser" or the "Manager"). The Manager has been an investment adviser to individuals, retirement plans, corporations and foundations since 1974 and to mutual funds since 1982. See "The Trust and Its Management."

     SHARES AVAILABLE THROUGH: The Fund's transfer agent, Mutual Funds Service Co. ("MFSCO"). See "The Trust and Its Management."

     DISTRIBUTION PLANS: The Fund has adopted a Rule 12b-1 distribution plan for using as much as 25/100 of 1% and 75/100 of 1% of net assets annually to aid in the distribution of Class A shares and Class C shares, respectively. The Fund has adopted a service plan for using as much as 25/100 of 1% of net assets annually to aid in the distribution of each of Class A shares and Class C shares. See "Distribution Plans."

     HOW TO BUY SHARES: Complete the New Account Application and forward with payment as directed. Orders accompanied by payment (ordinary check, bank check, bank wire, and money order) are accepted immediately and priced at the next determined net asset value per share after receipt of the order. See "How to Buy Shares" and "How Net Asset Value is Determined."

     SHAREHOLDER INQUIRIES: Shareholder inquiries should be directed to the Fund by writing or telephoning the Fund at the address or telephone numbers indicated on the cover page of this Prospectus. To protect the confidentiality of shareholder accounts, information relating to a specific account will be disclosed pursuant to a telephone inquiry if the shareholder identifies the account by account number or by the taxpayer identification number listed on the account.

     RISKS: For a discussion of the risks associated with an investment in the Fund, see "Risk Factors." The Fund should not be considered a complete investment program.

--------------------------------------------------------------------------------
                        SYNOPSIS OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------


                                                  TACTICAL ASSET ALLOCATION FUND

                                                        CLASS A    CLASS C
SHAREHOLDER TRANSACTION EXPENSES                        -------    -------
     Maximum Sales Load Imposed
          on Purchases (as a percentage
          of offering price)............................ 4.00%1      none
     Maximum Deferred Sales Load (as
          a percentage of original purchase price
          or redemption proceeds, as applicable)2....... none        1.50%
     Maximum Sales Load Imposed on Reinvested
          Dividends..................................... none        none
     Redemption Fees.................................... none        none
     Exchange Fees...................................... none        none

ANNUAL FUND OPERATING EXPENSES**
    (As a percentage of average net assets)
     Management Fees.................................... 0.80%       0.80%
     Rule 12b-1 Fees3................................... 0.25%       0.75%
     Other Expenses (After Expense
          Reimbursements*).............................. 0.43%       0.20%
          Service Fees4................................. 0.25%       0.25%
                                                        -------     -------
     TOTAL FUND OPERATING EXPENSES**.................... 1.73%       2.00%
         (After Expense Reimbursements*)

--------------------------------------------------------------------------------
EXAMPLE:
--------------------------------------------------------------------------------

An investor would pay the following expense
on a $1,000 investment, assuming (1) an
operating expense ratio of 1.73% for Class A       CUMULATIVE EXPENSES
Shares and 2.00% for Class C Shares of the         PAID FOR THE PERIOD OF:
Fund, (2) a 5% annual return throughout the        1 YEAR      3 YEARS     5 YEARS     10 YEARS
period and (3) redemption at the end of each       ------      -------     -------     --------
time period:
     Class A Shares . . . . . . . . . . . . . . .  $57          $92         $130        $236
     Class C Shares . . . . . . . . . . . . . . .  $35          $63         $108        $233
An investor would pay the following expenses
on the same $1,000 investment assuming no
redemption at the end of the period:
     Class A Shares . . . . . . . . . . . . . . .  $57          $92         $130        $236
     Class C Shares . . . . . . . . . . . . . . .  $20          $63         $108        $233
----------------------------------------------------------------------------------------------

*The Manager presently intends to reimburse the Fund through an expense reimbursement fee to the extent necessary to keep total expenses at 1.75% of average daily net assets for Class A Shares and 2.00% of average daily net assets for Class C shares. The Manager may change this policy at any time without notice to shareholders. This would, in some circumstances, have a material adverse effect on the net income of the Fund, and the return earned by shareholders. For planning purposes, prospective investors and shareholders should assume that expense reimbursements will not be made.

**Expenses used in these illustrations are based on expenses actually incurred for Class A and Class C shares of Tactical Asset Allocation Fund, which includes their proportionate share of expenses of the Mutual Fund Portfolio, for the period ending December 31, 1996.


Expenses shown as "After Expense Reimbursements" for each Class of shares in Tactical Asset Allocation Fund are based on actual fees paid by those Classes. Had expenses not been reimbursed, Other Expenses and Total Fund Operating Expenses, as a percentage of average net assets, would have been 3.93% and 5.23%, respectively, in Tactical Asset Allocation Fund - Class A Shares, and
 .40% and 2.40% in Tactical Asset Allocation Fund - Class C Shares.


-------------------------------------

1 The sales charge applied to purchases of Class A Shares declines as the amount invested increases. See "How to Buy Shares."

2 A deferred sales charge on Class C shares applies only if redemption occurs within twenty-four months from purchase. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

3 The NASD limits asset based sales charges to 6.25% of new sales, plus interest. Long-term shareholders of Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD. (See "How to Buy Shares - Purchasing Shares - Purchase Options").

4 The Service Fee pertains to Class A Shares and Class C Shares, 100% of which is allocated to National Association of Securities Dealers, Inc. ("NASD") member firms for continuous personal service by such members to investors in Class A Shares and Class C Shares of the Fund, such as responding to shareholder inquiries, quoting net asset values, providing current marketing material and attending to other shareholder matters.

     The expense table is meant to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund does not impose an exchange fee or redemption fee. For more complete descriptions of the various costs and expenses of the Fund see "The Trust and Its Management" and "Distribution Plans."

     The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio. For additional information concerning expenses incurred by the Trust and the Portfolio, see "The Trust and Its Management" herein and "Investment Adviser and Manager" in the Statement of Additional Information.

     The table and hypothetical examples on the previous page are for illustrative purposes only. The investment rate of return and expenses should not be considered a representation of past or future performance or expenses, as actual rates of return and expenses may be more or less than the rate and amounts shown.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Tactical Asset Allocation Fund Class A Shares vs. The S&P 500 Composite Stock Price Index and Morningstar's Average Asset Allocation Fund
The Growth of $10,000 (8/1/96 to 12/31/96)
TOTAL RETURN
                                                  TACTICAL ASSET ALLOCATION FUND
        Tactical               Morningstar's       Class A Shares Total Returns
         Asset                 Average Asset          (for the periods ended
      Allocation   The S&P      Allocation              December 31, 1996)
         Fund     500 Index*       Fund
         ----     ----------       ----
                                                       A SHARES
       $ 9,600     $10,000        $10,000              Since Inception (8/1/96)
1996   $ 9,900     $11,684        $10,991              with sales charge
                                                       1.29%

                                                       A SHARES
                                                       Since Inception (8/1/96)
                                                       without sales charge
                                                       5.51%

From its inception on August 1, 1996 through December 31, 1996, Tactical Asset Allocation Fund (formerly, TAA Fund) A shares provided shareholders with a total return of 5.51% without a sales charge and a total return of 1.29% after sales charge. For the same period, the S&P 500 Index provided a total return of 16.84% and the average Asset Allocation mutual fund monitored by Morningstar, Inc. provided a return of 9.91%.

Periods of volatility in the stock market during 1996 caused Tactical Asset Allocation Fund to adopt several fully or partially defensive positions over the course of the year. The Fund achieved a partially defensive position, of as much as 50 percent, on several occasions during the first half of the year, when the Mnaager's evaluation of market conditions indicated a growing level of risk in the stock market. The Fund's only fully defensive position of 1996 came during the third quarter, from mid-July until late August. While the Manager's evaluation of the risk present in the market improved as the year drew to a close, the Fund did not return to a fully invested position until mid-November.

The graph depicting the growth of $10,000 and the total return for the Fund are representative of past performance and are not intended to indicate future performance.

*The S&P 500 Composite Stock Price Index does not reflect a sales charge or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a sales charge of 4.00% and the deduction of fees for these value added services.

TACTICAL ASSET ALLOCATION FUND CLASS C SHARES VS. THE S&P 500 COMPOSITE STOCK PRICE INDEX AND MORNINGSTAR'S AVERAGE ASSET ALLOCATION FUND
The Growth of $10,000 (6/1/95 to 12/31/96)
TOTAL RETURN
                                                          TACTICAL ASSET
            Tactical                 Morningstar's       ALLOCATION FUND
             Asset                   Average Asset          C SHARES
           Allocation    The S&P      Allocation         AVERAGE ANNUAL
             Fund        500 Index*      Fund             TOTAL RETURNS
             ----        ----------      ----         (For the periods ended
                                                        December 31, 1996)
           $10,000        $10,000      $10,000
1995       $11,457        $11,709      $11,109         C SHARES
1996-1st q $11,715        $12,338      $11,373         1 Year
    -2nd q $12,174        $12,891      $11,636         with sales charge
    -3rd q $11,681        $13,289      $11,887         3.57%
    -4th q $11,862        $14,396      $12,476
                                                       C SHARES
                                                       1 Year
                                                       without sales charge
                                                       5.07%

                                                       C SHARES
                                                       Since Inception (6/1/95)
                                                       with sales charge
                                                       10.90%

                                                       C SHARES
                                                       Since Inception (6/1/95)
                                                       without sales charge
                                                       12.40%


In 1996, Tactical Asset Allocation Fund (formerly, TAA Fund) Class C Shares provided shareholders with a total return of 5.07% without a sales charge and a total return of 3.57% after sales charge. For the same period, the S&P 500 Index provided a total return of 22.95% and the average Asset Allocation mutual fund monitored by Morningstar, Inc. provided a return of 12.45%.

Periods of volatility in the stock market during 1996 caused Tactical Asset Allocation Fund to adopt several fully or partially defensive positions over the course of the year. The Fund achieved a partially defensive position, of as much as 50 percent, on several occasions during the first half of the year, when the Manager's evaluation of market conditions indicated a growing level of risk in the stock market. The Fund's only fully defensive position of 1996 came during the third quarter, from mid-July until late August. While the Manager's evaluation of the risk present in the market improved as the year drew to a close, the Fund did not return to a fully invested position until mid-November.

The graph depicting the growth of $10,000 and the total return for the Fund are representative of past performance and are not intended to indicate future performance.

*The S&P 500 Composite Stock Price Index does not reflect a sales charge or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a sales charge of 1.50% and the deduction of fees for these value added services.


--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


         The financial highlights for Tactical Asset Allocation Fund (formerly, The TAA Fund) are listed below. This information has been audited in conjunction with the audits of the financial statements of the Tactical Asset Allocation Fund and its corresponding Portfolio, the Mutual Fund Portfolio, by KPMG Peat Marwick LLP, independent certified public accountants for the period from August 1, 1996 through December 31, 1996 for the Class A Shares, and for the year ended December 31, 1996 and for the period from June 1, 1995 through December 31, 1995 for the Class C Shares.

                                                        CLASS A              CLASS C            CLASS C
                                                        -------              -------            -------
                                                     For the period      For the Period     For the Period
                                                    August 1, 1996(2)    January 1, 1996    June 1, 1995(2)
                                                            to                 to                   to
                                                    December 31, 1996   December 31, 1996  December 31, 1995
NET ASSET VALUE, BEGINNING OF PERIOD                      $12.50             $13.26               $12.50
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                                0.14               0.10                (0.02)
--------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities
     (both realized and unrealized)                         0.55               0.57                 1.84
--------------------------------------------------------------------------------------------------------------
Total From Investment Operations                            0.69               0.67                 1.82
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
Dividends (from investment income)                         (0.14)             (0.10)                --
--------------------------------------------------------------------------------------------------------------
Distributions (from capital gains)                         (0.49)             (0.31)               (1.06)
--------------------------------------------------------------------------------------------------------------
Total Distributions                                        (0.63)             (0.41)               (1.06)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $12.56             $13.52               $13.26
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                5.51%              5.07%               14.57%
--------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)                           $137              $13,943              $11,524
--------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                     1.73%(1)           2.00%                1.97%(1)
--------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss)
     to Average Net Assets                                  2.60%(1)           0.75%               (0.29%)(1)
--------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets,
     before reimbursement of fees                           5.23%(1)           2.40%                2.80%(1)
--------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to
     Average Net Assets, before reimbursement
     of fees                                               (0.90%)(1)          0.35%               (1.12%)(1)
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     297%                297%
--------------------------------------------------------------------------------------------------------------

(1)  Annualized
(2)  Date of commencement of operations

Financial Statements and Notes pertaining thereto appear in the Statement of Additional information.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     Tactical Asset Allocation Fund (formerly, The TAA Fund) and the Mutual Fund Portfolio have their own separate investment objectives and policies, as set forth below. Except as otherwise expressly provided herein, these investment objectives and policies, which are identical for the Fund and the Portfolio, are not fundamental and may be changed by their respective Trustees without approval of the Fund's shareholders or the Portfolio's investors. No such change would be made in the Fund, or the Portfolio, without 30 days prior written notice to shareholders. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. As a result, Tactical Asset Allocation Fund invests in the Mutual Fund Portfolio. For more information concerning the investment structure of the Fund which invests its assets in the Portfolio, see "Other Information - Investment Structure."

     Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in the Statement of Additional Information. There can be no assurance that the investment objective of the Portfolio will be achieved.

     The Portfolio's investment objective is growth of capital. The Portfolio will seek to attain its investment objective through investment in the shares of open-end investment companies--commonly called mutual funds. The underlying mutual funds will consist of diversified mutual funds which invest primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants) and which seek long-term growth or appreciation, with current income typically of secondary importance.

     Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments. The Portfolio will not invest in other funds of The Flex-Partners family of funds or The Flex-funds family of funds, the corresponding portfolios of which are also managed by the Manager.

     The Portfolio will generally purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Portfolio may purchase "load" mutual funds only if the load, or sales commission, is by previous agreement waived for purchases or sales made by the Portfolio.


     Under normal circumstances, at least 65% of the value of the Portfolio's total assets will be invested in mutual funds. The Portfolio may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Portfolio's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, the Portfolio should have exposure to certain stock indices and the Portfolio can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Portfolio itself, it may invest up to 100% of its assets to do so.


     The Portfolio may invest temporarily in money market instruments for defensive purposes, if the Manager deems it advisable to do so. See the Fund's Statement of Additional Information for other details.

     During periods when the Manager deems it necessary for temporary defensive purposes, or pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, the Portfolio may invest without limit in high quality money market instruments. These instruments may include commercial paper, certificates of deposit, banker's acceptances and other bank obligations, short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and short-term obligations of foreign issuers, denominated in U.S. dollars and traded in the United States.

     Except as otherwise expressly provided herein, all investment objectives and policies stated throughout this prospectus are not fundamental and may be changed without approval of the Fund's shareholders. No such change would be made in a Fund without 30 days prior written notice to shareholders.

--------------------------------------------------------------------------------
                         ADDITIONAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS AND BONDS

     When investing in money market instruments or bonds, the Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities:

     o U.S. Government Securities and Securities of its Agencies and Instrumentalities

     o    Bank Obligations and Instruments Secured Thereby

     o High Quality Commercial Paper--The Portfolio may invest in commercial paper rated no lower than "A-2" by S&P or "Prime-2" by Moody's, or, if not rated, issued by a company having an outstanding debt issue rated at least A by S&P's or Moody's.

     o Private Placement Commercial Paper--unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolio.

     o Repurchase Agreements Pertaining to the Above--The Portfolio may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Portfolio will not invest more than 10% of its assets, at time of purchase, in repurchase agreements which mature in excess of seven days or in other illiquid or not readily marketable securities.

     The Fund is an asset allocation fund. The Manager's tactical asset allocation discipline, called "defensive investing", has addressed the asset allocation decision by making shifts in the mix of stocks, bonds and cash in a portfolio.

HEDGING STRATEGIES

     The Portfolio may engage in hedging transactions in carrying out the investment policies. A hedging program may be implemented for the following reasons: (1) To protect the value of specific securities owned or intended to be purchased while the Manager is implementing a change in a specific investment position; (2) To protect portfolio values during periods of extraordinary risk without incurring transaction costs associated with buying or selling actual securities; and (3) To utilize the "designated hedge" provisions of Sub-Chapter M of the Internal Revenue Code as a permitted means of avoiding taxes that would otherwise have to be paid on gains from the sale of portfolio securities.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     The Portfolio will not engage in transactions in financial futures contracts or related options for speculation but only as a hedge against changes in the market value of securities held in its portfolio, or which it intends to purchase, and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Portfolio. For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for a mutual fund, such as the Portfolio. All futures transactions for the Portfolio will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever the Portfolio establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Portfolio. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, the Portfolio will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by the Portfolio to protect against reinvestment risk are intended to protect the Portfolio against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     These financial futures contracts or related options used by the Portfolio to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways (See "Risk Factors.")

     The Portfolio may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets.

     The Portfolio expects that any gain or loss on hedging transactions will be substantially offset by any gain or loss on the securities underlying the contracts or being considered for purchase. There can be no guaranty that the Portfolio will be able to realize this objective and, as noted below under "Risk Factors", there are some risks in utilizing a hedging strategy.

RISK FACTORS

     The Mutual Fund Portfolio will be invested in securities which fluctuate in market value, so net asset value per share will fluctuate as well. The Mutual Fund Portfolio may have more than five percent of its assets invested in one fund. If the underlying fund performs poorly, this could negatively impact the value of the Mutual Fund Portfolio. Thus, there is no guarantee that a shareholder will receive the full amount of his investment upon the redemption of shares. The Mutual Fund Portfolio does, however, seek to minimize the risk of loss through diversification and, at times, the use of hedging techniques and defensive investment strategies. Hedging involves risks which are not present in some other mutual funds with similar objectives (See "Hedging Strategies.")

     Put and call option contracts involve some risk. For example, the total premium paid for an option contract could be lost if the Portfolio does not sell the contract or exercise the contract prior to its expiration date.

     Futures contracts likewise involve some risk. It is possible that the contract(s) selected by the Manager will not follow exactly the price movement of the securities covered by the contract. If this occurs, the objective of the hedging strategy may not be successful.

     Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Accordingly, these financial futures contracts or related options used by the Mutual Fund Portfolio to implement their hedging strategies (see "Hedging Strategies") are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

     Although the Mutual Fund Portfolio will invest in a number of underlying mutual funds, this practice will not eliminate investment risk. To the extent that the Mutual Fund Portfolio invests in underlying funds which leverage investments or concentrate investments in one industry, an investment in the Mutual Fund Portfolio will indirectly entail the additional risks associated with these practices. Leveraged mutual funds may have higher volatility than the over-all market or other mutual funds. This may result in greater gains or losses than the over-all market or other non-leveraged mutual funds. Mutual funds which concentrate investments in a single industry lack normal diversification and are exposed to losses stemming from negative industry-wide developments.

     An investor in Tactical Asset Allocation Fund should recognize that he may invest directly in mutual funds and that by investing in mutual funds indirectly through the Mutual Fund Portfolio, he will bear not only his proportionate share of the expenses of the Mutual Fund Portfolio (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the underlying mutual funds.

     The Portfolio may invest in private placement commercial paper and repurchase agreements with banks and securities brokers.

     All repurchase agreements entered into by the Portfolio will be fully collateralized. The Portfolio's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of the Portfolio to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. In the event of a bankruptcy or other default of a seller of a repurchase agreement to the Portfolio, the Portfolio could encounter delays and expenses in enforcing its rights and could experience losses, including a decline in the value of the underlying securities and loss of income.

     Private placement commercial paper ("Rule 144A securities") consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

PORTFOLIO TURNOVER

     Because the Manager may employ flexible defensive investment strategies when market trends are not considered favorable, the Manager may occasionally change the entire portfolio in the Portfolio. High transaction costs could result when compared with other funds. Trading may also result in realization of net short-term capital gains upon which shareholders may be taxed at ordinary tax rates when distributed from the Fund.


     This defensive investment strategy can produce high portfolio turnover ratios when calculated in accordance with SEC rules. However, viewed in terms of "round trips", The Mutual Fund Portfolio completed one "round trip" in the stock market during the year. The Portfolio would have one "round trip", for example, if 100% of the Portfolio were invested defensively in money market instruments at the beginning of the year, then 100% of the Portfolio was fully invested in accordance with its investment objective in the middle of the year and finally, the Portfolio went 100% defensive again at the end of the year.

     The Mutual Fund Portfolio's annual portfolio turnover rate is not expected to exceed 300%. The portfolio turnover rate for the Portfolio was 297% in 1996. See "Income Dividends and Taxes."


     The Portfolio intends to comply with the short-term trading restrictions of Subchapter M of the Internal Revenue Code of 1986, as amended, although these restrictions could inhibit a rapid change in the Portfolio's investments. The Portfolio will strive for a positive investment return each calendar year.

--------------------------------------------------------------------------------
                          THE TRUST AND ITS MANAGEMENT
--------------------------------------------------------------------------------

     The Trust was organized as a Massachusetts business trust on June 22, 1992. All of its constituent funds are diversified open-end management companies. The Trust's offices are at 6000 Memorial Drive, Dublin, OH 43017. The business and affairs of the Trust are under the direction of its Board of Trustees.

     Neither the Trust nor the Fund has an investment adviser because the Trust seeks to achieve its investment objective of the Fund by investing its assets in the Portfolio. The Portfolio has retained the services of R. Meeder & Associates, Inc. as investment adviser.

     R. Meeder & Associates, Inc. (the "Manager") has been an investment adviser to individuals and retirement plans since 1974 and to mutual funds since 1982. The Manager serves the Portfolio pursuant to an Investment Advisory Contract under the terms of which it has agreed to provide an investment program within the limitations of the Portfolio's investment policies and restrictions, and to furnish all executive, administrative, and clerical services required for the transaction of Portfolio business, other than accounting services and services which are provided by the Portfolio's custodian, transfer agent, independent accountants and legal counsel.


     The Manager was incorporated in Ohio in 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, OH 43017. The Manager is a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"). MII is controlled by Robert S. Meeder, Sr. through ownership of voting common stock. MII conducts business only through its six subsidiaries which are R. Meeder & Associates, Inc.; Mutual Funds Service Co., the Fund's transfer agent; Adviser Dealer Services, Inc., the Fund's distributor (the "Distributor"); Opportunities Management Co., a venture capital investor; Meeder Advisory Services, Inc., a registered investment adviser; and OMCO, Inc., a registered commodity trading adviser and commodity pool operator.


     The Manager earns an annual fee, payable in monthly installments, from the Portfolio at the rate of 1.00% of the first $50 million, .75% of the next $50 million and .60% in excess of $100 million, of average net assets. These fees are higher than the fees charged to most other investment companies.


     Accounting, stock transfer, and dividend disbursing services are provided to the Fund and Portfolio by Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly-owned subsidiary of MII. The minimum annual fee, payable monthly, for accounting services for the Portfolio is $7,500. Subject to the applicable minimum fee, the Portfolio's annual fee is computed at the rate of .15% of the first $10 million, .10% of the next $20 million, .02% of the next $50 million and .01% in excess of $80 million of the Portfolio's average net assets. In addition, each class of shares of the Fund incurs (subject to a $4,000 annual minimum fee) an annual fee of the greater of $15 per shareholder account or .10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services. Mutual Funds Service Co. also serves as Administrator to the Fund pursuant to an Administration Services Agreement. Services provided to the Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual administrative fee, payable monthly, of .05% of the Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio. For the period ended December 31, 1996, total payments to Mutual Funds Service Co. amounted to $19,109 and $50,435 from the Fund and Portfolio, respectively.


     A broker-dealer may use a portion of the commissions paid by the Portfolio to reduce the Portfolio or the Fund's expenses. The Manager may take into account sales of shares of the Fund and other funds advised by the Manager in selecting broker-dealers to effect portfolio transactions on behalf of the Portfolio.

     Information concerning the Trustees and officers of both the Trust and the Portfolio appears in the Statement of Additional Information.

PORTFOLIO MANAGER


     Robert S. Meeder, Jr. is the portfolio manager primarily responsible for the day to day management of the Mutual Fund Portfolio. Mr. Meeder, a Trustee and Vice President of the Mutual Fund Portfolio and The Flex-Partners, is the President/Portfolio Manager of the Manager. Mr. Meeder has been associated with the Manager since 1983 and has managed the Portfolio since 1988.


DISTRIBUTOR


     Adviser Dealer Services, Inc. (the "Distributor"), 6000 Memorial Drive, Dublin, Ohio 43017, an affiliate of the Manager, is a corporation organized under the laws of the State of Ohio and serves as the distributor of the shares of the Fund. The Manager may select the Distributor to execute transactions for the Portfolio, provided that the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to those paid to other brokers in connection with comparable transactions.


TRANSFER AGENT

     Mutual Funds Service Co. ("MFSCO"), 6000 Memorial Drive, Dublin, Ohio 43017 is a corporation organized under the laws of the State of Ohio and provides stock transfer, dividend disbursing and administrative services to the Fund.

--------------------------------------------------------------------------------
                               DISTRIBUTION PLANS
--------------------------------------------------------------------------------

     The Fund has adopted two plans of distribution pursuant to Rule 12b-1 (the "Distribution Plans") in accordance with the regulations under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the provisions of the Distribution Plans, the Fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

                         CLASS         DISTRIBUTION FEE
                         -----         ----------------
                           A                 0.25%
                           C                 0.75%

     The Fund has adopted two service plans (the "Service Plans"). Under the provisions of the Service Plans, the fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

                         CLASS           SERVICE FEE
                         -----           -----------
                           A                0.25%
                           C                0.25%

     Some or all of the service fees are used to reimburse securities dealers for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance of shareholder accounts by such dealers. Dealers who have sold Class A shares are eligible for further reimbursement commencing as of the time of such sale. Dealers who have sold Class C shares are eligible for further reimbursement after the first twelve months during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly). Any service fees received by the Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and the maintenance of shareholder accounts.

     The distribution fees are used primarily to offset initial and ongoing commissions paid to securities dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by securities dealers.

     The Manager may use its resources to pay expenses associated with the sale of the Fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of Fund shares. However, the Fund does not pay the Manager any separate fees for this service.

     A rule of the National Association of Securities Dealers, Inc. ("NASD") limits the annual expenditures which the Fund may incur under the Distribution Plans and the Service Plans to a total of 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rules also limits the aggregate amount which the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charge). Such limitation does not apply to shareholder service fees.

--------------------------------------------------------------------------------
                           INCOME DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. Tactical Asset Allocation Fund's dividends are declared payable to shareholders on a quarterly basis.

     In December, the Fund may distribute an additional ordinary income dividend (consisting of net short-term capital gains and undistributed income) in order to preserve its status as a registered investment company (mutual fund) under the Internal Revenue Code. Net long-term capital gains, if any, also are declared and distributed in December. Dividends paid by the Fund with respect to Class A shares and Class C shares, to the extent any dividends are paid, will be calculated in the same manner at the same time, on the same day and will be in the same amount except that each class will bear its own distribution charges, resulting in lower dividends for Class C shares. Distributions of net capital gains, if any, will be paid in the same amount for Class A shares and Class C shares.

     DISTRIBUTION OPTIONS. You may choose to receive dividends and capital gain distributions in cash or to reinvest them in additional shares. Please indicate your choice on your New Account Application or contact your dealer. If you elect to receive dividends or capital gain distributions in cash and the U.S. Postal Service returns your checks to us, the checks will be reinvested in your account at the Fund's then-current net asset value. Until we receive instructions to the contrary, subsequent distributions will be reinvested in your account. In addition, we may reinvest, at the Fund's then-current net asset value, any distribution checks that remain uncashed for six months.

     TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing all, or substantially all, of its net investment income and net realized capital gains to shareholders each year. The Fund qualified as a "regulated investment company" for each of the last two fiscal years.

     The Fund's dividends and capital gain distributions are subject to federal income tax whether they are received in cash or reinvested in additional shares. Distributions declared in October, November, December and paid in January of the following year are taxable as if they were paid on December 31. Tactical Asset Allocation Fund expects to make such a distribution in future years.

     Dividends from net investment income (including net short-term capital gains) are taxable as ordinary income. Distributions from net long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares.

     A portion of the Fund's dividends may qualify for the dividends-received deduction available to corporations. The Fund will send you a tax statement by January 31 showing the tax status of distributions you received in the previous year and will file a copy with the IRS.

     Form 1099-DIV, Dividends and Distributions will not be provided to individuals if gross dividends and other distributions are less than $10 or to corporations, retirement plans (including IRA's), tax-exempt organizations or to registered securities dealers.

     You may realize a capital gain or loss when you redeem (sell) or exchange shares of the Fund. For most types of accounts, the proceeds from your redemption transactions will be reported to you and the IRS annually. However, because the tax treatment depends on your purchase price and personal tax position, you should keep your regular account statements to use in determining your taxes.

     "BUYING A DIVIDEND." The timing of your investment in the Fund could have undesirable tax consequences.

     If you opened a new account or bought more shares for your current account just before the day a dividend or capital gain distribution was reflected in the Fund's share price, you would receive a portion of your investment back as a taxable distribution. This practice is sometimes referred to as "buying a dividend."

     BACKUP WITHHOLDING. The Fund is required by federal law to withhold 31% of reportable dividends, capital gain distributions, or redemptions payable to shareholders who have not complied with IRS regulations. To avoid this withholding requirement, you must certify on your account application (or on IRS Form W-9) that your social security or taxpayer identification number (TIN) is correct and that you are not subject to back-up withholding for previous under reporting to the IRS, or that you are exempt from backup withholding.

     The Fund may refuse to sell shares to investors who have not complied with these requirements, either before or at the time of purchase. Until we receive your certified TIN, we may redeem your shares in the Fund at any time.

--------------------------------------------------------------------------------
                        HOW NET ASSET VALUE IS DETERMINED
--------------------------------------------------------------------------------

     Net asset value per share is determined at each closing of the New York Stock Exchange each day the Exchange is open for business and each other day during which there is a sufficient degree of trading that the current net asset value of the Fund's shares might be materially affected by changes in the value of the securities held by the Portfolio. Net asset value is obtained by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets), less its liabilities, by the total number of its shares of beneficial interest outstanding at the time. Net asset value is determined separately for Class A shares and Class C shares. Although the legal rights of Class A shares and Class C shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee accrual with respect to Class C shares.

--------------------------------------------------------------------------------
                       PERFORMANCE INFORMATION AND REPORTS
--------------------------------------------------------------------------------

     The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to the Standard & Poor's 500 Composite Stock Price Index or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc. and Morningstar Mutual Fund Report.

     The Fund may provide period and average annualized "total return" quotations. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. Period and average annualized total return are calculated separately for Class A shares and Class C shares. Average annual total return smoothes out variations in performance and takes into account any applicable initial or contingent deferred sales charges.

     An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return if the period is shorter than one year, because of the assumed reinvestment.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, the Manager may have voluntarily agreed to waive portions of its fees or reimburse Fund expenses on a month-to-month basis. Such waivers and reimbursements will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

     Shareholders will receive financial reports semi-annually that include the Fund's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing funds and to create additional funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust issues its own series of shares of beneficial interest. The shares of each Fund represent an interest only in the Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of the Fund. The Trust's Board of Trustees may authorize the creation of additional series under the Declaration of Trust, each of which would invest its assets in separate, individually managed portfolios.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of any other Fund.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.

     When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of the Trust by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     The Portfolio, in which all the investable assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     Each class of shares represents identical interests in the Fund's investment portfolio. As such, they have the same rights, privileges and preferences, except with respect to the: (a) designation of each class, (b) effect of the respective sales charges, if any, for each class, (c) distribution fees borne by each class, (d) expenses allocable exclusively to each class, (e) voting rights on matters exclusively affecting a single class, (f) exchange privilege of each class, and (g) any conversion feature applicable to a class.

INVESTMENT STRUCTURE

     Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting the Trust by calling: 1-800-494-FLEX, or (614) 766-7074.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If such securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

     The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to the Portfolio. The inability to find an adequate investment pool or investment adviser could have a significant impact on shareholders' investment in the Fund.

     As stated in "Investment Objectives and Policies," except as otherwise expressly provided herein, the Portfolio and the Fund's investment objective and policies are not fundamental and may be changed by their respective Trustees without shareholder approval. (No such change would be made, however, without 30 days written notice to shareholders.)

     For descriptions of the investment objective and policies of the Portfolio, see "Investment Objective and Policies." For descriptions of the management and expenses of the Portfolio, see "The Trust and Its Management" herein, and "Investment Adviser and Manager" and "Trustees and Officers" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                               SHAREHOLDER MANUAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

     MINIMUM INVESTMENT -- The minimum investment to open an account is $2,500, except an Individual Retirement Account (IRA) which has a $500 minimum. Subsequent investments in any account may be made in amounts of at least $100.

     You may open an account and make an investment by purchasing shares through securities dealers having sales agreements with the Distributor. A minimum investment of $2,500 ($500 for an IRA) is required to establish an account in the Fund. The minimum for subsequent investments in the Fund is $100.

     Direct purchase orders may be made by submitting a check. In the case of a new account, fill out the New Account Application accompanying this Prospectus. Be sure to specify the name of the Fund and class of shares in which you wish to invest. A check payable to Tactical Asset Allocation Fund must accompany the New Account Application. Payments may be made by check or Federal Reserve Draft payable to the Fund and should be mailed to the following address: THE FLEX-PARTNERS, C/O MUTUAL FUNDS SERVICE CO., P. O. BOX 7177, DUBLIN, OHIO 43017.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred in the transaction. All orders for the purchase of shares are subject to acceptance or rejection by the Fund or the Distributor. Direct purchase orders received by MFSCO by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct purchase orders received by MFSCO after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day.

     Wire orders for shares of the Fund received by dealers prior to 4:00 p.m., Eastern time, and received by MFSCO before 5:00 p.m., Eastern time, on the same day are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with MFSCO before 5:00 p.m., Eastern time, and to forward payment to Star Bank, N.A., the Custodian for the Fund.

     If the wire order is for a new account, you must telephone the Fund prior to making your initial investment. Call 1-800-494-FLEX, or (614) 766-7074. Be sure to specify the name of the Fund and class of shares in which you wish to invest. Advise the Fund of the amount you wish to invest and obtain an account number and instructions. Have your bank wire federal funds to:

          Star Bank, N.A. Cinti/Trust
          ABA #: 042-00001-3
          Attention:  The Flex-Partners
              TACTICAL ASSET ALLOCATION FUND
          Credit Account Number 483608972
          Account Name (your name)
          Your Flex-Partners account number

     Direct purchase orders received by MFSCO by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by MFSCO after 4:00 p.m. and orders received by dealers after 5:00 p.m. are confirmed at the net asset value next determined on the following business day.

     No stock certificates will be issued. Instead, an account with MFSCO is established for each investor and all shares purchased or received, including those acquired through the reinvestment of dividends and distributions, are registered on the books of the Fund and credited to such account.

     The Fund will not permit redemptions until it receives the New Account Application in good order.

     SUBSEQUENT INVESTMENTS -- Subsequent investments in an existing account may be made by mailing a check payable to Tactical Asset Allocation Fund. Please include your account number and the class of shares in which you wish to invest on the check and mail as follows:

          THE FLEX-PARTNERS
          C/O MUTUAL FUNDS SERVICE CO.
          P. O. BOX 7177
          DUBLIN, OHIO  43017

     Subsequent investments may also be made by bank wire as described above. It is necessary to notify the Fund prior to each wire purchase. Wires sent without notifying the Fund will result in a delay of the effective date of your purchase.

     PURCHASING SHARES -- PURCHASE OPTIONS -- You may purchase "Class A" Shares or "Class C" Shares of the Fund. Class A and Class C Shares bear sales charges in different forms and amounts. Class A Shares are sold with a sales charge at the time of purchase, which varies with the amount invested. Class C Shares have no initial sales charge but are subject to a contingent deferred sales charge if redeemed within twenty four months from purchase. Under a Rule 12b-1 distribution plan that provides for distribution fees and a service plan that provides for asset based service fees, Class C Shares have a higher distribution fee which may cause a long-term shareholder to pay more than the economic equivalent of the maximum Class A Share initial sales charge. You should choose the method of purchasing shares (Class A or Class C) that is most beneficial given the amount of your purchase, the length of time you expect to hold the shares and other relevant circumstances. Maximum sales charges and fees are set forth in the "Synopsis of Financial Information" of this Prospectus and quantity discounts for the Class A initial sales charge are set forth below.

     CLASS A SHARES of the Fund are sold at net asset value plus the applicable sales charge as shown in the table below (the "Offering Price") for purchases made at one time by a single purchaser, by an individual, his or her spouse and their children under age 21, or by a single trust account. Class A Shares also bear a Rule 12b-1 fee of .25% per annum (paid to the Distributor), of their average net asset value. In addition, Class A shares bear an asset based service fee of .25% per annum. The sales charge on Class A Shares is allocated between your investment dealer and the Distributor as shown below:


                          AS A PERCENTAGE    AS A PERCENTAGE
                          OF OFFERING        OF NET ASSET
                          PRICE OF THE       VALUE OF THE         DEALER'S
                          SHARES             SHARES               SALES
AMOUNT INVESTED           PURCHASED          PURCHASED            CONCESSION
----------------------------------------------------------------------------
Up  to $100,000           4.00%              4.17%                3.50%
$100,001 to  $249,999     3.50%              3.63%                3.00%
$250,000 to $499,999      3.00%              3.09%                2.50%
$500,000 to $999,999      2.50%              2.56%                2.00%
$1,000,000 or more        None               None                 None



     CUMULATIVE QUANTITY DISCOUNT. The above tables of reduced sales charges also apply if the dollar amount of a purchase plus the net asset value of Class A Shares then owned by the purchaser is more than $100,000. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate value of such shares then owned plus the amount of the purchase.

     To receive the cumulative quantity discount, the investor or securities dealer must request the discount at the time of placing the purchase order and give the Transfer Agent sufficient information to determine and confirm that the purchase will qualify for the discount. The cumulative quantity discount may be amended or terminated at any time as to all purchases occurring thereafter.

     LETTER OF INTENTION. An investor may also pay reduced sales charges by signing and fulfilling the Letter of Intention on the New Account Application which expresses the investor's intention to invest within the specified 13-month period the amount in Class A Shares indicated. The Letter of Intention may be back dated to include purchases made within 90 days prior the signing of the Letter of Intention. The Letter of Intention will not be a binding obligation on either the purchaser or the Fund.

     Purchases made under the Letter of Intention are made at the sales charge applicable to the aggregate amount to be invested under the Letter of Intention as if all shares were purchased in a single transaction. During the period covered by the Letter of Intention, the Transfer Agent will escrow shares representing 5% of the intended purchase. If the intention is not completed, a price adjustment is made, based upon the actual amount invested within the period covered by the Letter of Intention, by redemption of escrowed shares. A Letter of Intention can be amended: (a) during the 13-month period if the purchaser files an amended Letter of Intention with the same expiration date as the original and (b) automatically after the end of the period, if the total purchases credited to the Letter of Intention qualify for an additional reduction in sales charge.

     CLASS C SHARES are sold at net asset value without an initial sales charge but if redeemed within eighteen months of purchase (the "CDSC Period") a contingent deferred sales charge ("CDSC") equal to 1.50% of the lesser of the current market value or the cost of the shares being redeemed will apply and if redeemed after eighteen months of purchase and before twenty four months after purchase, a CDSC equal to .75% of the lesser of the current market value or the cost of the shares being redeemed will apply. No CDSC will be imposed on Class C Shares acquired by reinvestment of distributions. In determining whether a CDSC is applicable, it will be assumed that a redemption is made first of shares derived from reinvestment of distributions and second of shares purchased during the CDSC Period. Class C Shares bear an asset based service fee of 0.25% and a Rule 12b-1 fee, shown in the Fee Table on page 8, that is higher than the Rule 12b-1 fee for Class A Shares. Class C Shares provide the benefit of putting all of an investor's dollars to work from the time the investment is made but will have a higher annual expense ratio and pay lower dividends than Class A Shares due to the higher Rule 12b-1 fee.

     All CDSC's imposed on redemptions are paid to the Distributor. The Distributor intends to pay a commission of 1% of the purchase amount to participating dealers at the time the investor purchases Class C shares.


     CLASS C SHARES - CONVERSION/NON-CONVERSION: Class C shares issued on or before April 30, 1998 have a conversion feature described under "Additional Purchase and Redemption Information - Convertible Class C Shares" in the Statement of Additional Information. This conversion feature has been eliminated for Class C shares issued after April 30, 1998. Therefore, Class C shares issued after April 30, 1998 will not convert to Class A shares, which carry a lower distribution fee, at any time.


     SALES CHARGE WAIVERS: Directors, Trustees, officers and full-time employees of the Portfolio, the Trust, the Manager or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities, may purchase shares of the Fund at net asset value.

     The Fund may also sell Class A shares at net asset value without an initial sales charge to clients of the Manager by making arrangements to do so with the Trust and the transfer agent; and registered investment advisers and financial planners purchasing for their clients by making arrangements to do so with the Trust and the transfer agent.

     Shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Distributor and by their registered personnel and employees, including members of the immediate families of such registered personnel and employees (i.e., spouse and minor children only).

     The Fund may waive the CDSC on redemption following the death of a shareholder, or if a shareholder becomes unable to engage in any substantial gainful activity by reason of a medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration; and when a total or partial redemption is made in connection with a distribution from IRAs or other qualified retirement plans after attaining age 59-1/2. See "Other Shareholder Services - Systematic Withdrawal Program" and the Statement of Additional Information.

     Class A Shares of the Fund may be purchased at net asset value and the Fund may waive the CDSC on the redemption of Class C Shares owned by banks, bank trust departments, savings and loan associations, and federal and state credit unions either in their fiduciary capacities or for their own accounts. These institutions may charge fees to clients for whose accounts they purchase shares at net asset value or for which the CDSC has been waived.

     No sales charge will be charged on accounts that are opened for shareholders by dealers where the amount invested represents redemption proceeds from other funds, and where the shareholder has paid a sales charge in connection with the purchase of such other fund's shares; provided that (i) shares of the Fund are purchased within 60 days after redemption of such other fund's shares; and (ii) sufficient documentation of such redemption as the Transfer Agent may require shall be provided at the time Fund shares are purchased. In addition, shareholders who have redeemed shares of a mutual fund which is a series of The Flex-Partners (each a "Flex-Partners Fund") may reinvest the proceeds in any Flex-Partners Fund at net asset value if such proceeds are reinvested within 60 days after the date of redemption.

--------------------------------------------------------------------------------
                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)
--------------------------------------------------------------------------------

     Shares are redeemed and funds withdrawn at net asset value per share less, in the case of Class C shares, any applicable contingent deferred sales charge, and there are no redemption fees. (See "How Net Asset Value Is Determined.")

     BY MAIL -- A shareholder may redeem shares by mailing a written request in good order to: The Flex-Partners, c/o Mutual Funds Service Co., P. O. Box 7177, Dublin, OH 43017. Good order means that the request must be signed by the shareholder(s) and the signature(s) must be guaranteed by an eligible guarantor institution (a bank, broker-dealer, credit union, securities exchange, clearing agency or savings association). Further documentation may be required as to the authority of the person requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY BANK WIRE -- A shareholder may redeem by telephone by placing a wire redemption through a securities dealer. Wire redemption requests received by dealers prior to 4:00 p.m., Eastern time, and received by MFSCO before 5:00 p.m., Eastern time on the same day, are confirmed at that day's net asset value per share. Direct wire redemption requests must be received by 4:00 p.m. to be confirmed at that day's net asset value.

     WHEN REDEMPTIONS ARE EFFECTIVE -- Redemptions are made at the net asset value per share next determined after receipt of a redemption request in good order. (See "How Net Asset Value Is Determined.")

     WHEN PAYMENTS ARE MADE -- Shares are redeemed at their net asset value per share next determined after receipt by MFSCO of the redemption request in the form described above, less, in the case of Class C shares, any applicable contingent deferred sales charge. Payment is normally made within seven days after the redemption request, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen (15) days from the purchase date. To eliminate this delay it is advisable to purchase shares of the Fund by certified check or wire.

--------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     An exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

     Your exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. You will receive a prospectus along with your confirmation if you exchange into a fund not offered in this Prospectus. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

     Your exchange may be processed only if the shares of the fund to be acquired are eligible for sale in your state and if the amount of your transaction meets the minimum requirements for that fund. The exchange privilege is only available in states in which it may be legally offered.

     EXCHANGES OF CLASS A SHARES: You may exchange your Class A shares for Class A shares of any Flex-Partners Fund and for shares of The Flex-funds Money Market Fund, a single-class money market fund managed by the Manager.

     EXCHANGES OF CLASS C SHARES: Class C shares of the Fund are exchangeable at net asset value only for Class C shares of any other Flex-Partners Fund. Class C shares of the Fund cannot be exchanged for Class A shares of any Flex-Partners Fund.

     The Fund reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

IF YOU HAVE ANY QUESTIONS ON EXCHANGE OR REDEMPTION PROCEDURES, CALL YOUR DEALER OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------
                                RETIREMENT PLANS
--------------------------------------------------------------------------------


     The Trust offers retirement plans which include a prototype Profit Sharing Plan, a Money Purchase Pension Plan, a Salary Savings Plan--401(k), Tax-Sheltered Custodial Account - 403(b)(7), an Individual Retirement Account
(IRA), a Simple IRA, and a Simplified Employee Pension (SEP) Plan. Plan Adoption Agreements and other information required to establish a Flex-Partners Retirement Plan are available from The Flex-Partners, c/o R. Meeder & Associates, Inc., P.O. Box 7177, Dublin, Ohio 43017; or call 1-800-494-3539.


     Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a reduced minimum purchase requirement. (See "How to Buy Shares.")

--------------------------------------------------------------------------------
                           OTHER SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     AUTOMATIC ACCOUNT BUILDER: Regular investments in the Fund of $100 or more will be deducted from a shareholder's checking or savings account and invested in shares of the Fund. A shareholder's bank must be a member of the Automated Clearing House (ACH). Shareholders wishing to add to their investment account must complete the Automatic Account Builder section of the New Account Application. There is no additional charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM: A Systematic Withdrawal Program is offered for any investor who wishes to receive regular distributions of $100 or more from his account. The investor must either own or purchase shares having a value of at least $10,000 and advise the Trust in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. This option may be exercised by completing the appropriate section of the New Account Application. The investor should realize that if withdrawals exceed income dividends, the invested principal may be depleted.

     Systematic withdrawals from investor accounts owning Class C Shares will be subject to the contingent deferred sales charge with the following exceptions. No CDSC will be imposed on withdrawals: (1) that are made in connection with a distribution from an IRA or other qualified retirement plan after attaining age 59-1/2; or (2) on an amount which will not exceed 10% annually of the "initial account value" -- i.e., the value of the Fund account at the time the shareholder elects to participate in the systematic withdrawal program and thereafter, the value of the account as of the first day of any calendar year. The investor may make additional investments and may change or stop the program at any time. There is no charge for this program.

--------------------------------------------------------------------------------
                              SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

     The Fund maintains an account for each shareholder in full and fractional shares. The Fund reserves the right to reject any purchase order, and to waive minimum purchase requirements.

     CONFIRMATION STATEMENT -- All purchase and sale transactions, and dividend reinvestments, are confirmed promptly after they become effective.

     ACCOUNTS BELOW MINIMUM -- The Fund reserves the right to redeem shares in any account for their then current net asset value and pay the proceeds to the shareholder if at any time the account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions by the shareholder. The Fund also reserves the right to redeem the shares in any account which may have been opened under a waiver of minimum purchase requirements if sufficient additional shares were not subsequently purchased to meet these requirements. Before a redemption is processed, the shareholder will be allowed 30 days after written notice from the Fund to make an additional investment sufficient to bring the value of shares in the account to $1,000 ($500 for an IRA).

INVESTMENT ADVISER
R. Meeder & Associates, Inc.


ADDRESS OF FUND & ADVISER
6000 Memorial Drive
Dublin, OH 43017
800-494-FLEX
614-766-7074 (in Central Ohio)

DISTRIBUTOR
Adviser Dealer Services, Inc.
6000 Memorial Drive
Dublin, OH  43017
800-494-3539
614-766-7074                                          THE FLEX-PARTNERS
                                                  TACTICAL ASSET ALLOCATION
CUSTODIAN                                                   FUND
Star Bank, N.A.
Star Bank Center
425 Walnut Street
Cincinnati, OH 45202


TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
Mutual Funds Service Co.
6000 Memorial Drive
Dublin, OH 43017
800-494-3539
614-766-7074 (in Central Ohio)

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, OH 43215



                                                         PROSPECTUS
                                                       APRIL __, 1998


TABLE OF CONTENTS

Page
Highlights................................   2
Synopsis of Financial Information.........   3
Performance Comparison....................   5
Financial Highlights......................   6
Investment Objectives and Policies........   7
Additional Investment Policies............   8
     Risk Factors.........................  10
The Trust and Its Management..............  12
Distribution Plans........................  14
Income Dividends and Taxes................  15
How Net Asset Value is Determined.........  16
Performance Information and Reports.......  17
Other Information.........................  17
SHAREHOLDER MANUAL
How To Buy Shares.........................  20
How To Make Withdrawals (Redemptions).....  24
Exchange Privilege........................  25
Retirement Plans..........................  26
Other Shareholder Services................  26
Shareholder Accounts......................  27

                      THE FLEX-PARTNERS UTILITY GROWTH FUND
                       CROSS REFERENCE SHEET TO FORM N-1A
                       ----------------------------------



Part A.

Item A.           Prospectus Caption
-------           ------------------

1                 Cover Page

2                 Highlights
                  Synopsis of Financial Information

3                 Financial Highlights

4                 The Trust and its Management
                  Investment Objectives and Policies

5                 The Trust and its Management
5A                Performance Comparisons

6(a)              Other Information - Shares of Beneficial Interest
6(b)              Not Applicable
6(c)              Other Information - Shares of Beneficial Interest
6(d)              Not Applicable
6(e)              Highlights
6(f)(g)           Income Dividends and Taxes
6(h)              Cover Page
                  Highlights
                  Investment Objective and Policies
                  How to Buy Shares
                  How Net Asset Value is Determined
                  Other Information - Investment Structure

7(a)              The Trust and its Management
7(b)              How Net Asset Value is Determined
                  How to Buy Shares
7(c)              How To Buy Shares
                  Exchange Privilege
7(d)              How To Buy Shares
7(e)              How To Buy Shares
7(f)              Distribution Plans

8(a)              How To Make Withdrawals (Redemptions)
8(b)              How To Make Withdrawals (Redemptions)
8(c)              Shareholder Accounts
8(d)              How To Make Withdrawals (Redemptions)

9                 Not Applicable

                         PROSPECTUS DATED APRIL __, 1998
                INVESTMENT ADVISER: R. MEEDER & ASSOCIATES, INC.
                                THE FLEX-PARTNERS
                               UTILITY GROWTH FUND
                               6000 Memorial Drive
                                Dublin, OH 43017
                                  800-494-FLEX
                                  614-766-7074



     The Flex-Partners' funds are a family of mutual funds organized as a business trust (the "Trust") consisting of five separate portfolios (the "Funds"), each of which has separate investment objectives and policies. The investment objective of Utility Growth Fund (the "Fund") is to seek a high level of current income and growth of income by investing primarily in equity securities of domestic and foreign public utility companies; however, the Fund will not invest in electric utilities whose generation of power is derived from nuclear reactors. The Fund also seeks capital appreciation, but only when consistent with its primary investment objective. The Trust seeks to achieve the investment objective of the Utility Growth Fund by investing all of the investable assets of the Fund in the Utilities Stock Portfolio (the "Portfolio") a corresponding open-end management investment company having the same investment objective as the Fund. Accordingly, investors should carefully consider this investment approach. For additional information regarding this unique concept, see "Investment Objectives and Policies" and "Other Information -- Shares of Beneficial Interest and Investment Structure."


                         FLEXIBLE INVESTMENT STRATEGIES

     The Portfolio may be invested defensively, for temporary periods, if the Portfolio's investment adviser or subadviser deems it advisable because of adverse market conditions.

                             ADDITIONAL INFORMATION



     This Prospectus sets forth basic information about the Trust and the Utility Growth Fund that a prospective investor should know before investing and it should be retained for future reference. A STATEMENT OF ADDITIONAL INFORMATION, dated April __, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge by contacting the Trust at the address given above or by calling 1-800-494-FLEX, or
(614) 766-7074.



     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

Highlights                          2   Performance Information and Reports   18
Synopsis of Financial Information   3   Other Information                     19
Performance Comparison              5   SHAREHOLDER MANUAL
Financial Highlights                7   How to Buy Shares                     22
Investment Objectives and Policies  7   How to Make Withdrawals (Redemptions) 26
Additional Investment Policies     10   Exchange Privilege                    27
     Risk Factors                  11   Retirement Plans                      28
The Trust and Its Management       13   Other Shareholder Services            28
Distribution Plans                 15   Shareholder Accounts                  29
Income Dividends and Taxes         17
How Net Asset Value is Determined  18

--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------


     INVESTMENT OBJECTIVE: The investment objective of the Utility Growth Fund (formerly, The BTB Fund) is to seek a high level of current income and growth of income by investing primarily in equity securities of domestic and foreign public utility companies; however, the Fund will not invest in electric utilities whose generation of power is derived from nuclear reactors. The Fund also seeks capital appreciation, but only when consistent with its primary investment objective. See "Investment Objectives and Policies."


     LIQUIDITY: As an open-end investment company, the Fund continuously offers and redeems shares of beneficial interest at the next determined net asset value per share plus any applicable sales charge. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."


     DIVERSIFICATION: The Fund is a diversified mutual fund because 75% of the Portfolio's assets are restricted by the following rules: (1) No more than 5% of the Portfolio's assets may be invested in the securities of a single issuer (other than U.S. Government Securities) and (2) the Portfolio may not purchase more than 10% of any issuer's outstanding voting securities.


     SALES CHARGES: Investors in the Fund may select Class A or Class C shares, each with a public offering price that reflects different sales charges and expense levels. Class A shares are offered at net asset value plus the applicable sales charge (maximum of 4.00% of public offering price). Class C shares are sold at net asset value without an initial sales charge but if redeemed within 18 months of purchase, a contingent deferred sales charge equal to 1.50% of the lesser of the current market value or the cost of the shares being redeemed will apply and if redeemed more than 18 months after purchase and before 24 months after purchase, a contingent deferred sales charge equal to
 .75% of the lesser of the current market value or the cost of the shares being redeemed will apply. See "How to Buy Shares" and "Distribution Plans."


     RETIREMENT PLANS AND OTHER SHAREHOLDER SERVICES: The Trust offers retirement plans, which include a prototype Profit Sharing Plan, Money Purchase Pension Plan, Salary Savings Plan--401(k), Individual Retirement Account (IRA), Simple IRA, Simplified Employee Pension Plan (SEP), and a number of other special shareholder services. See "Retirement Plans."


     MINIMUM INVESTMENT: A minimum investment of $2,500 is required to open an account, except an IRA account for which the minimum is $500. Subsequent investments must be at least $100. The Fund has the right to redeem the shares in an account and pay the proceeds to the shareholder if the value of the account drops below $1,000 ($500 for an IRA) because of shareholder redemptions. The shareholder will be given 30 days written notice and an opportunity to restore the account to $1,000 ($500 for an IRA). See "How to Buy Shares", "Other Shareholder Services" and "Shareholder Accounts."

     INVESTMENT ADVISER AND MANAGER: R. Meeder & Associates, Inc. is the Portfolio's Investment Adviser and Manager (the "Investment Adviser" or the "Manager"). The Manager has been an investment adviser to individuals, retirement plans, corporations and foundations since 1974 and to mutual funds since 1982. See "The Trust and Its Management."

     SUBADVISER: Miller/Howard Investments, Inc. is the subadviser (the "Subadviser") for the Utilities Stock Portfolio, the Portfolio in which all of the investable assets of Utility Growth Fund are invested. The Subadviser has been an investment adviser to broker-dealers, investment advisers, employee benefit plans, endowment funds, foundations and other institutions and individuals since 1984. See "The Trust and Its Management."

     SHARES AVAILABLE THROUGH: The Funds' transfer agent, Mutual Funds Service Co. ("MFSCO"). See "The Trust and Its Management."

     DISTRIBUTION PLANS: The Fund has adopted a Rule 12b-1 distribution plan for using as much as 25/100 of 1% and 75/100 of 1% of net assets annually to aid in the distribution of Class A shares and Class C shares, respectively. The Fund has adopted a service plan for using as much as 25/100 of 1% of net assets annually to aid in the distribution of each of Class A shares and Class C shares. See "Distribution Plans."

     HOW TO BUY SHARES: Complete the New Account Application and forward with payment as directed. Orders accompanied by payment (ordinary check, bank check, bank wire, and money order) are accepted immediately and priced at the next determined net asset value per share after receipt of the order. See "How to Buy Shares" and "How Net Asset Value is Determined."

     SHAREHOLDER INQUIRIES: Shareholder inquiries should be directed to the Fund by writing or telephoning the Fund at the address or telephone numbers indicated on the cover page of this Prospectus. To protect the confidentiality of shareholder accounts, information relating to a specific account will be disclosed pursuant to a telephone inquiry if the shareholder identifies the account by account number or by the taxpayer identification number listed on the account.

     RISKS: For a discussion of the risks associated with an investment in the Fund, see "Risk Factors." The Fund should not be considered a complete investment program.

--------------------------------------------------------------------------------
                        SYNOPSIS OF FINANCIAL INFORMATION
--------------------------------------------------------------------------------


UTILITY GROWTH FUND
                                                            CLASS A  CLASS C
                                                            -------  -------
SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load Imposed
          on Purchases (as a percentage
          of offering price)...............................  4.00%1    none
     Maximum Deferred Sales Load (as
          a percentage of original purchase price
          or redemption proceeds, as applicable)2..........   none     1.50%
     Maximum Sales Load Imposed on Reinvested
          Dividends........................................   none     none
     Redemption Fees.......................................   none     none
     Exchange Fees.........................................   none     none

ANNUAL FUND OPERATING EXPENSES
    (As a percentage of average net assets)
     Management Fees.......................................   1.00%    1.00%
     Rule 12b-1 Fees3......................................   0.25%    0.75%
     Other Expenses (After Expense
          Reimbursements*).................................   0.25%    0.00%
          Service Fees4....................................   0.25%    0.25%
                                                             -------  -------
     TOTAL FUND OPERATING EXPENSES**.                         1.75%    2.00%
         (After Expense Reimbursements*)

--------------------------------------------------------------------------------------
                                             CUMULATIVE EXPENSES
                                             PAID FOR THE PERIOD OF:
EXAMPLE:                                    1 YEAR     3 YEARS      YEARS     10 YEARS
                                            ------     -------     ------     --------
--------------------------------------------------------------------------------------
An investor would pay the following
expense on a $1,000 investment,
assuming (1) an operating expense
ratio of 1.75% for Class A Shares,
and 2.00% for Class C Shares of the
Utility Growth Fund, and (2) a 5%
annual return throughout the period
and (3) redemption at the end of
each time period:                                     UTILITY GROWTH FUND
     Class A Shares . . . . . . . . . . . .   $57        $93       $131         $238
     Class C Shares . . . . . . . . . . . .   $35        $63       $108         $233
An investor would pay the following
expenses on the same $1,000 investment
assuming no redemption at the end
of the period:
     Class A Shares . . . . . . . . . . . .   $57        $93       $131         $238
     Class C Shares . . . . . . . . . . . .   $20        $63       $108         $233
--------------------------------------------------------------------------------------

*The Manager presently intends to reimburse the Fund through an expense reimbursement fee to the extent necessary to keep total expenses at 2.00% of average daily net assets for Class A Shares and 2.25% of average daily net assets for Class C shares. The Manager may change this policy at any time without notice to shareholders. This would, in some circumstances, have a material adverse effect on the net income of the Fund, and the return earned by shareholders. For planning purposes, prospective investors and shareholders should assume that expense reimbursements will not be made.

**Expenses used in these illustrations are based on expenses actually incurred for Class A and Class C shares of the Utility Growth Fund, which includes its proportionate share of expenses of the Utilities Stock Portfolio, for the year ended December 31, 1996.

Expenses shown as "After Expense Reimbursements" for each Class of shares in the Utility Growth Fund are based on actual fees paid by those Classes. Had expenses not been reimbursed, Other Expenses and Total Fund Operating Expenses, as a percentage of average net assets, would have been 2.87% and 4.37%, respectively, in the Utility Growth Fund Class A shares and 2.65% and 4.65%, respectively, in the Utility Growth Fund Class C shares.

---------------------------------------

1 The sales charge applied to purchases of Class A Shares declines as the amount invested increases. See "How to Buy Shares."

2 A deferred sales charge on Class C shares applies only if redemption occurs within twenty-four months from purchase. See "How to Buy Shares" and "How to Make Withdrawals (Redemptions)."

3 The NASD limits asset based sales charges to 6.25% of new sales, plus interest. Long-term shareholders of Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD. (See "How to Buy Shares - Purchasing Shares - Purchase Options").

4 The Service Fee pertains to Class A Shares and Class C Shares, 100% of which is allocated to National Association of Securities Dealers, Inc. ("NASD") member firms for continuous personal service by such members to investors in Class A Shares and Class C Shares of the Fund, such as responding to shareholder inquiries, quoting net asset values, providing current marketing material and attending to other shareholder matters.

     The expense table is meant to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The Fund does not impose an exchange fee or redemption fee. For more complete descriptions of the various costs and expenses of the Fund see "The Trust and Its Management" and "Distribution Plans."

     The Board of Trustees of the Trust believes that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio. For additional information concerning expenses incurred by the Trust and the Portfolio, see "The Trust and Its Management" herein and "Investment Adviser and Manager" in the Statement of Additional Information.


     The table and hypothetical examples on the previous page are for illustrative purposes only. The investment rate of return and expenses should not be considered a representation of past or future performance or expenses, as actual rates of return and expenses may be more or less than the rate and amounts shown.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Utility Growth Fund Class A Shares vs. The Dow Jones Utility Average
and Morningstar's Average Utilities Fund
The Growth of $10,000 (07/11/95* to 12/31/96)
                                                       UTILITY GROWTH FUND
            Utility   The Dow Jones    Morningstar's      AVERAGE ANNUAL
            Growth       Utility         Average           TOTAL RETURN
             Fund        Average*     Utilities Fund*  for the periods ended
             ----        --------     ---------------   (December 31, 1996)

            $ 9,600      $10,000         $10,000       A SHARES
1995        $11,051      $11,483         $11,425       1 Year
1996-1st q. $10,942      $10,990         $11,402       with sales charge
1996-2nd q. $11,590      $11,551         $11,848       8.11%
1996-3rd q. $11,554      $11,525         $11,636
1996-4th q. $12,444      $12,528         $12,585       A SHARES
                                                       1 Year
                                                       without sales charge
                                                       12.61%

                                                       A SHARES
                                                       Since Inception (7/11/95)
                                                       with sales charge
                                                       15.96%

                                                       A SHARES
                                                       Since Inception (7/11/95)
                                                       without sales charge
                                                       19.21%


In 1996, Utility Growth Fund (formerly, The BTB Fund) Class A shares provided shareholders with a total return of 12.61% without a sales charge and a total return of 8.11% after sales charge. For the same period, the Dow Jones Utility Average provided a total return of 9.10% and the average Utilities Fund monitored by Morningstar, Inc. provided a total return of 9.88%.

As deregulation and rising interest rates gripped the utilities stock market during 1996, Utility Growth Fund outpaced both the average utility fund and the Dow Jones Utility average based on the selection of what the Manager believes to be fundamentally strong stocks. Natural gas stocks played a large part in the Fund's success over the course of the year based both on sharply higher product prices and some notable acquisitions. Stocks from the telecommunications service sector also represented a significant portion of the Portfolio throughout 1996 and contributed to the results achieved by the Fund.

The graph depicting the growth of $10,000 and the total return for the Fund are representative of past performance and are not intended to indicate future performance.

*The returns of the various indexes are from the beginning or end of the month nearest the Fund's inception to the end of the calendar year. The Dow Jones Utility Average does not reflect a sales charge or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a sales charge of 4.00% for Class A shares and 1.50% for Class C shares, and the deduction of fees for these value added services.

Utility Growth Fund Class C Shares vs. The Dow Jones Utility Average
and Morningstar's Average Utilities Fund
The Growth of $10,000 (07/11/95* to 12/31/96)
                                                           UTILITY GROWTH FUND
              Utility  The Dow Jones   Morningstar's       AVERAGE ANNUAL
              Growth      Utility        Average            TOTAL RETURN
               Fund       Average*    Utilities Fund*  (for the periods ended
               ----       --------    ---------------     December 31, 1996)

             $10,000     $10,000         $10,000       C SHARES
1995         $11,507     $11,483         $11,425       1 Year
1996-1st q.  $11,391     $10,990         $11,402       with sales charge
    -2nd q.  $12,043     $11,551         $11,848       10.95%
    -3rd q.  $12,018     $11,525         $11,636
    -4th q.  $12,760     $12,528         $12,585       C SHARES
                                                       1 Year
                                                       without sales charge
                                                       12.45%

                                                       C SHARES
                                                       Since Inception (7/11/95)
                                                       with sales charge
                                                       17.57%

                                                       C SHARES
                                                       Since Inception (7/11/95)
                                                       without sales charge
                                                       19.07%


In 1996, Utility Growth Fund (formerly, The BTB Fund) Class C shares provided shareholders with a total return of 12.45% without a sales charge and a total return of 10.95% after sales charge. For the same period, the Dow Jones Utility Average provided a total return of 9.10% and the average Utilities Fund monitored by Morningstar, Inc. provided a total return of 9.88%.

As deregulation and rising interest rates gripped the utilities stock market during 1996, Utility Growth Fund outpaced both the average utility fund and the Dow Jones Utility average based on the selection of what the Manager believes to be fundamentally strong stocks. Natural gas stocks played a large part in the Fund's success over the course of the year based both on sharply higher product prices and some notable acquisitions. Stocks from the telecommunications service sector also represented a significant portion of the Portfolio throughout 1996 and contributed to the results achieved by the Fund.

*The returns of the various indexes are from the beginning or end of the month nearest the Fund's inception to the end of the calendar year. The Dow Jones Utility Average does not reflect a sales charge or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a sales charge of 4.00% for Class A shares and 1.50% for Class C shares, and the deduction of fees for these value added services.

The graph depicting the growth of $10,000 and the total return for the Fund are representative of past performance and are not intended to indicate future performance.

*The returns of the various indexes are from the beginning or end of the month nearest the Fund's inception to the end of the calendar year. The Dow Jones Utility Average does not reflect a sales charge or the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. The Fund's performance reflects a sales charge of 1.50% and the deduction of fees for these value added services.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The financial highlights for the Utility Growth Fund (formerly, The BTB
Fund) are listed below. This information has been audited in conjunction with the audits of the financial statements of the Utilities Stock Portfolio by KPMG Peat Marwick LLP, independent certified public accountants for the year ended December 31, 1996 and for the period from July 11, 1995 through December 31, 1995.

                              UTILITY GROWTH FUND

                                            CLASS A               CLASS A               CLASS C                CLASS C
                                            -------               -------               -------                -------
                                         For the period        For the Period        For the Period         For the Period
                                         January 1, 1996      July 11, 1995(2)       January 1, 1996       July 11, 1995(2)
                                               to                    to                    to                     to
                                        December 31, 1996     December 31, 1995     December 31, 1996     December 31, 1995
                                        -----------------     -----------------     -----------------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD         $14.26                $12.50                $14.27                 $12.50
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                   0.29                  0.12                  0.26                   0.10
----------------------------------------------------------------------------------------------------------------------------
Net Gains or Losses on Securities
     (both realized and unrealized)            1.48                  1.76                  1.49                   1.77
----------------------------------------------------------------------------------------------------------------------------
Total From Investment Operations               1.77                  1.88                  1.75                   1.87
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
Dividends (from investment income)            (0.29)                (0.12)                (0.26)                 (0.10)
----------------------------------------------------------------------------------------------------------------------------
Distributions (from capital gains)            (0.65)                 --                   (0.85)                   --
----------------------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.94)                (0.12)                (1.11)                 (0.10)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $15.09                $14.26                $14.91                 $14.27
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  12.61%                15.11%                12.45%                 15.07%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period ($000)             $1,377                 $641                  $1,515                 $782
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets       1.75%                 1.75%(1)               2.00%                 2.00%(1)
----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss)
     to Average Net Assets                    2.03%                 2.17%(1)               1.85%                 1.72%)(1)
----------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets,
     before reimbursement of fees             4.37%                22.70%(1)               4.65%                13.37%(1)
----------------------------------------------------------------------------------------------------------------------------
Ratio of Net Investment Income (Loss) to
     Average Net Assets, before reimbursement
     of fees                                 (0.59%)              (18.78%)(1)             (0.80%)               (9.55%)(1)
----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        51%                   5%                      51%                   5%
----------------------------------------------------------------------------------------------------------------------------
Average Brokerage Commission Per Share       $0.0600               $0.0600                $0.0600               $0.0600
----------------------------------------------------------------------------------------------------------------------------

(1)  Annualized
(2)  Date of commencement of operations.

Financial Statements and Notes pertaining thereto appear in the Statement of Additional information.

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------


     The Utility Growth Fund (formerly, The BTB Fund) and the Utilities Stock Portfolio have their own separate investment objectives and policies, as set forth below. Except as otherwise expressly provided herein, these investment objectives and policies, which are identical for the Fund the Portfolio, are not fundamental and may be changed by their respective Trustees without approval of the Fund's shareholders, or approval of the Portfolio's investors. No such change would be made in the Fund, or the Portfolio, without 30 days prior written notice to shareholders. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. As a result, Utility Growth Fund invests in the Utilities Stock Portfolio. For more information concerning the investment structure of a Fund which invests its assets in a corresponding Portfolio, see "Other Information - Investment Structure."

     Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio. Additional information about the investment policies of the Portfolio appears in the Statement of Additional Information. There can be no assurance that the investment objectives of the Portfolio will be achieved.


     The Portfolio's investment objective is to seek a high level of current income and growth of income by investing primarily in equity securities of domestic and foreign public utility companies; however, the Portfolio will not invest in electric utilities whose generation of power is derived from nuclear reactors. The Portfolio also seeks capital appreciation, but only when consistent with its primary investment objective. There can be no assurance that such objective will be achieved.


     The Portfolio seeks to achieve its objective by investing, under normal conditions, at least 65% of its total assets in a diversified portfolio of common stocks, preferred stocks, warrants and rights, and securities convertible into common or preferred stock of public utility companies. Public utility companies include domestic or foreign companies that provide electricity, natural gas, water, telecommunications or sanitary services to the public. The Portfolio will not invest more than 5% of its total assets in equity securities of issuers whose debt securities are rated below investment grade, that is, rated below one of the four highest rating categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or deemed to be of equivalent quality in the judgment of the Subadviser. Debt securities rated below investment grade are rated below Baa or BBB.

     The remaining 35% of the Portfolio's total assets may be invested in debt securities issued by public utility companies, and/or equity and debt securities of issuers outside of the public utility industry which in the opinion of the Subadviser stand to benefit from developments in the public utilities industry. The Portfolio will not invest more than 40% of its total assets in the telephone industry. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio will not invest more than 10% of its net assets in securities that are deemed to be illiquid. See "Investment Policies and Limitations" in the Statement of Additional Information.


     Investments are selected on the basis of fundamental analysis to identify those securities that, in the judgment of the Subadviser, provide a high level of current income and growth of income and secondarily, capital appreciation, but only when consistent with its primary investment objective.

     Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends and other related measures of value. The Subadviser monitors and evaluates the economic and political climate of the area in which each company is located. The relative weightings among common stocks, debt securities and preferred stocks will vary from time to time based upon the Subadviser's judgment of the extent to which investments in each category will contribute to meeting the Portfolio's investment objective.

     The Subadviser emphasizes quality in selecting investments for the Portfolio, and in addition to looking for high credit ratings, the Subadviser ordinarily looks for several of the following characteristics: above average earnings growth; above average growth of book value; an above average balance sheet; high earnings to debt service coverage; low ratio of dividends to earnings; high return on equity; low debt to equity ratio; an above-average rating with respect to government regulation; growing rate base; lack of major construction programs and strong management.

     The Portfolio may invest up to 35% of its total assets in debt securities of issuers in the public utility industries. Debt securities in which the Portfolio invests are limited to those rated A or better by S&P or Moody's or deemed to be of equivalent quality in the judgment of the Subadviser.

     A change in prevailing interest rates is likely to affect the Portfolio's net asset value because prices of debt securities and equity securities of utility companies tend to increase when interest rates decline and decrease when interest rates rise.

     During periods when the Subadviser deems it necessary for temporary defensive purposes, the Portfolio may invest without limit in high quality money market instruments. These instruments consist of commercial paper, certificates of deposit, banker's acceptances and other bank obligations, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high grade corporate obligations and repurchase agreements.


     Except as otherwise expressly provided herein, all investment objectives and policies stated throughout this prospectus are not fundamental and may be changed without approval of the Fund's shareholders. No such change would be made in the Fund without 30 days prior written notice to shareholders. The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, 25% or more of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the Portfolio, under normal circumstances, will invest 25% or more of its total assets in securities of public utility companies. The Portfolio may not, with respect to 75% of its total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or
(b) the Fund would hold more than 10% of the voting securities of such issuer. The foregoing investment policies regarding concentration and diversification are fundamental and may not be changed without shareholder approval. See "Investment Policies and Limitations" in the Statement of Additional Information.


--------------------------------------------------------------------------------
                         ADDITIONAL INVESTMENT POLICIES
--------------------------------------------------------------------------------

MONEY MARKET INSTRUMENTS AND BONDS

     When investing in money market instruments or bonds, the Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities:

     o U.S. Government Securities and Securities of its Agencies and Instrumentalities
     o    Bank Obligations and Instruments Secured Thereby
     o High Quality Commercial Paper--The Portfolio may invest in commercial paper rated no lower than "A-2" by S&P or "Prime-2" by Moody's, or, if not rated, issued by a company having an outstanding debt issue rated at least A by S&P's or Moody's.
     o Private Placement Commercial Paper--unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolio.
     o Repurchase Agreements Pertaining to the Above--The Portfolios may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. No Portfolio will invest more than 10% of its assets, at time of purchase, in repurchase agreements which mature in excess of seven days or in other illiquid or not readily marketable securities.

HEDGING STRATEGIES

     The Portfolio may engage in hedging transactions in carrying out its investment policies. A hedging program may be implemented for the following reasons: (1) To protect the value of specific securities owned or intended to be purchased while the Subadviser is implementing a change in a specific investment position; (2) To protect portfolio values during periods of extraordinary risk without incurring transaction costs associated with buying or selling actual securities; and (3) To utilize the "designated hedge" provisions of Sub-Chapter M of the Internal Revenue Code as a permitted means of avoiding taxes that would otherwise have to be paid on gains from the sale of portfolio securities.

     A hedging program involves entering into an "option" or "futures" transaction in lieu of the actual purchase or sale of securities. At present, many groups of common stocks (stock market indices) may be made the subject of futures contracts, while government securities such as Treasury Bonds and Notes are among debt securities currently covered by futures contracts.

     The Portfolio will not engage in transactions in financial futures contracts or related options for speculation but only as a hedge against changes in the market value of securities held in its portfolio, or which it intends to purchase, and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Portfolio. For certain regulatory purposes, the Commodity Futures Trading Commission ("CFTC") limits the types of futures positions that can be taken in conjunction with the management of a securities portfolio for mutual funds, such as the Portfolio. All futures transactions for the Portfolio will consequently be subject to the restrictions on the use of futures contracts established in CFTC rules, such as observation of the CFTC's definition of "hedging." In addition, whenever the Portfolio establishes a long futures position, it will set aside cash or cash equivalents equal to the underlying commodity value of the long futures contracts held by the Portfolio. Although all futures contracts involve leverage by virtue of the margin system applicable to trading on futures exchanges, the Portfolio will not, on a net basis, have leverage exposure on any long futures contracts that it establishes because of the cash set aside requirement. All futures transactions can produce a gain or a loss when they are closed, regardless of the purpose for which they have been established. Unlike short futures contracts positions established to protect against the risk of a decline in value of existing securities holdings, the long futures positions established by the Portfolio to protect against reinvestment risk are intended to protect the Portfolio against the risks of reinvesting portfolio assets that arise during periods when the assets are not fully invested in securities.

     These financial futures contracts or related options used by the Portfolio to implement its hedging strategies are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways (See "Risk Factors.")

     The Portfolio may not purchase or sell financial futures or purchase related options if immediately thereafter the sum of the amount of margin deposits on the Portfolio's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Portfolio's total assets.

     The Portfolio expects that any gain or loss on hedging transactions will be substantially offset by any gain or loss on the securities underlying the contracts or being considered for purchase. There can be no guaranty that the Portfolio will be able to realize this objective and, as noted below under "Risk Factors," there are some risks in utilizing a hedging strategy.

RISK FACTORS

     By itself, the Utilities Stock Portfolio does not constitute a balanced investment plan; the Utilities Stock Portfolio seeks a high level of current income and growth of income, with capital appreciation as a secondary objective. The Utilities Stock Portfolio invests primarily in common stock, preferred stock and securities convertible into common or preferred stock. Changes in interest rates may also affect the value of the Utilities Stock Portfolio's investments, and rising interest rates can be expected to reduce the Utilities Stock Portfolio's net asset value. The Fund's share price and total return fluctuate and your investment may be worth more or less than your original cost when you redeem your shares.

     Because the Utilities Stock Portfolio concentrates its investments in public utility companies, its performance will depend in large part on conditions in the public utility industries. Utility stocks have traditionally been popular among more conservative stock market investors because they have generally paid above average dividends. However, utility stocks can still be affected by the risks of the stock market, as well as factors specific to public utility companies.

     Governmental regulation of public utility companies can limit their ability to expand their business or to pass cost increases on to customers. Companies providing power or energy-related services may also be affected by fuel shortages or cost increases, environmental protection or energy conservation regulations, as well as fluctuating demand for their services. Some public utility companies are facing increased competition, which may reduce their profits. All of these factors are subject to rapid change, which may affect utility companies independently from the stock market as a whole.

     In seeking its investment objectives, the Utilities Stock Portfolio may invest in securities of foreign issuers. Foreign securities may involve a higher degree of risk and may be less liquid or more volatile than domestic investments. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Utilities Stock Portfolio.

     The value of such investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of portfolios or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. Additional risks of foreign securities include settlement delays and costs, difficulties in obtaining and enforcing judgments, and taxation of dividends at the source of payment.

     The Subadviser intends to manage the Utilities Stock Portfolio actively in pursuit of its investment objective. The Utilities Stock Portfolio does not expect to trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time held.

     Put and call option contracts involve some risk. For example, the total premium paid for an option contract could be lost if a Portfolio does not sell the contract or exercise the contract prior to its expiration date.

     Futures contracts likewise involve some risk. It is possible that the contract(s) selected by the Manager or the Subadviser will not follow exactly the price movement of the securities covered by the contract. If this occurs, the objective of the hedging strategy may not be successful.

     Derivatives are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Accordingly, these financial futures contracts or related options used by the Utilities Stock Portfolio to implement its hedging strategies (see "Hedging Strategies") are considered derivatives. The value of derivatives can be affected significantly by even small market movements, sometimes in unpredictable ways. They do not necessarily increase risk, and may in fact reduce risk.

     The Portfolio may invest in private placement commercial paper and repurchase agreements with banks and securities brokers.

     All repurchase agreements entered into by the Portfolio will be fully collateralized. The Portfolio's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of the Portfolio to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. In the event of a bankruptcy or other default of a seller of a repurchase agreement to the Portfolio, the Portfolio could encounter delays and expenses in enforcing its rights and could experience losses, including a decline in the value of the underlying securities and loss of income.

     Private placement commercial paper ("Rule 144A securities") consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolio. A Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

PORTFOLIO TURNOVER

     Because the Subadviser may employ flexible defensive investment strategies when market trends are not considered favorable, the Subadviser may occasionally change the entire portfolio in the Portfolio. High transaction costs could result when compared with other funds. Trading may also result in realization of net short-term capital gains upon which shareholders may be taxed at ordinary tax rates when distributed from a Fund.


     This defensive investment strategy can produce high portfolio turnover ratios when calculated in accordance with SEC rules. The Utilities Stock Portfolio was totally invested and did little trading during the year. The Portfolio's turnover rate for 1996 was 51%. This turnover rate was a result of rebalancing stock positions within the Portfolio to maximize performance in each industry represented in the Portfolio.


     The Utilities Stock Portfolio's annual portfolio turnover rate is not expected to exceed 60%. See "Income Dividends and Taxes."

     The Portfolio intends to comply with the short-term trading restrictions of Subchapter M of the Internal Revenue Code of 1986, as amended, although these restrictions could inhibit a rapid change in the Portfolio's investments. The Portfolio will strive for a positive investment return each calendar year.

--------------------------------------------------------------------------------
                          THE TRUST AND ITS MANAGEMENT
--------------------------------------------------------------------------------

     The Trust was organized as a Massachusetts business trust on June 22, 1992. All of its constituent funds are diversified open-end management companies. The Trust's offices are at 6000 Memorial Drive, Dublin, OH 43017. The business and affairs of the Trust are under the direction of its Board of Trustees.

     Neither the Trust nor the Fund has an investment adviser because the Trust seeks to achieve the investment objective of the Fund by investing its assets in the Portfolio. The Portfolio has retained the services of R. Meeder & Associates, Inc. as investment adviser.

     R. Meeder & Associates, Inc. (the "Manager"), has been an investment adviser to individuals and retirement plans since 1974 and to mutual funds since 1982. The Manager serves the Portfolio pursuant to an Investment Advisory Contract under the terms of which it has agreed to provide an investment program within the limitations of the Portfolio's investment policies and restrictions, and to furnish all executive, administrative, and clerical services required for the transaction of Portfolio business, other than accounting services and services which are provided by the Portfolio's custodian, transfer agent, independent accountants and legal counsel, and investment advisory services provided by the Subadviser to the Utilities Stock Portfolio.

     The Manager was incorporated in Ohio in 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, OH 43017. The Manager is a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"). MII is controlled by Robert S. Meeder, Sr. through ownership of voting common stock. MII conducts business only through its six subsidiaries which are R. Meeder & Associates, Inc.; Mutual Funds Service Co., the Fund's transfer agent; Adviser Dealer Services, Inc., the Fund's distributor (the "Distributor"); Opportunities Management Co., a venture capital investor; Meeder Advisory Services, Inc., a registered investment adviser; and OMCO, Inc., a registered commodity trading adviser and commodity pool operator.


     The Manager earns an annual fee, payable in monthly installments, from the Portfolio at the rate of 1.00% of the first $50 million, .75% of the next $50 million and .60% in excess of $100 million, of average net assets. These fees are higher than the fees charged to most other investment companies.


     Accounting, stock transfer, and dividend disbursing services are provided to the Fund and Portfolio by Mutual Funds Service Co., 6000 Memorial Drive, Dublin, Ohio 43017, a wholly-owned subsidiary of MII. The minimum annual fee, payable monthly, for accounting services for the Portfolio is $7,500. Subject to the applicable minimum fee, the Portfolio's annual fee is computed at the rate of .15% of the first $10 million, .10% of the next $20 million, .02% of the next $50 million and .01% in excess of $80 million of the Portfolio's average net assets. In addition, each class of shares of the Fund incurs (subject to a $4,000 annual minimum fee) an annual fee of the greater of $15 per shareholder account or .10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services. Mutual Funds Service Co. also serves as Administrator to the Fund pursuant to an Administration Services Agreement. Services provided to the Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual administrative fee, payable monthly, of .05% of the Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio. For the period ended December 31, 1996, total payments to Mutual Funds Service Co. amounted to $8,379 and $9,541 from the Fund and Portfolio, respectively.


     A broker-dealer may use a portion of the commissions paid by the Portfolio to reduce the Portfolio or the Fund's expenses. The Manager or the Subadviser may take into account sales of shares of the Fund and other funds advised by the Manager in selecting broker-dealers to effect portfolio transactions on behalf of the Portfolio.

     Information concerning the Trustees and officers of both the Trust and the Portfolio appears in the Statement of Additional Information.

SUBADVISER


     Miller/Howard Investments, Inc. (the "Subadviser"),141 Upper Byrdcliffe Road, Woodstock, New York 12498, serves as the Utilities Stock Portfolio's subadviser under an Investment Subadvisory Agreement between the Manager and the Subadviser. The Subadviser furnishes investment advisory services in connection with the management of the Utilities Stock Portfolio. The Subadviser is compensated for its services by the Manager based on the value of the average daily net assets of the Portfolio, payable monthly, computed at the rate of .00% of the first $10 million, .40% of the next $50 million, .30% of the next $40 million and .25% in excess of $100 million of the Portfolio's average net assets. The Manager continues to have responsibility for all investment advisory services in accordance with the investment advisory contract and supervises the Subadviser's performance of such services.

     The Subadviser, a Delaware corporation, is a registered investment adviser which has been providing investment services to broker-dealers, investment advisers, employee benefit plans, endowment portfolios, foundations and other institutions and individuals since 1984. As of December 31, 1996, the Subadviser held discretionary investment authority over approximately $183 million of assets.


PORTFOLIO MANAGER


     Lowell G. Miller is the portfolio manager primarily responsible for the day to day management of the Utilities Stock Portfolio. Mr. Miller is a Vice President and Trustee of The Flex-Partners and the Utilities Stock Portfolio and is a director and the President of the Subadviser. Mr. Miller has been associated with the Subadviser and its predecessor since 1984, has managed the Utilities Stock Portfolio since its inception in 1995, and controls the Subadviser through ownership of voting common stock.


DISTRIBUTOR


     Adviser Dealer Services, Inc. (the "Distributor"), 6000 Memorial Drive, Dublin, Ohio 43017, an affiliate of the Manager, is a corporation organized under the laws of the State of Ohio and serves as the distributor of the shares of the Fund. The Manager or the Subadviser may select the Distributor to execute transactions for the Portfolio, provided that the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to those paid to other brokers in connection with comparable transactions.


TRANSFER AGENT

     Mutual Funds Service Co. ("MFSCO"), 6000 Memorial Drive, Dublin, Ohio 43017 is a corporation organized under the laws of the State of Ohio and provides stock transfer, dividend disbursing and administrative services to the Fund.

--------------------------------------------------------------------------------
                               DISTRIBUTION PLANS
--------------------------------------------------------------------------------

     The Fund has adopted two plans of distribution pursuant to Rule 12b-1 (the "Distribution Plans") in accordance with the regulations under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the provisions of the Distribution Plans, the Fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

                         CLASS            DISTRIBUTION FEE
                         -----            ----------------
                           A                    0.25%
                           C                    0.75%

     The Fund has adopted two service plans (the "Service Plans"). Under the provisions of the Service Plans, the fund makes payments to the Distributor based on an annual percentage of the average daily value of the net assets of each class of shares as follows:

                         CLASS            SERVICE FEE
                         -----            -----------
                           A                 0.25%
                           C                 0.25%

     Some or all of the service fees are used to reimburse securities dealers for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance of shareholder accounts by such dealers. Dealers who have sold Class A shares are eligible for further reimbursement commencing as of the time of such sale. Dealers who have sold Class C shares are eligible for further reimbursement after the first twelve months during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly). Any service fees received by the Distributor and not allocated to dealers may be applied by the Distributor in reduction of expenses incurred by it directly for personal services and the maintenance of shareholder accounts.

     The distribution fees are used primarily to offset initial and ongoing commissions paid to securities dealers for selling such shares. Any distribution fees received by the Distributor and not allocated to dealers may be applied by the Distributor in connection with sales or marketing efforts, including special promotional fees and cash and noncash incentives based upon sales by securities dealers.

     The Manager or the Subadviser may use its resources to pay expenses associated with the sale of Fund shares. This may include payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of Fund shares. However, the Fund does not pay the Manager or the Subadviser any separate fees for this service.

     A rule of the National Association of Securities Dealers, Inc. ("NASD") limits the annual expenditures which the Fund may incur under the Distribution Plans and the Service Plans to a total of 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rules also limits the aggregate amount which the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charge). Such limitation does not apply to shareholder service fees.

--------------------------------------------------------------------------------
                           INCOME DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. The Fund's dividends are distributed at the end of the month and declared payable to shareholders on the last business day of each month to shareholders of record as of the previous business day.

     In December, the Fund may distribute an additional ordinary income dividend (consisting of net short-term capital gains and undistributed income) in order to preserve its status as a registered investment company (mutual fund) under the Internal Revenue Code. Net long-term capital gains, if any, also are declared and distributed in December. Dividends paid by the Fund with respect to Class A shares and Class C shares, to the extent any dividends are paid, will be calculated in the same manner at the same time, on the same day and will be in the same amount except that each class will bear its own distribution charges, resulting in lower dividends for Class C shares. Distributions of net capital gains, if any, will be paid in the same amount for Class A shares and Class C shares.

     DISTRIBUTION OPTIONS. You may choose to receive dividends and capital gain distributions in cash or to reinvest them in additional shares. Please indicate your choice on your New Account Application or contact your dealer. If you elect to receive dividends or capital gain distributions in cash and the U.S. Postal Service returns your checks to us, the checks will be reinvested in your account at the Fund's then-current net asset value. Until we receive instructions to the contrary, subsequent distributions will be reinvested in your account. In addition, we may reinvest, at the Fund's then-current net asset value, any distribution checks that remain uncashed for six months.

     TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing all, or substantially all, of its net investment income and net realized capital gains to shareholders each year. The Fund qualified as a "regulated investment company" for each of the last two fiscal years.

     The Fund's dividends and capital gain distributions are subject to federal income tax whether they are received in cash or reinvested in additional shares. Distributions declared in October, November, December and paid in January of the following year are taxable as if they were paid on December 31.

     Dividends from net investment income (including net short-term capital gains) are taxable as ordinary income. Distributions from net long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares.

     A portion of the Fund's dividends may qualify for the dividends-received deduction available to corporations. The Fund will send you a tax statement by January 31 showing the tax status of distributions you received in the previous year and will file a copy with the IRS.

     Form 1099-DIV, Dividends and Distributions will not be provided to individuals if gross dividends and other distributions are less than $10 or to corporations, retirement plans (including IRA's), tax-exempt organizations or to registered securities dealers.

     You may realize a capital gain or loss when you redeem (sell) or exchange shares of the Fund. For most types of accounts, the proceeds from your redemption transactions will be reported to you and the IRS annually. However, because the tax treatment depends on your purchase price and personal tax position, you should keep your regular account statements to use in determining your taxes.

     "BUYING A DIVIDEND." The timing of your investment in the Fund could have undesirable tax consequences.

     If you opened a new account or bought more shares for your current account just before the day a dividend or capital gain distribution was reflected in the Fund's share price, you would receive a portion of your investment back as a taxable distribution. This practice is sometimes referred to as "buying a dividend."

     BACKUP WITHHOLDING. The Fund is required by federal law to withhold 31% of reportable dividends, capital gain distributions, or redemptions payable to shareholders who have not complied with IRS regulations. To avoid this withholding requirement, you must certify on your account application (or on IRS Form W-9) that your social security or taxpayer identification number (TIN) is correct and that you are not subject to back-up withholding for previous under reporting to the IRS, or that you are exempt from backup withholding.

     The Fund may refuse to sell shares to investors who have not complied with these requirements, either before or at the time of purchase. Until we receive your certified TIN, we may redeem your shares in the Fund at any time.

--------------------------------------------------------------------------------
                        HOW NET ASSET VALUE IS DETERMINED
--------------------------------------------------------------------------------

     Net asset value per share is determined at each closing of the New York Stock Exchange each day the Exchange is open for business and each other day during which there is a sufficient degree of trading that the current net asset value of the Fund's shares might be materially affected by changes in the value of the securities held by the Portfolio. Net asset value is obtained by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets), less its liabilities, by the total number of its shares of beneficial interest outstanding at the time. Net asset value is determined separately for Class A shares and Class C shares. Although the legal rights of Class A shares and Class C shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class C shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee accrual with respect to Class C shares.

--------------------------------------------------------------------------------
                       PERFORMANCE INFORMATION AND REPORTS
--------------------------------------------------------------------------------

     The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to the Standard & Poor's 500 Composite Stock Price Index or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc. and Morningstar Mutual Fund Report.

     The Fund may provide period and average annualized "total return" quotations. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. Period and average annualized total return are calculated separately for Class A shares and Class C shares. Average annual total return smoothes out variations in performance and takes into account any applicable initial or contingent deferred sales charges.

     An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be slightly higher than a period total return if the period is shorter than one year, because of the assumed reinvestment.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return quotations may be provided, the Manager may have voluntarily agreed to waive portions of its fees or reimburse Fund expenses on a month-to-month basis. Such waivers and reimbursements will have the effect of increasing the Fund's net income (and therefore its total return) during the period such waivers are in effect.

     Shareholders will receive financial reports semi-annually that include the Fund's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

--------------------------------------------------------------------------------
                                OTHER INFORMATION
--------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust permits the Trust to offer and sell an unlimited number of full and fractional shares of beneficial interest in each of the Trust's existing funds and to create additional funds. All shares have a par value of $.10 per share, are fully paid, non-assessable and fully transferable when issued. All shares are issued as full or fractional shares.

     A fraction of a share has the same rights and privileges as a full share. Each Fund of the Trust issues its own series of shares of beneficial interest. The shares of each Fund represent an interest only in the Fund's assets (and profits or losses) and in the event of liquidation, each share of a particular Fund would have the same rights to dividends and assets as every other share of the Fund. The Trust's Board of Trustees may authorize the creation of additional series under the Declaration of Trust, each of which would invest its assets in separate, individually managed portfolios.

     Each full or fractional share has a proportionate vote. On some issues, such as the election of Trustees, all shares of the Trust vote together as one series. On an issue affecting a particular Fund, only its shares vote as a separate series. An example of such an issue would be a fundamental investment restriction pertaining to only one Fund. In voting on a Distribution Plan, approval of the Plan by the shareholders of a particular Fund would make the Plan effective as to that Fund, whether or not it had been approved by the shareholders of any other Fund.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.

     When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of one Fund are not entitled to vote on a matter that does not affect that Fund but that does require a separate vote of any other Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.

     The Portfolio, in which all the investable assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

     Each class of shares represents identical interests in the Fund's investment portfolio. As such, they have the same rights, privileges and preferences, except with respect to the: (a) designation of each class, (b) effect of the respective sales charges, if any, for each class, (c) distribution fees borne by each class, (d) expenses allocable exclusively to each class, (e) voting rights on matters exclusively affecting a single class, (f) exchange privilege of each class, and (g) any conversion feature applicable to a class.

INVESTMENT STRUCTURE

     Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting the Trust by calling: 1-800-494-FLEX, or (614) 766-7074.

     Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large or institutional investors.) Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as do the Fund's shareholders. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Trust to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). If such securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

     The Trust may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies with respect to the Portfolio. The inability to find an adequate investment pool or investment adviser could have a significant impact on shareholders' investment in the Fund.

     As stated in "Investment Objectives and Policies", except as otherwise expressly provided herein, the Portfolio and the Fund's investment objectives and policies are not fundamental and may be changed by their respective Trustees without shareholder approval. (No such change would be made, however, without 30 days written notice to shareholders.)

     For descriptions of the investment objective and policies of the Portfolio, see "Investment Objective and Policies." For descriptions of the management and expenses of the Portfolio, see "The Trust and Its Management" herein, and "Investment Adviser and Manager", "Investment Subadviser" and "Trustees and Officers" in the Statement of Additional Information.

--------------------------------------------------------------------------------
                               SHAREHOLDER MANUAL
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

     MINIMUM INVESTMENT -- The minimum investment to open an account is $2,500, except an Individual Retirement Account (IRA) which has a $500 minimum. Subsequent investments in any account may be made in amounts of at least $100.

     You may open an account and make an investment by purchasing shares through securities dealers having sales agreements with the Distributor. A minimum investment of $2,500 ($500 for an IRA) is required to establish an account in the Fund. The minimum for subsequent investments in the Fund is $100.

     Direct purchase orders may be made by submitting a check. In the case of a new account, fill out the New Account Application accompanying this Prospectus. Be sure to specify the name of the Fund and class of shares in which you wish to invest. A check payable to the Utility Growth Fund must accompany the New Account Application. Payments may be made by check or Federal Reserve Draft payable to the Fund specified on the application and should be mailed to the following address: THE FLEX-PARTNERS, C/O MUTUAL FUNDS SERVICE CO., P. O. BOX 7177, DUBLIN, OHIO 43017.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred in the transaction. All orders for the purchase of shares are subject to acceptance or rejection by the Fund or the Distributor. Direct purchase orders received by MFSCO by 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Direct purchase orders received by MFSCO after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day.

     Wire orders for shares of the Fund received by dealers prior to 4:00 p.m., Eastern time, and received by MFSCO before 5:00 p.m., Eastern time, on the same day are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with MFSCO before 5:00 p.m., Eastern time, and to forward payment to Star Bank, N.A., the Custodian for the Fund.

     If the wire order is for a new account, you must telephone the Fund prior to making your initial investment. Call 1-800-494-FLEX, or (614) 766-7074. Be sure to specify the name of the Fund and class of shares in which you wish to invest. Advise the Fund of the amount you wish to invest and obtain an account number and instructions. Have your bank wire federal funds to:

          Star Bank, N.A. Cinti/Trust
          ABA #: 042-00001-3
          Attention:  The Flex-Partners
              UTILITY GROWTH FUND
          Credit Account Number 483608964
          Account Name (your name)
          Your Flex-Partners account number

     Direct purchase orders received by MFSCO by 4:00 p.m., Eastern time, are confirmed at that day's net asset value. Direct investments received by MFSCO after 4:00 p.m. and orders received by dealers after 5:00 p.m. are confirmed at the net asset value next determined on the following business day.

     No stock certificates will be issued. Instead, an account with MFSCO is established for each investor and all shares purchased or received, including those acquired through the reinvestment of dividends and distributions, are registered on the books of the Fund and credited to such account.

     The Fund will not permit redemptions until it receives the New Account Application in good order.

     SUBSEQUENT INVESTMENTS -- Subsequent investments in an existing account may be made by mailing a check payable to Utility Growth Fund. Please include your account number and the class of shares in which you wish to invest on the check and mail as follows:

          THE FLEX-PARTNERS
          C/O MUTUAL FUNDS SERVICE CO.
          P. O. BOX 7177
          DUBLIN, OHIO  43017

     Subsequent investments may also be made by bank wire as described above. It is necessary to notify the Fund prior to each wire purchase. Wires sent without notifying the Fund will result in a delay of the effective date of your purchase.

     PURCHASING SHARES -- PURCHASE OPTIONS -- You may purchase "Class A" Shares or "Class C" Shares of the Fund. Class A and Class C Shares bear sales charges in different forms and amounts. Class A Shares are sold with a sales charge at the time of purchase, which varies with the amount invested. Class C Shares have no initial sales charge but are subject to a contingent deferred sales charge if redeemed within twenty four months from purchase. Under a Rule 12b-1 distribution plan that provides for distribution fees and a service plan that provides for asset based service fees, Class C Shares have a higher distribution fee which may cause a long-term shareholder to pay more than the economic equivalent of the maximum Class A Share initial sales charge. You should choose the method of purchasing shares (Class A or Class C) that is most beneficial given the amount of your purchase, the length of time you expect to hold the shares and other relevant circumstances. Maximum sales charges and fees are set forth in the "Synopsis of Financial Information" of this Prospectus and quantity discounts for the Class A initial sales charge are set forth below.

     CLASS A SHARES of the Fund are sold at net asset value plus the applicable sales charge as shown in the table below (the "Offering Price") for purchases made at one time by a single purchaser, by an individual, his or her spouse and their children under age 21, or by a single trust account. Class A Shares also bear a Rule 12b-1 fee of .25% per annum (paid to the Distributor), of their average net asset value. In addition, Class A shares bear an asset based service fee of .25% per annum. The sales charge on Class A Shares is allocated between your investment dealer and the Distributor as shown below:

                         AS A PERCENTAGE     AS A PERCENTAGE
                         OF OFFERING         OF NET ASSET
                         PRICE OF THE        VALUE OF THE        DEALER'S
                         SHARES              SHARES              SALES
AMOUNT INVESTED          PURCHASED           PURCHASED           CONCESSION
---------------------------------------------------------------------------
Up to $100,000             4.00%               4.17%               3.50%
$100,001 to $249,999       3.50%               3.63%               3.00%
$250,000 to $499,999       3.00%               3.09%               2.50%
$500,000 to $999,999       2.50%               2.56%               2.00%
$1,000,000 or more         None                None                None



     CUMULATIVE QUANTITY DISCOUNT. The above tables of reduced sales charges also apply if the dollar amount of a purchase plus the net asset value of Class A Shares then owned by the purchaser is more than $100,000. The sales charge on the shares being purchased will then be at the rate applicable to the aggregate value of such shares then owned plus the amount of the purchase.

     To receive the cumulative quantity discount, the investor or securities dealer must request the discount at the time of placing the purchase order and give the Transfer Agent sufficient information to determine and confirm that the purchase will qualify for the discount. The cumulative quantity discount may be amended or terminated at any time as to all purchases occurring thereafter.

     LETTER OF INTENTION. An investor may also pay reduced sales charges by signing and fulfilling the Letter of Intention on the New Account Application which expresses the investor's intention to invest within the specified 13-month period the amount in Class A Shares indicated. The Letter of Intention may be back dated to include purchases made within 90 days prior the signing of the Letter of Intention. The Letter of Intention will not be a binding obligation on either the purchaser or the Fund.

     Purchases made under the Letter of Intention are made at the sales charge applicable to the aggregate amount to be invested under the Letter of Intention as if all shares were purchased in a single transaction. During the period covered by the Letter of Intention, the Transfer Agent will escrow shares representing 5% of the intended purchase. If the intention is not completed, a price adjustment is made, based upon the actual amount invested within the period covered by the Letter of Intention, by redemption of escrowed shares. A Letter of Intention can be amended: (a) during the 13-month period if the purchaser files an amended Letter of Intention with the same expiration date as the original and (b) automatically after the end of the period, if the total purchases credited to the Letter of Intention qualify for an additional reduction in sales charge.

     CLASS C SHARES are sold at net asset value without an initial sales charge but if redeemed within eighteen months of purchase (the "CDSC Period") a contingent deferred sales charge ("CDSC") equal to 1.50% of the lesser of the current market value or the cost of the shares being redeemed will apply and if redeemed after eighteen months of purchase and before twenty four months after purchase, a CDSC equal to .75% of the lesser of the current market value or the cost of the shares being redeemed will apply. No CDSC will be imposed on Class C

Shares acquired by reinvestment of distributions. In determining whether a CDSC is applicable, it will be assumed that a redemption is made first of shares derived from reinvestment of distributions and second of shares purchased during the CDSC Period. Class C Shares bear an asset based service fee of 0.25% and a Rule 12b-1 fee, shown in the Fee Table on page 15, that is higher than the Rule 12b-1 fee for Class A Shares. Class C Shares provide the benefit of putting all of an investor's dollars to work from the time the investment is made but will have a higher annual expense ratio and pay lower dividends than Class A Shares due to the higher Rule 12b-1 fee.

     All CDSC's imposed on redemptions are paid to the Distributor. The Distributor intends to pay a commission of 1% of the purchase amount to participating dealers at the time the investor purchases Class C shares.


     CLASS C SHARES - CONVERSION/NON-CONVERSION: Class C shares issued on or before April 30, 1998 have a conversion feature described under "Additional Purchase and Redemption Information - Convertible Class C Shares" in the Statement of Additional Information. This conversion feature has been eliminated for Class C shares issued after April 30, 1998. Therefore, Class C shares issued after April 30, 1998 will not convert to Class A shares, which carry a lower distribution fee, at any time.


     SALES CHARGE WAIVERS: Directors, Trustees, officers and full-time employees of the Portfolio, the Trust, the Manager, the Subadviser or the Distributor, including members of the immediate families of such individuals and employee benefit plans established by such entities, may purchase shares of the Fund at net asset value.

     The Fund may also sell Class A shares at net asset value without an initial sales charge to clients of the Manager or the Subadviser by making arrangements to do so with the Trust and the transfer agent; and registered investment advisers and financial planners purchasing for their clients by making arrangements to do so with the Trust and the transfer agent.

     Shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Distributor and by their registered personnel and employees, including members of the immediate families of such registered personnel and employees (i.e., spouse and minor children only).

     The Fund may waive the CDSC on redemption following the death of a shareholder, or if a shareholder becomes unable to engage in any substantial gainful activity by reason of a medically determinable physical or mental impairment which can be expected to result in death or be of long-continued and indefinite duration; and when a total or partial redemption is made in connection with a distribution from IRAs or other qualified retirement plans after attaining age 59-1/2. See "Other Shareholder Services - Systematic Withdrawal Program" and the Statement of Additional Information.

     Class A Shares of the Fund may be purchased at net asset value and the Fund may waive the CDSC on the redemption of Class C Shares owned by banks, bank trust departments, savings and loan associations, and federal and state credit unions either in their fiduciary capacities or for their own accounts. These institutions may charge fees to clients for whose accounts they purchase shares at net asset value or for which the CDSC has been waived.

     No sales charge will be charged on accounts that are opened for shareholders by dealers where the amount invested represents redemption proceeds from another fund, and where the shareholder has paid a sales charge in connection with the purchase of such other fund's shares; provided that (i) shares of the Fund are purchased within 60 days after redemption of such other fund's shares; and (ii) sufficient documentation of such redemption as the Transfer Agent may require shall be provided at the time Fund shares are purchased. In addition, shareholders who have redeemed shares of a mutual fund which is a series of The Flex-Partners (each a "Flex-Partners Fund") may reinvest the proceeds in any Flex-Partners Fund at net asset value if such proceeds are reinvested within 60 days after the date of redemption.

--------------------------------------------------------------------------------
                      HOW TO MAKE WITHDRAWALS (REDEMPTIONS)
--------------------------------------------------------------------------------

     Shares are redeemed and funds withdrawn at net asset value per share less, in the case of Class C shares, any applicable contingent deferred sales charge, and there are no redemption fees. (See "How Net Asset Value Is Determined.")

     BY MAIL -- A shareholder may redeem shares by mailing a written request in good order to: The Flex-Partners, c/o Mutual Funds Service Co., P. O. Box 7177, Dublin, OH 43017. Good order means that the request must be signed by the shareholder(s) and the signature(s) must be guaranteed by an eligible guarantor institution (a bank, broker-dealer, credit union, securities exchange, clearing agency or savings association). Further documentation may be required as to the authority of the person requesting redemption of shares held of record in the name of corporations or trustees, and other fiduciaries.

     Amounts withdrawn are mailed without charge to the address printed on your account statement.

     BY BANK WIRE -- A shareholder may redeem by telephone by placing a wire redemption through a securities dealer. Wire redemption requests received by dealers prior to 4:00 p.m., Eastern time, and received by MFSCO before 5:00 p.m., Eastern time on the same day, are confirmed at that day's net asset value per share. Direct wire redemption requests must be received by 4:00 p.m. to be confirmed at that day's net asset value.

     WHEN REDEMPTIONS ARE EFFECTIVE -- Redemptions are made at the net asset value per share next determined after receipt of a redemption request in good order. (See "How Net Asset Value Is Determined.")

     WHEN PAYMENTS ARE MADE -- Shares are redeemed at their net asset value per share next determined after receipt by MFSCO of the redemption request in the form described above, less, in the case of Class C shares, any applicable contingent deferred sales charge. Payment is normally made within seven days after the redemption request, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen (15) days from the purchase date. To eliminate this delay it is advisable to purchase shares of the Fund by certified check or wire.

--------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

     An exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

     Your exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. You will receive a prospectus along with your confirmation if you exchange into a fund not offered in this Prospectus. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission.

     Your exchange may be processed only if the shares of the fund to be acquired are eligible for sale in your state and if the amount of your transaction meets the minimum requirements for that fund. The exchange privilege is only available in states in which it may be legally offered.

     EXCHANGES OF CLASS A SHARES: You may exchange your Class A shares for Class A shares of any Flex-Partners Fund and for shares of The Flex-funds Money Market Fund, a single-class money market fund managed by the Manager.

     EXCHANGES OF CLASS C SHARES: Class C shares of the Fund are exchangeable at net asset value only for Class C shares of any other Flex-Partners Fund. Class C shares of the Fund cannot be exchanged for Class A shares of any Flex-Partners Fund.

     The Fund reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if in the Manager or Subadviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

IF YOU HAVE ANY QUESTIONS ON EXCHANGE OR REDEMPTION PROCEDURES, CALL YOUR DEALER OR THE TRANSFER AGENT.

--------------------------------------------------------------------------------
                                RETIREMENT PLANS
--------------------------------------------------------------------------------


     The Trust offers retirement plans which include a prototype Profit Sharing Plan, a Money Purchase Pension Plan, a Salary Savings Plan--401(k), Tax-Sheltered Custodial Account - 403(b)(7), an Individual Retirement Account
(IRA), a Simple IRA and a Simplified Employee Pension (SEP) Plan. Plan Adoption Agreements and other information required to establish a Flex-Partners Retirement Plan are available from The Flex-Partners, c/o R. Meeder & Associates, Inc., P.O. Box 7177, Dublin, Ohio 43017; or call 1-800-494-3539.


     Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a reduced minimum purchase requirement. (See "How to Buy Shares.")

--------------------------------------------------------------------------------
                           OTHER SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     AUTOMATIC ACCOUNT BUILDER: Regular investments in the Fund of $100 or more will be deducted from a shareholder's checking or savings account and invested in shares of the Fund. A shareholder's bank must be a member of the Automated Clearing House (ACH). Shareholders wishing to add to their investment account must complete the Automatic Account Builder section of the New Account Application. There is no additional charge for this service.

     SYSTEMATIC WITHDRAWAL PROGRAM: A Systematic Withdrawal Program is offered for any investor who wishes to receive regular distributions of $100 or more from his account. The investor must either own or purchase shares having a value of at least $10,000 and advise the Trust in writing of the amount to be distributed and the desired frequency, i.e., monthly, quarterly or annually. This option may be exercised by completing the appropriate section of the New Account Application. The investor should realize that if withdrawals exceed income dividends, the invested principal may be depleted.

     Systematic withdrawals from investor accounts owning Class C Shares will be subject to the contingent deferred sales charge with the following exceptions. No CDSC will be imposed on withdrawals: (1) that are made in connection with a distribution from an IRA or other qualified retirement plan after attaining age 59-1/2; or (2) on an amount which will not exceed 10% annually of the "initial account value" -- i.e., the value of the Fund account at the time the shareholder elects to participate in the systematic withdrawal program and thereafter, the value of the account as of the first day of any calendar year. The investor may make additional investments and may change or stop the program at any time. There is no charge for this program.

--------------------------------------------------------------------------------
                              SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

     The Trust maintains an account for each shareholder in full and fractional shares. The Fund reserves the right to reject any purchase order, and to waive minimum purchase requirements.

     CONFIRMATION STATEMENT -- All purchase and sale transactions, and dividend reinvestments, are confirmed promptly after they become effective.

     ACCOUNTS BELOW MINIMUM -- The Fund reserves the right to redeem shares in any account for their then current net asset value and pay the proceeds to the shareholder if at any time the account has shares valued at less than $1,000 ($500 for an IRA) as a result of redemptions by the shareholder. The Fund also reserves the right to redeem the shares in any account which may have been opened under a waiver of minimum purchase requirements if sufficient additional shares were not subsequently purchased to meet these requirements. Before a redemption is processed, the shareholder will be allowed 30 days after written notice from the Fund to make an additional investment sufficient to bring the value of shares in the account to $1,000 ($500 for an IRA).

INVESTMENT ADVISER
R. Meeder & Associates, Inc.

ADDRESS OF FUND & ADVISER
6000 Memorial Drive
Dublin, OH 43017
800-494-FLEX
614-766-7074 (in Central Ohio)

SUBADVISER
Miller/Howard Investments
141 Upper Byrdcliffe Road
P. O. Box 549
Woodstock, NY  12498


DISTRIBUTOR
Adviser Dealer Services, Inc.
6000 Memorial Drive
Dublin, OH  43017
800-494-3539
614-766-7074


CUSTODIAN
Star Bank, N.A.
Star Bank Center
425 Walnut Street
Cincinnati, OH 45202

TRANSFER AGENT & DIVIDEND
DISBURSING AGENT
Mutual Funds Service Co.
6000 Memorial Drive
Dublin, OH 43017
800-494-3539
614-766-7074 (in Central Ohio)

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, OH 43215


TABLE OF CONTENTS

Page
Highlights................................  2
Synopsis of Financial Information.........  3
Performance Comparison....................  5
Financial Highlights......................  7
Investment Objectives and Policies........  7
Additional Investment Policies............  10
     Risk Factors.........................  11
The Trust and Its Management..............  13
Distribution Plans........................  15
Income Dividends and Taxes................  17
How Net Asset Value is Determined.........  18
Performance Information and Reports.......  18
Other Information.........................  19

SHAREHOLDER MANUAL
How To Buy Shares.........................  22
How To Make Withdrawals (Redemptions).....  26
Exchange Privilege........................  27
Retirement Plans..........................  28
Other Shareholder Services................  28
Shareholder Accounts......................  29


                                THE FLEX-PARTNERS
                               UTILITY GROWTH FUND


                                   PROSPECTUS

                                 APRIL ___, 1998

                                THE FLEX-PARTNERS
                         TACTICAL ASSET ALLOCATION FUND
                       CROSS REFERENCE SHEET TO FORM N-1A
                       ----------------------------------

Part B.

Item No.          Statement of Additional Information

10                Cover Page

11                Table of Contents

12                Not applicable

13                Investment Policies and Related Matters

14(a)(b)          Officers and Trustees
14(c)             Not applicable

15(a)(b)          Not applicable
15(c)             Officers and Trustees

16(a)(b)          Investment Adviser and Manager
16(c)             Not applicable
16(d)             Contracts with Companies Affiliated with the Manager
16(e)             Not applicable
16(f)             The Distributor
16(g)             Not applicable
16(h)             Description of the Trust
16(i)             Contracts with Companies Affiliated With the Manager

17                Purchase and Sale of Portfolio Securities

18(a)             Cover Page
                  Description of the Trust
18(b)             Not applicable

19(a)             Additional Purchase and Redemption Information
                  Flex-Partners Retirement Plans
19(b)             Valuation of Portfolio Securities
                  Additional Purchase and Redemption Information

20                Distributions and Taxes

21(a)             The Distributor
21(b)             Not applicable
21(c)             Not applicable

22(a)             Not applicable
22(b)             Calculation of Total Return

23                Not applicable

                         TACTICAL ASSET ALLOCATION FUND


                        A FUND OF THE FLEX-PARTNERS TRUST
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL ___, 1998

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of The Flex-Partners Tactical Asset Allocation Fund dated April ___, 1998. A copy of the Prospectus may be obtained from The Flex-Partners, 6000 Memorial Drive, Dublin, Ohio 43017, or by calling:
1-800-494-3539. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.



     The Fund offers two classes of shares which may be purchased at the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class C shares). These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances.


     Each share of Class A and Class C represents an identical legal interest in the investment portfolio of the Fund and has the same rights, except that the Class C shares bear the higher expenses of a distribution plan for such class which will cause the Class C shares to have a higher expense ratio and to pay lower dividends than the Class A shares. Each class will have exclusive voting rights with respect to its distribution plan. Although the legal rights of holders of Class A and Class C shares are identical, the different expenses borne by each class will result in different net asset values and dividends. The two classes also have different exchange privileges, and Class C shares purchased, or acquired through the reinvestment of dividends and distributions, on or before April 30, 1998 have a conversion feature.



                                TABLE OF CONTENTS
                                                       Page
                                                       ----
Investment Policies and Related Matters                  2
     General                                             2
     The Mutual Fund Portfolio                           2
     Money Market Instruments and Bonds                  4
     Ratings                                             5
     Hedging Strategies                                  8
     Investment Restrictions                            10
     Portfolio Turnover                                 12
     Purchase and Sale of Portfolio Securities          12
     Valuation of Portfolio Securities                  13
     Calculation of Total Return                        14
Additional Purchase and Redemption Information          15
Distribution and Taxes                                  19
Investment Adviser and Manager                          20
Officers and Trustees                                   22
The Distributor                                         26
Flex-Partners Retirement Plans                          27
Contracts with Companies Affiliated with the Manager    29
Description of the Trust                                30
Financial Statements                                    31



INVESTMENT ADVISER                        TRANSFER AGENT
------------------                        --------------
R. Meeder & Associates, Inc.              Mutual Funds Service Co.


DISTRIBUTOR
-----------
Adviser Dealer Services, Inc.

--------------------------------------------------------------------------------
                     INVESTMENT POLICIES AND RELATED MATTERS
--------------------------------------------------------------------------------

GENERAL

     As described in the Prospectus, the Trust seeks to achieve the investment objective of the Fund by investing all of its investable assets in the Mutual Fund Portfolio (the "Portfolio"), the Fund's corresponding portfolio having the same investment objective, policies and restrictions as the Fund. Since the investment characteristics of the Fund correspond directly to those of its corresponding portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

     The investment policies set forth below in this section represent the Portfolio's policies as of the date of this Statement of Additional Information. The investment policies are not fundamental and they may be changed by the Trustees of the Portfolio without shareholder approval. (No such change would be made, however, without 30 days written notice to shareholders.)

     The Manager of the Portfolio places a high degree of importance on protecting portfolio values from severe market declines. Consequently, the Portfolio's assets may at times be invested for defensive purposes in bonds and money market instruments. (See "Money Market Instruments and Bonds" below.) Because the Manager intends to employ flexible defensive investment strategies when market trends are not considered favorable, the Manager may occasionally change the entire portfolio of the Portfolio. High transaction costs could result when compared with other funds. The Portfolio intends to comply with the short-term trading restrictions of Subchapter M of the Internal Revenue Code of 1986, as amended, although these restrictions could inhibit a rapid change in the Portfolio's investments. The Portfolio will strive for a positive investment return each calendar year.

     On April 16, 1997, the Fund changed its name from "The TAA Fund" to "Tactical Asset Allocation Fund."

THE MUTUAL FUND PORTFOLIO

     The Manager will select mutual funds for inclusion in the Portfolio on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Portfolio.

     The Manager utilizes an asset allocation system for deciding when to invest in mutual funds or alternatively in temporary investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa. (See "Additional Investment Policies" in the Fund's Prospectus.)

     In purchasing shares of other mutual funds, the Portfolio will agree to vote the shares in the same proportion as the vote of all other holders of such shares.

     The Portfolio has adopted certain investment restrictions which cannot be changed except with the vote of a majority of the Portfolio's outstanding interests. These restrictions are applicable to the Portfolio and are described elsewhere in this Statement of Additional Information. Investment restrictions for the Portfolio differ from the restrictions applicable to the portfolios in which other Flex-Partners' funds are invested, in that the Portfolio is permitted to invest more than 5% of its assets in the securities of any one issuer; is permitted to purchase the shares of other investment companies (mutual funds); and may invest more than 25% of its assets in any one industry.

     The Portfolio may only purchase up to 3% of the total outstanding securities of any underlying mutual fund. The holdings of any "affiliated persons" of the Trust and the Portfolio, as defined in the Investment Company Act, must be included in the computation of the 3% limitation. Accordingly, when "affiliated persons" hold shares of an underlying mutual fund, the Portfolio will be limited in its ability to fully invest in that mutual fund. The Manager may then, in some instances, select alternative investments.

     The Investment Company Act also provides that an underlying mutual fund whose shares are purchased by the Portfolio may be allowed to delay redemption of its shares in an amount which exceeds 1% of its total outstanding securities during any period of less than 30 days. Shares held by the Portfolio in excess of 1% of a mutual fund's outstanding securities therefore may not be considered readily disposable securities.

     Under certain circumstances, an underlying mutual fund may determine to make payment of a redemption by the Portfolio wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with rules of the Securities and Exchange Commission. In such cases, the Portfolio may hold securities distributed by an underlying mutual fund until the Manager determines that it is appropriate to dispose of such securities.

     Portfolio investment decisions by an underlying mutual fund will be made independent of investment decisions by other underlying mutual funds. Therefore, an underlying mutual fund may be purchasing shares of a company whose shares are simultaneously being sold by some other underlying mutual fund. The result of this would be an indirect transaction expense (principally commissions) for the Mutual Fund Portfolio, without its having changed its investment position.

     The Portfolio may invest in common stocks based upon the criteria described in its investment objectives. Because the Portfolio will only invest directly in common stocks to replicate the performance of popular stock market indices, the selection of stocks would be limited to those stocks found in a particular index. Generally, investments in common stocks will not exceed 25% of the Portfolio's net assets.

     For temporary defensive purposes, the Portfolio may invest in (or enter into repurchase agreements with banks and broker-dealers with respect to) corporate bonds, U.S. Government securities commercial paper, certificates of deposit or other money market instruments. The Portfolio may engage in hedging transactions to the extent and for the purposes set forth in the Fund's Prospectus.

MONEY MARKET INSTRUMENTS AND BONDS

     When investing in money market instruments or bonds, the Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities.

     * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     * Bank Obligations and Instruments Secured Thereby - obligations (including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations, and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Portfolio may also invest in obligations (including certificates of deposit and bankers' acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more, if the domestic branch is subject to the same regulation as United States banks. The Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks, nor will the Portfolio invest more than 10% of its assets in time deposits.

     * High Quality Commercial Paper - The Portfolio may invest in commercial paper rated no lower than "A-2" by Standard & Poor's Corporation or "Prime-2" by Moody's Investors Services, Inc., or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     * Private Placement Commercial Paper - Private placement commercial paper ("Rule 144A securities") consists of unregistered securities which are traded in public markets to qualified institutional investors, such as the Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities, should the Portfolio desire to liquidate a position, is limited to qualified dealers and institutions, and therefore such securities could have the effect of being illiquid.

     * High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     * Repurchase Agreements Pertaining to the Above - The Portfolio may invest without limit in any of the above securities subject to repurchase agreements with any Federal Reserve reporting dealer or member bank of the Federal Reserve System. A repurchase agreement is an instrument under which the purchaser (i.e., the Portfolio) acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities could be any of those described above, some of which might bear maturities exceeding one year. The Portfolio's risk is that the seller may fail to repurchase the security on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay. It is a policy of the Portfolio to make settlement on repurchase agreements only upon proper delivery of the underlying collateral. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. the Portfolio may enter into repurchase agreements with its custodian (Star Bank, N.A., Cincinnati) when it is advantageous to do so. The Portfolio will not invest more than 10% of its assets, at the time of purchase, in repurchase agreements which mature in excess of seven days.

     The Manager exercises due care in the selection of money market instruments and bonds. However there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of the Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if encountered, could cause a reduction in net income or in the net asset value of the Portfolio.

RATINGS

1. Moody's Investors Services, Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2. Standard and Poor's Corporation's Corporate Bond Rating:

     AAA - Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates, and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree. Here, too, prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3. A-1 and P-1 Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1, A-2, or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4. Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury, and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency, authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - A repurchase transaction occurs when an investor buys a security and simultaneously agrees to resell it at a later date to the person from whom it was bought, at a higher price.

     The price differential represents interest for the period the security is held. Repurchase transactions will normally be entered into with banks and securities brokers. The Portfolio could suffer a loss if the bank or securities broker with which the Portfolio had a repurchase agreement were to default.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return, and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

HEDGING STRATEGIES

     The Manager may conduct a hedging program on behalf of the Portfolio for any of the reasons described in the Prospectus. Such a program would involve entering into options or futures contracts (hedge transactions).

     The objective of an option or futures contract transaction could be to protect a profit or offset a loss in the Portfolio from future price erosion. Or, the objective could be to acquire the right to purchase a fixed amount of securities at a future date for a definite price. In either case, it would not be necessary for the Portfolio to actually buy or sell the securities currently. Instead, the hedge transaction would give the Portfolio the right at a future date to sell, or in other instances buy, the particular securities under consideration or similar securities. The value of shares of common stock or the face amount of government bonds or notes covered by the hedge transaction would be the same, or approximately the same, as the quantity held by the Portfolio or the quantity under consideration for purchase.

     In lieu of the sale of a security, an option transaction could involve the purchase of a put option contract, which would give the Portfolio the right to sell a common stock, government bond or futures contract on an index (see below), at a specified price until the expiration date of the option. The Portfolio will only purchase a put option contract on a stock or bond when the number of shares of the issuer's stock or the face amount of government bonds involved in the option transaction are equal to those owned by the Portfolio. Limitations on the use of put option contracts on an index are described below.

     Also, in lieu of the sale of securities, a futures transaction could involve the sale of a futures contract which would require the Portfolio either
(a) to deliver to the other party to the contract the securities specified and receive payment at the price contracted for, prior to the expiration date of the contract, or (b) to make or entitle it to receive payments representing (respectively) the loss or gain on the security or securities involved in the futures contract.

     The securities involved in an option or futures contract may be stocks or government bonds, or a group of stocks represented by a popular stock market index, and they need not be exactly the same as those owned by the Portfolio. The Manager will select the futures contract which involves a security, group of securities, or index which it feels is closest to a mirror image of the investments held by the Portfolio. However, the securities involved in the contract need not be exactly the same as those owned by the Portfolio, and this may entail additional risk, as described below.

     To the extent that the Portfolio enters into futures contracts which sell an index or group of securities short and which therefore could require the Portfolio to pay the other party to the contract a sum of money measured by any increase in a market index, the Portfolio will be exposing itself to an indeterminate liability. On the other hand, the Portfolio should increase or decrease in value to approximately the same extent as the market index or group of securities, so any loss incurred on the contract should be approximately offset by unrealized gains in the Portfolio's positions. Such an outcome is not guaranteed, and it would be possible for the value of the index and the Portfolio to move in opposite directions, in which case the Portfolio would realize an unexpected gain or loss.

     The Portfolio will only sell an index short when the Manager has decided to reduce the Portfolio's risk for defensive purposes, and will close out the open liability as soon as the Manager decides that a defensive posture is no longer appropriate or the open liability represents an inappropriate risk in the circumstances. In shorting an index, the Portfolio will segregate assets to the full value of the contract and maintain and supplement such segregation to the extent necessary until the short position is eliminated.

     In lieu of the purchase of a security, an option transaction could involve the purchase of a call option which would give the Portfolio the right to buy a specified security (common stock or government bonds) or index aggregate at a specified price until the expiration date of the option contract. Sufficient cash or money market instruments will be segregated and maintained in reserve to complete the purchase. The Portfolio will only purchase call options when the shares of stock or face amount of bonds or value of the index aggregate included in the option are equal to those planned to be purchased by the Portfolio.

     In lieu of the purchase of securities, a futures transaction could involve the purchase of a futures contract which would either (a) require the Portfolio to receive and pay for the securities specified in the futures contract at the price contracted for prior to the expiration date of the contract or (b) require the Portfolio to make payment or receive payment representing (respectively) the loss or gain on the security or securities involved in the contract. The securities may be government bonds, stocks, or a group of stocks such as a popular stock market index, and need not be exactly the same as those intended to be purchased by the Portfolio. The Manager will select the contract (therefore the group of securities) which it believes is most similar to those desired to be purchased by the Portfolio.

     The Portfolio may sell any put or call option contracts it enters into. Such a transaction would normally be used to eliminate or close out a hedged position. The Portfolio may also buy or sell futures contracts to eliminate or close out a hedged position.

     Option contracts will be purchased through organized exchanges and will be limited to those contracts which are cleared through the Options Clearing Corporation. Organized exchanges which presently trade option contracts are the Chicago Board Options Exchange, the American Stock Exchange, the Philadelphia Stock Exchange, the Pacific Stock Exchange, and the New York Stock Exchange.

     Futures contracts will only be entered into through an organized exchange. The exchanges which presently trade financial futures contracts are the New York Futures Exchange, the Chicago Mercantile Exchange, the Chicago Board of Trade the Kansas City Board of Trade, and the International Monetary Market (at the Chicago Mercantile Exchange).

     Put and call options and financial futures contracts are valued on the basis of the daily settlement price or last sale on the exchanges where they trade. If an exchange is not open, or if there is no sale, the contract is valued at its last bid quotation unless the trustees determine that such is not a fair value. In the case of a futures contract which entails a potential liability for a gain in a market index, the liability is valued at the last sale of an offsetting contract or, if there was no sale, at the last asked quotation unless the Trustees determine that such does not fully reflect the liability.

     In conducting a hedging program for the Portfolio, the Manager may occasionally buy a call on an index or futures contract and simultaneously sell a put on the same index or futures contract. Or, in other circumstances, it may sell a call and simultaneously buy a put on the same index or futures contract.

     When conducting a hedging program on behalf of the Portfolio, the Portfolio will establish and maintain with the Custodian segregated accounts for the deposit and maintenance of margin requirements. Such deposits will be in the form of cash or U.S. Government securities in amounts as shall be required from time to time by the broker or the exchange on which the transactions are effected for the Portfolio.

INVESTMENT RESTRICTIONS

     The investment restrictions below have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the Investment Company Act of 1940 (the "Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or the Portfolio, respectively, to which it relates, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a shareholder meeting if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (b) more than 50 percent of the outstanding shares ("Majority Vote"). The percentage limitations contained in the restrictions listed below apply at the time of the purchase of the securities. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the Fund shareholders and will cast its votes as instructed by the shareholders.

     Provided that nothing in the following investment restrictions shall prevent the Trust from investing all or part of the Fund's assets in the Portfolio, the Fund nor the Portfolio may: (a) Issue senior securities; (b) Borrow money except as a temporary measure, and then only in an amount not to exceed 5% of the value of its net assets (whichever is less) taken at the time the loan is made, or pledge its assets taken at value to any extent greater than 15% of its gross assets taken at cost; (c) Act as underwriter of securities of other issuers; (d) Invest in real estate except for office purposes; (e) Purchase or sell commodities or commodity contracts, except that it may purchase or sell financial futures contracts involving U.S. Treasury Securities, corporate securities, or financial indexes; (f) Lend its funds or other assets to any other person; however, the purchase of a portion of publicly distributed bonds, debentures or other debt instruments, the purchase of certificates of deposit, U.S. Treasury Debt Securities, and the making of repurchase agreements are permitted, provided repurchase agreements with fixed maturities in excess of 7 days do not exceed 10% of its total assets; (g) Purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be liquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements with remaining maturities in excess of seven days or securities without readily available market quotes; (h) Purchase any securities on margin, or participate in any joint or joint and several trading account, provided, however, that it may open a margin account to the extent necessary to engage in hedging transactions which are not precluded by other particular restrictions; (i) Make any so-called "short" sales of securities, except against an identical portfolio position (i.e., a "short sale against the box"), but this restriction shall not preclude a futures contract which sells short an index or group of securities; (j) Purchase or retain any securities of an issuer, any of whose officers, directors or security holders is an officer or director of the Trust or the Portfolio, if such officer or director owns beneficially more than 1/2 of 1% of the issuer's securities or together they own beneficially more than 5% of such securities; (k) Invest in securities of companies which have a record of less than three years' continuous operation if, at the time of such purchase, more than 5% of its assets (taken at value) would be so invested; (l) Purchase participations or other direct interests in oil, gas or other mineral exploration or development programs; and
(m) Invest in warrants.

     In order to comply with certain state investment restrictions, each of the Trust's and the Portfolio's operating policy is not to: (a) Notwithstanding (b) above, pledge assets having a value in excess of 10% of its gross assets; (b) Invest in oil, gas or mineral leases or programs; and (c) Purchase real estate limited partnerships.

PORTFOLIO TURNOVER


     The portfolio turnover rate for the fiscal year ended December 31, 1996 in the Mutual Fund Portfolio was 297% (1995 - 186%). Resultant turnover rates are primarily a function of the Manager's response to market conditions. In the Manager's opinion, it was in the best interest of the Portfolio to change its portfolio from a fully invested position to a partially defensive position at various times during the year. This defensive investment strategy can produce high portfolio turnover ratios when calculated in accordance with SEC rules. However, viewed in terms of "round trips", the Portfolio completed one "round trip" in the stock market during the year.

     The Portfolio began the year fully invested in the stock market. For approximately two months (early March through early May) 50% of the Portfolio's assets were invested defensively in money market securities. Also, in the period from mid-July through October, various portions of the Portfolio were invested defensively in cash equivalents and/or Treasury Bonds. The periods of defensive positions in March-May and July-October were in response to technical weakness and negative trends in the equity markets.


     The portfolio turnover rate for the Portfolio is not expected to exceed 300% in the current year.

PURCHASE AND SALE OF PORTFOLIO SECURITIES

     The Portfolio seeks to obtain the best available prices on, and firm execution of, all purchases and sales of portfolio securities. In order to do so, it may buy securities from or sell securities to broker/dealers acting as principals and may use primary markets in the purchase or sale of over-the-counter securities, unless best price and execution can be obtained in some other way.

     Satisfied that it is obtaining the best available price and favorable execution, the Portfolio may, from time to time, place orders for the purchase or sale of portfolio securities with broker/dealers who provide research, statistical or other financial information or services ("research") to it or to
R. Meeder & Associates, Inc. ("RMA"), or to any other client for which RMA acts as investment adviser. The reasonableness of brokerage commissions paid by the Portfolio in relation to transaction and research services received is evaluated by the staff of RMA on an ongoing basis. The general level of brokerage charges and other aspects of the Portfolio's portfolio transactions are reviewed periodically by its Board of Trustees.

     RMA is the principal source of information and advice to the Portfolio and is responsible for making and initiating the execution of investment decisions for the Portfolio. However, it is recognized by the Trustees that it is important for RMA, in performing its responsibilities to the Portfolio, to continue to receive and evaluate the broad spectrum of economic and financial information which many securities brokers have customarily furnished in connection with brokerage transactions and that, in compensating brokers for their services, it is in the interest of the Portfolio to take into account the value of the information received for use in advising the Portfolio. The extent, if any, to which the obtaining of such information may reduce the expenses of RMA in providing management services to the Portfolio is not determinable. In addition, it is understood by the Trustees that other clients of RMA might also benefit from the information obtained for the Portfolio, in the same manner that the Portfolio might also benefit from information obtained by RMA in performing services to others.

     RMA utilizes brokers who have demonstrated an ability to execute orders on a favorable basis, or who are able to provide research or other services. RMA does not knowingly authorize a higher rate of commission to one broker than to any other. In order to assure itself that the Portfolio is paying reasonable commissions, RMA will periodically attempt to determine the rates being paid by other institutional investors of similar size.

     Currently, RMA negotiates for commissions equal to no more than 20 basis points (1/5 of 1%) and is generally able to hold commissions at or below that level. Debt securities are purchased on a net basis.

     RMA and the Trust have previously purchased various research and other services with brokerage commissions paid to or for the benefit of certain entities.

     It is the opinion of the Trust, the Portfolio and RMA that the receipt of research from brokers will not materially reduce RMA's own research activities or the overall cost of fulfilling its contracts with the Trust or the Portfolio.


     The Portfolio paid no commissions in 1996, 1995 or 1994 on the purchase and sale of common stock securities. Brokerage commissions paid on the purchase and sale of futures contracts amounted to $38,925 ($30,008 in 1995) for the year ended December 31, 1996.


VALUATION OF PORTFOLIO SECURITIES

     Securities owned by a Portfolio and listed or traded on any national securities exchange are valued at each closing of the New York Stock Exchange on the basis of the last sale on such exchange each day that the exchange is open for business. If there is no sale on that day, or if the security is not listed, it is valued at its last bid quotation on the exchange or, in the case of unlisted securities, as obtained from an established market maker. Futures contracts are valued on the basis of the cost of closing out the liability; i.e., at the settlement price of a closing contract or at the asked quotation for such a contract if there is no sale. Money market instruments (certificates of deposit, commercial paper, etc.) in the Portfolio, having maturities of 60 days or less, are valued at amortized cost if not materially different from market value. Portfolio securities for which market quotations are not readily available are to be valued by the Manager in good faith at its own expense under the direction of the Trustees.

     Other assets, which include cash, prepaid and accrued items and amounts receivable as income on investments and from the sale of portfolio securities, are carried at book value, as are all liabilities. Liabilities include accrued expenses, sums owed for securities purchased, and dividends payable.

                           CALCULATION OF TOTAL RETURN

     From time to time, the Fund may advertise its average annual total returns for various periods of time. When applicable, depending on the Fund, the periods of time shown will be for a one-year period; a five-year period (or relevant portion thereof) and since inception. Period and average annualized total return are calculated separately for Class A and Class C shares. The calculation assumes the reinvestment of all dividends and distributions. Examples of the total return calculation for the Fund will assume a hypothetical investment of $1,000 at the beginning of each period.

     It is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

     P (1+T)nth power = ERV
     P = initial investment of $1,000
     T = average annual total return
     n = Number of years
     ERV = ending redeemable value at the end of the base period


                TACTICAL ASSET ALLOCATION FUND (CLASS A SHARES):

                                  Total Return
                          ----------------------------
                                    .42 Year
                                  Period Ended
                                December 31, 1996
                                -----------------

Value of Account
   At end of Period                $1,055.10

Value of Account
  At beginning of Period            1,000.00
                                    --------

Base Period Return                 $   55.10

Total Return                            5.51%

         TACTICAL ASSET ALLOCATION FUND (CLASS C SHARES):

                                         Total Return
                               ---------------------------------
                                                 Since Inception
                                1 Year           (June 1, 1995)
                             Period Ended         Period Ended
                           December 31, 1996    December 31, 1996
                           -----------------    -----------------

Value of Account
   At end of Period           $1,050.73              $1,203.82

Value of Account
  At beginning of Period       1,000.00               1,000.00
                               --------               --------

Base Period Return            $   50.73             $   203.82

Total Return                       5.07%                 12.40%



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings: New Year s Day, Washington s Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). The NYSE may modify its holiday schedule at any time.

     The Fund's net asset value is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

     Shareholders of the Fund will be able to exchange their Class A shares for Class A shares of any mutual fund that is a series of The Flex-Partners (each a "Flex-Partners Fund"), and shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange. Shareholders of the Flex-funds Money Market Fund who acquired such shares upon exchange of Class A shares of the Fund may use the exchange privilege only to acquire Class A shares of a Flex-Partners Fund.

     Shareholders of the Fund may exchange their Class C shares for Class C shares of other Flex-Partners Funds. If Class C shares of the Fund are exchanged for Class C shares of other Flex-Partners Funds, no contingent deferred sales charge will be payable upon such exchange of Class C shares, but a contingent deferred sales charge will be payable upon the redemption of Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the Fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange.

     At any time after acquiring shares of other funds participating in the Class C exchange privilege, the shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class C shares of the Fund without subjecting such shares to any contingent deferred sales charge. Shares of any fund participating in the Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class C shares of other funds without being subject to any contingent deferred sales charge.

     Additional details about the exchange privilege and prospectuses for each of the Flex-Partners Funds and The Flex-funds Money Market Fund are available from the Fund's Transfer Agent. The exchange privilege may be modified, terminated or suspended on 60 days' notice, and any fund, including the Fund, or the Distributor has the right to reject any exchange application relating to such fund's shares. The 60 day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, the Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     All redemptions in kind shall be of readily marketable securities.

     COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other series of the trust, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "How to Buy Shares Cumulative Quantity Discount" in the Prospectus.

     An eligible group of related Fund investors includes any combination of the following:

     (a)  an individual;

     (b)  the individual's spouse, their children and their parents;

     (c)  the individual's Individual Retirement Account (IRA);

     (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will bedeemed to be controlled by each of its general partners);

     (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

     (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individuals spouse; and

     (g) one or more employee benefit plans of a company controlled by an individual.

     The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in retirement and group plans described below under "Flex-Partners Retirement Plans."

     RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under Combined Purchase and Cumulative Purchase Privilege, may aggregate the value of their existing holdings of the Class A shares of the Fund and Class A shares of other Flex-Partners Funds to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day. See "How Net Asset Value is Determined" in the Prospectus. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in the retirement and group plans described below under "Flex-Partners Retirement Plans."

     LETTERS OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund and Class A shares of other Flex-Partners Funds. All Class A shares of the Fund and Class A shares of other Flex-Partners Funds which were previously purchased and are still owned are also included in determining the applicable reduction. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor s holdings. Letters of Intent are not available to individual participants in retirement and group plans described below under Flex-Partners Retirement Plans.

     A Letter of Intent permits a purchase to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in escrow in the name of the purchaser. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

     The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Transfer Agent or, if not paid, the Transfer Agent will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.


     CONVERTIBLE CLASS C SHARES: Class C shares purchased, or acquired through the reinvestment of dividends and distributions, on or before April 30, 1998 ("convertible Class C shares") will automatically convert to Class A shares seven years after the end of the calendar month in which the purchase order for convertible Class C shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms: Class C shares acquired through the reinvestment of dividends and distributions on or before April 30, 1998 ("reinvested convertible Class C shares") will be converted to Class A shares on a pro-rata basis only when convertible Class C shares not acquired through reinvestment of dividends or distributions ("purchased convertible Class C shares") are converted. The portion of reinvested convertible Class C shares to be converted will be determined by the ratio that the purchased convertible Class C shares eligible for conversion bear to the total amount of purchased convertible Class C shares in the shareholder's account. For the purposes of calculating the holding period, convertible Class C shares will be deemed to have been issued on the sooner of: (a) the date on which the issuance of convertible Class C shares occurred, or (b) for convertible Class C shares obtained by an exchange or series of exchanges, the date on which the issuance of the original convertible Class C shares occurred. This conversion to Class A shares will relieve convertible Class C shares that have been outstanding for at least seven years (a period of time sufficient for the Distributor to have been compensated for distribution expenses related to such convertible Class C shares) from the higher ongoing distribution fee paid by convertible Class C shares. Only convertible Class C shares have this conversion feature. Conversion of convertible Class C shares to Class A shares is contingent on the availability of a private letter revenue ruling from the Internal Revenue Service or an opinion of counsel affirming that such conversion does not constitute a taxable event for the shareholder under the Internal Revenue Code. If such revenue ruling or opinion of counsel is no longer available, conversion of convertible Class C shares to Class A shares would have to be suspended, and convertible Class C shares would continue to be subject to the Class C distribution fee until redeemed.


     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

     Further information about these programs and an application form can be obtained from the Distributor.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having Class A and Class C shares of the Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended). Except as otherwise provided in the Prospectus, to the extent such withdrawals exceed the current net asset value of reinvested dividends, they may be subject to the contingent deferred sales charge. See "How to Buy Shares - Class C Shares" and "Other Shareholder Services" in the Prospectus.

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to (i) the purchase of Class A shares and (ii) the withdrawal of Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan. DISTRIBUTIONS AND TAXES

     DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Manager may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Manager with alternate instructions.

     DIVIDENDS. A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the Fund on the sale of securities by the Portfolio and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term capital gains distributed by the Fund are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     TAX STATUS OF THE FUND. The Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the Fund level, the Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Portfolio, less expenses) and net realized capital gains within each calendar year as well as on a fiscal year basis. The Fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the Fund's gross income for each fiscal year. Gains from futures contracts and options are included in this 30% calculation, which may limit the Fund's investments in such instruments.

     The Fund is treated as a separate entity from the other funds of The Flex-Partners Trust for tax purposes.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions. Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

                         INVESTMENT ADVISER AND MANAGER

     R. Meeder & Associates, Inc. (the "Manager") is the investment adviser and manager for, and has an Investment Advisory Contract with, the Portfolio.

     Pursuant to the Investment Advisory Contract with the Portfolio, the Manager, subject to the supervision of the Portfolio's Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Portfolio's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, the Manager is obligated to keep certain books and records of the Portfolio. The Manager also administers the Fund's corporate affairs, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Star Bank, N.A., the Portfolio's custodian, and Mutual Funds Service Co., the Fund's transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of the Investment Advisory Agreement and the Manager is free to, and does, render management services to others.

     The Investment Advisory Contract for the Portfolio was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. The Investment Advisory Contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the interests in the Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

     The Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. the Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular fund are allocated to that fund. Costs, expenses and liabilities which are not readily attributable to a particular fund are allocated among all of the Trust's funds. Thus, each fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from R. Meeder & Associates; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the percentage limitations of each Class of Shares' distribution and service plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     The expenses of the Portfolio include the compensation of the Trustees who are not affiliated with the Manager; registration fees; membership dues allocable to the Portfolio; fees and expenses of independent accountants, of legal counsel and of any transfer agent or accountant of the Portfolio; insurance premiums and other miscellaneous expenses.

     Expenses of the Portfolio also include all fees under its Accounting and Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager under the Investment Advisory Contract and other miscellaneous expenses.

     The Board of Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

     The Manager earns an annual fee, payable in monthly installments as follows. The fee for the Portfolio is based upon the average net assets of the Portfolio and is at the rate of 1% of the first $50 million, 0.75% of the next $50 million and 0.60% in excess of $100 million of average net assets. For the year ended December 31, 1996, the Mutual Fund Portfolio paid fees to the Manager totaling $1,083,553 ($874,473 in 1995).


     The Manager presently intends to reimburse the Fund through an expense reimbursement fee to the extent necessary to keep total expenses at 1.75% of average daily net assets for Class A Shares and 2.00% of average daily net assets for Class C shares. The Manager may change this policy at any time without notice to shareholders.


     R. Meeder & Associates, Inc. was incorporated in Ohio on February l, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), which is controlled by Robert S. Meeder, Sr. through the ownership of voting common stock. The Manager's officers and directors, and the principal offices are as set forth as follows: Robert S. Meeder Sr. Chairman and Sole Director; Robert S. Meeder, Jr., President; Philip A. Voelker, Senior Vice President and Chief Operating Officer; Donald F. Meeder, Vice President and Secretary; Sherrie
L. Acock, Vice President; Robert D. Baker, Vice President; Wesley F. Hoag, Vice President and General Counsel; Steven T. McCabe, Vice President; and Roy E. Rogers, Vice President. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and the Portfolio. Each of Robert S. Meeder, Jr. and Philip A. Voelker is a Trustee and an officer of the Trust and the Portfolio. Each of Donald F. Meeder, Wesley F. Hoag and Steven T. McCabe is an officer of the Trust and the Portfolio.


                              OFFICERS AND TRUSTEES


     The Trust and the Portfolio are managed by their trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds and the corresponding portfolios of the Flex-Partners and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).


Name, Address and Age                         Position Held                Principal Occupation
---------------------                         -------------                --------------------
ROBERT S. MEEDER, SR.*+, 68                   Trustee/President            Chairman, R. Meeder & Associates,
                                                                           Inc., an investment adviser.

MILTON S. BARTHOLOMEW, 68                     Trustee                      Retired; formerly a practicing
1424 Clubview Boulevard, S.                                                attorney in Columbus, Ohio; member
Worthington, OH  43235                                                     of each Fund's Audit Committee.

ROGER D. BLACKWELL, 56                        Trustee                      Professor of Marketing and Consumer
Blackwell Associates, Inc.                                                 Behavior, The Ohio State University;
3380 Tremont Road                                                          President of Blackwell Associates,
Columbus, OH  43221                                                        Inc., a strategic consulting firm.

JOHN M. EMERY, 76                             Trustee                      Retired; formerly Vice President and
2390 McCoy Road                                                            Treasurer of Columbus & Southern
Columbus, OH  43220                                                        Ohio Electric Co.; member of each
                                                                           Fund's Audit Committee.

RICHARD A. FARR, 78                           Trustee                      President of R&R Supply Co. and
3250 W. Henderson Road                                                     Farrair Concepts, Inc., two
Columbus, OH  43220                                                        companies involved in engineering,
                                                                           consulting and sales of heating and
                                                                           air conditioning equipment.

WILLIAM L. GURNER*, 50                        Trustee                      President, Sector Capital
Sector Capital Management, Inc.                                            Management, an investment adviser
5350 Poplar Avenue, Suite 490                                              (since January 1995); Manager of
Memphis, TN  38119                                                         Trust Investments of Federal Express
                                                                           Corporation (1987-1994).

RUSSEL G. MEANS, 71                           Trustee                      Retired; formerly Chairman of
5711 Barry Trace                                                           Employee Benefit Management
Dublin, OH  43017                                                          Corporation, consultants and
                                                                           administrators of self-funded health
                                                                           and retirement plans.


                                       23

ROBERT S. MEEDER, JR.*+, 36                   Trustee and Vice President   President of R. Meeder & Associates,
                                                                           Inc.

LOWELL G. MILLER*, 48                         Trustee                      President, Miller/Howard
Miller/Howard Investments, Inc.                                            Investments, Inc., an investment
141 Upper Byrdcliffe Road                                                  adviser whose clients include the
P. O. Box 549                                                              Utilities Stock Portfolio and the
Woodstock, NY  12498                                                       Growth Stock Portfolio.

WALTER L. OGLE, 58                            Trustee                      Executive Vice President of Aon
400 Interstate North Parkway, Suite 1630                                   Consulting, an employee benefits
Atlanta, GA  30339                                                         consulting group.

PHILIP A. VOELKER*+, 43                       Trustee and Vice President   Senior Vice President and Chief
                                                                           Operating Officer of R. Meeder &
                                                                           Associates, Inc.

JAMES B. CRAVER*, 53                          Assistant Secretary          Practicing Attorney; Special Counsel
42 Miller Hill Road                                                        to Flex-Partners, Flex-funds and
Box 811                                                                    their Portfolios; Senior Vice
Dover, MA  02030                                                           President of Signature Financial
                                                                           Group, Inc. (January 1991 to August
                                                                           1995).

STEVEN T. MCCABE*+, 32                        Assistant Treasurer          Vice President, R. Meeder &
                                                                           Associates, Inc., and Vice President
                                                                           of Mutual Funds Service Co.

DONALD F. MEEDER*+, 58                        Secretary/Treasurer          Vice President of R. Meeder &
                                                                           Associates, Inc., and President of
                                                                           Mutual Funds Service Co.

WESLEY F. HOAG*+, 40                          Vice President               Vice President and General Counsel
                                                                           of R. Meeder & Associates, Inc.
                                                                           (since July 1993); Attorney, Porter,
                                                                           Wright, Morris & Arthur, a law firm
                                                                           (October 1984 to June 1993).



                                       24


* Interested Person of the Trust (as defined in the Investment Company Act of
1940), The Flex-funds, Flex-Partners and each Portfolio.

+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.

     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.


     The following table shows the compensation paid by the Fund and the Fund Complex as a whole to the Trustees of the Fund and the Fund Complex during the fiscal year ended December 31, 1996.


                               COMPENSATION TABLE

                                              Pension or
                                              Retirement                        Total
                                              Benefits                          Compensation
                                              Accrued as       Estimated        from
                             Aggregate        Part of          Annual           Registrant and
Trustee                      Compensation     Portfolio or     Benefits Upon    Fund Complex
                             from the Fund    Fund Expense     Retirement       Paid to Trustee
                             -------------    ------------     ----------       ---------------
Robert S. Meeder, Sr.        None             None             None             None

Milton S. Bartholomew        None             None             None             $7,550

John M. Emery                $933             None             None             $7,550

Richard A. Farr              $833             None             None             $6,750

William F. Gurner            $1,750           None             None             $5,250

Russel G. Means              None             None             None             $6,750

Lowell G. Miller             None             None             None             None

Robert S. Meeder, Jr.        None             None             None             None

Walter L. Ogle               None             None             None             $6,000

Philip A. Voelker            None             None             None             None

Roger A. Blackwell           $646             None             None             $5,250



     Neither the Trust nor any other member of the Fund Complex pays any pension or retirement benefits to any Trustee or officer or maintains any plan for such purpose.

     Each Trustee who is not an "interested person: is paid a meeting fee of $250 per meeting for each of the five Portfolios. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in each Portfolio based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.00025% of the amount of average net assets exceeding $1 billion. For the other four Portfolios, each Trustee is paid a fee of 0.00375% of the amount of each Portfolio's average net assets exceeding $15 million. Mr. Emery comprises the Audit Committee for each of The Flex-funds and The Flex-Partners Trusts. Mr. Emery is paid $500 for each meeting of the Audit Committees attended regardless of the number of Audit Committees on which he serves. Trustees fees for Tactical Asset Allocation totaled $4,162 for the year ended December 31, 1996 ($2,917 in
1995). Audit Committee fees for the Fund totaled $100 for the year ended December 31, 1996 ($45 in 1995).


     All other officers and Trustees serve without compensation from the Trust.

          The Trustees and officers of the Fund and the Portfolio own, in the aggregate, less than 1% of the Fund's total outstanding shares.

                                 THE DISTRIBUTOR


     Adviser Dealer Services, Inc. (the "Distributor"), 6000 Memorial Drive, Dublin, Ohio 43017, an affiliate of the Manager, acts as the distributor of the Class A shares and the Class C shares of the Fund. Pursuant to separate plans of distribution (the Class A Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the 1940 Act and an underwriting agreement (the Underwriting Agreement), the Distributor incurs the expenses of distributing the Fund's Class A shares and Class C shares. See "Distribution Plans" in the Prospectus.


     On August 4, 1994, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class A or Class C Plan or in any agreement related to the Plan (the Rule 12b-1 Trustees), at a meeting called for the purpose of voting on the Class A Plan, adopted a plan of distribution for the Class A shares of the Fund. On August 4, 1994, the Board of Trustees, including the Rule 12b-1 Trustees, at a meeting called for the purpose of voting on the Class C Plan, adopted a plan of distribution for the Class C shares of the Fund. The Class A Plan was approved by Class A shareholders of the Fund. The Class C Plan was approved by Class C shareholders of the Fund.

     The Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares. See "How to Buy Shares" in the Prospectus.

     The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plans may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the outstanding shares of the Fund. Neither Plan may be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of Class A and Class C, as applicable, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Fund will not be contractually obligated to pay expenses incurred under either the Class A or Class C Plan if it is terminated or not continued.


     Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Class A and Class C shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Trustees who are not interested persons of the Fund shall be committed to the Trustees who are not interested persons of the Fund.


     Pursuant to the Underwriting Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act and the Investment Company Act of 1940. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees, on February 8, 1997. Total payments made by the Fund to the former distributors of the Fund, Roosevelt & Cross, Incorporated and Midwest Group Financial Services, Inc., for the year ended December 31, 1996 amounted to $96,489.21 and $725.99, respectively. The payments made were used to offset a portion of initial commissions paid to securities dealers for the sale of Fund shares.

                         FLEX-PARTNERS RETIREMENT PLANS

     The Trust offers retirement plans which are described in the Prospectus. Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a $500 minimum purchase requirement. Information concerning contribution limitations for IRA accounts are described below.

DEDUCTIBLE CONTRIBUTIONS

Individual Retirement Accounts (IRA):


     Regular - Contributions to an IRA (except for rollovers) cannot exceed the amount of compensation includible in gross income for the tax year or $2,000, whichever is less. If neither you nor your spouse is an active participant in an employer plan, you may make a contribution up to this limit and take a deduction for the entire amount contributed. If you or your spouse is an active participant and your adjusted gross income (AGI) is below a certain level you may also make a contribution and take a deduction for the entire amount contributed. However, if you or your spouse is an active participant and your AGI is above the specified level, the dollar limit of the deductible contribution you make to your IRA may be reduced or eliminated.

     Regular contributions are not allowed for the year in which you attain age 70-1/2 or for any year thereafter. Contributions for a year may be made during such year or by the tax return filing date for such year (not including extensions), if irrevocably designated for such year, in writing, when such contribution is made.

     If you and your spouse each receive compensation during the year and are otherwise eligible, each of you may establish your own IRA.

     Spousal - You may make spousal IRA contributions for a year, if: 1) your spouse has "compensation" that is includible in gross income for such year; 2) you have less compensation than your spouse for such year; 3) you do not reach age 70-1/2 by the end of such year; and 4) you file a joint federal income tax return for such year.

     For a tax year before 1997, the spousal contribution rules limit the aggregate amount of the contributions to both of your IRAs for a year to the lesser of $2,250 or the amount of the compensated spouse's compensation for such year. The contributions do not have to be split equally between the IRAs belonging to you and your spouse. However, the total contribution to either of your IRAs may not exceed $2,000.

     For tax years after 1996, if you are the compensated spouse, your contribution must be made in accordance with the regular contribution rules above. If you are the noncompensated (or lower compensated) spouse, your contribution may not exceed the lesser of $2,000 or 100% of the combined compensation of you and your spouse, reduced by the amount of your spouse's IRA contribution.

     Contributions for your spouse must be made to a separate IRA established by your spouse as the depositor or grantor of his or her own IRA and your spouse becomes subject to all of the privileges, rules, and restrictions generally applicable to IRAs.

     Active Participant - If you are not self-employed, your Form W-2 should indicate your participation status. If you have questions about your participation status, check with your employer or your tax advisor.

     You are covered by a retirement plan for a year if your employer or union has a retirement plan under which money is added to your account, or you are eligible to earn retirement credits, even if you are not yet vested in your retirement plan. Also, if you make required contributions or voluntary contributions to an employer-sponsored retirement plan, you are an active participant.

     Adjusted Gross Income (AGI) - If you are an active participant, the amount of your AGI for the year (if you and your spouse file a joint tax return, your combined AGI) will be used to determine if you can make a deductible IRA contribution. If you are at or below a certain AGI level, called the Threshold Level, you can make a deductible contribution under the same rules as a person who is not an active participant.

     If you are single, or treated as being single, your AGI Threshold Level is $25,000. If you are married and file a joint tax return, your AGI Threshold Level is $40,000. If you are married, file a separate tax return, and live with your spouse for any part of the year, your AGI Threshold Level is $0.

NONDEDUCTIBLE CONTRIBUTIONS

     Eligibility - Even if your deduction limit is less than $2,000, you may still contribute using the rules in the "Deductible Contributions" section above. The portion of your IRA contribution that is not deductible will be a nondeductible contribution. You may choose to make a nondeductible IRA contribution even if you could have deducted part or all of the contribution. Generally, interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until distributed from your IRA.

     Rollover Contributions - Individuals who receive certain lump-sum distributions from employer-sponsored retirement plans may make rollover contributions to an IRA and by doing so defer taxes on the distribution and shelter any investment earnings.


              CONTRACTS WITH COMPANIES AFFILIATED WITH THE MANAGER


     Mutual Funds Service Co. provides accounting, stock transfer and dividend disbursing services to the Fund and the Portfolio. The minimum annual fee for accounting services for the Portfolio is $7,500. Subject to the applicable minimum fee, the Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0 02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets. Subject to a $4,000 annual minimum fee, each class of shares of the Fund will incur an annual administrative fee, payable monthly, which will be the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, for stock transfer and dividend disbursing services. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio.

     Mutual Funds Service Co. also serves as Administrator to the Fund pursuant to an Administration Services Agreement. Services provided to the Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual fee, payable monthly, of 0.05% of the Fund's average net assets. For the year ended December 31, 1996, total payments to Mutual Funds Service Co. by the Fund and the Portfolio amounted to $69,544.

                            DESCRIPTION OF THE TRUST

     Trust Organization. The assets of the Trust received for the issue or sale of the shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the books of account, and are to be charged with the liabilities with respect to the Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

     Shareholder and Trustee Liability. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets.

     The Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. The Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

     The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     Voting Rights. The Fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each share you own. The shares have no preemptive or conversion rights; the voting and dividend rights the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or the Fund may, as set forth in the Declaration of Trust, call meetings of the Trust or the Fund for any purpose related to the

Trust or Fund, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the Trust or the Fund, as determined by the current value of each shareholder s investment in the Fund or Trust. If not so terminated, the Trust and the Fund will continue indefinitely.

     Custodian. Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of the Portfolio. The custodian is responsible for the safekeeping of the Portfolio's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the Portfolio or in deciding which securities are purchased or sold by the Portfolio. The Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

     Auditor. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215 serves as the Trust's independent accountant. The auditor examines financial statements for the Fund and provides other audit, tax, and related services.

                              FINANCIAL STATEMENTS

     Not Applicable.

                      THE FLEX-PARTNERS UTILITY GROWTH FUND
                       CROSS REFERENCE SHEET TO FORM N-1A
                       ----------------------------------

Part B.

Item No.          Statement of Additional Information
--------          -----------------------------------

10                Cover Page

11                Table of Contents

12                Not applicable

13                Investment Policies and Limitations

14(a)(b)          Trustees and Officers
14(c)             Not applicable

15(a)             Not applicable
15(b)             Principal Holders of Outstanding Shares
15(c)             Trustees and Officers

16(a)(b)          Investment Adviser and Manager
                  Investment Subadviser
16(c)             Not applicable
16(d)             Contracts with Companies Affiliated With Manager
16(e)             Not applicable
16(f)             The Distributor
16(g)             Not applicable
16(h)             Description of the Trust
16(i)             Contracts with Companies Affiliated With Manager

17                Portfolio Transactions

18(a)             Cover Page
                  Description of the Trust
18(b)             Not applicable

19(a)             Additional Purchase and Redemption Information
                  Flex-Partners Retirement Plans
19(b)             Valuation of Portfolio Securities
                  Additional Purchase and Redemption Information

20                Distributions and Taxes

21(a)             The Distributor
21(b)             Not applicable
21(c)             Not applicable

22(a)             Not applicable
22(b)             Performance

23                Not applicable

                               UTILITY GROWTH FUND
                        A FUND OF THE FLEX-PARTNERS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                 APRIL ___, 1998


     This Statement is not a prospectus but should be read in conjunction with the Prospectus of The Flex-Partners Utility Growth Fund (dated April __, 1998). Please retain this document for future reference. A copy of the Prospectus may be obtained from The Flex-Partners, 6000 Memorial Drive, Dublin, Ohio 43017 or by calling 1-800-494-3539. Capitalized terms used and not otherwise defined herein have the same meanings as defined in the Prospectus.


     The Fund offers two classes of shares which may be purchased at the next determined net asset value per share plus a sales charge which at the election of the investor may be imposed (i) at the time of purchase (Class A shares) or
(ii) on a deferred basis (Class C shares). These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other circumstances.



     Each share of Class A and Class C represents an identical legal interest in the investment portfolio of the Fund and has the same rights, except that the Class C shares bear the higher expenses of a distribution plan for such class which will cause the Class C shares to have a higher expense ratio and to pay lower dividends than the Class A shares. Each class will have exclusive voting rights with respect to its distribution plan. Although the legal rights of holders of Class A and Class C shares are identical,the different expenses borne by each class will result in different net asset values and dividends. The two classes also have different exchange privileges, and Class C shares purchased, or acquired through the reinvestment of dividends and distributions, on or before April 30, 1998 have a conversion feature.


     On April 16, 1997, the Fund changed its name from "The BTB Fund" to "Utility Growth Fund."

TABLE OF CONTENTS                                        PAGE

     Investment Policies and Limitations                   2
     Portfolio Transactions                               18
     Valuation of Portfolio Securities                    20
     Performance                                          21
     Additional Purchase and Redemption Information       25
     Distributions and Taxes                              29
     Investment Adviser and Manager                       30
     Investment Subadviser                                32
     The Distributor                                      33
     Trustees and Officers                                34
     Flex-Partners Retirement Plans                       38
     Contracts With Companies Affiliated With Manager     40
     Description of the Trust                             40
     Principal Holders of Outstanding Shares              42
     Financial Statements                                 43

INVESTMENT ADVISER                          INVESTMENT SUBADVISER
------------------                          ---------------------
R. Meeder & Associates, Inc.                Miller/Howard Investments, Inc.

DISTRIBUTOR                                 TRANSFER AGENT
-----------                                 --------------
Adviser Dealer Services, Inc.               Mutual Funds Service Co.

                       INVESTMENT POLICIES AND LIMITATIONS

     The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

     The Fund's fundamental investment limitations cannot be changed without approval by a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940) of the Fund. However, except for the fundamental investment limitations set forth below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed by the Trustees without shareholder approval. THE FOLLOWING ARE THE PORTFOLIO'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY; PROVIDED THAT NOTHING IN THE FOLLOWING INVESTMENT RESTRICTIONS WILL PREVENT THE FUND FROM INVESTING ALL OR PART OF THE FUND'S ASSETS IN AN OPEN-END MANAGEMENT INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AS THE FUND. THE FUND OR THE PORTFOLIO MAY NOT

     (1) with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the Portfolio's total assets would be invested in the securities of such issuer or (b) the Fund would hold more than 10% of the voting securities of such issuer;

     (2) issue senior securities except as permitted under the Investment Company Act of 1940;

     (3) borrow money except that the Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

     (4) underwrite securities issued by others (except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);

     (5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry except that the Portfolio, under normal circumstances, will invest more than 25% of its total assets in securities of public utility companies;


     (6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

     (8) lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

     (i) The Portfolio does not currently intend to sell securities short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Portfolio does not currently intend to purchase securities on margin except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

     (iii) The Portfolio may borrow money only (a) from a bank, or from a registered investment company for which the Manager serves as investment adviser if an applicable exemptive order has been granted or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Portfolio will not borrow from other funds advised by the Manager if total outstanding borrowings immediately after such borrowing would exceed 15% of the Portfolio's total assets.

     (iv) The Portfolio does not currently intend to purchase any security if, as a result more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued, including repurchase agreements with remaining maturities in excess of seven days or securities without readily available market quotes.

     (v) The Portfolio does not currently intend to invest in securities of real estate investment trusts that are not readily marketable or to invest in securities of real estate limited partnerships that are not listed on the New York Stock Exchange or the American Stock Exchange or traded on the NASDAQ National Market System.

     (vi) The Portfolio does not currently intend to lend assets other than securities to other parties except by (a) lending money (up to 5% of the Portfolio's net assets) to a registered investment company for which the Manager serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and in connection therewith assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases or debt securities or to repurchase agreements.)

     (vii) The Portfolio does not currently intend to purchase securities of other investment companies.

This limitation does not apply to securities received as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

     (viii) The Portfolio does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

     (ix) The Portfolio does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the Portfolio's net assets. Included in that amount, but not to exceed 2% of the Portfolio's net assets, may be warrants that are not listed on the New York Stock Exchange or the American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities are not subject to these restrictions.

     (x) The Portfolio does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.

     (xi) The Portfolio does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of the Manager or the Subadviser who individually own more than 1/2 of 1% of the securities of such issuer, together own more than 5% of such issuer's securities.

     (xii) The Portfolio does not currently intend to invest in electric utilities whose generation of power is derived from nuclear reactors.

     For the Portfolio's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page 13. For the Portfolio's limitations on short sales, see the section entitled "Short Sales" on page 17.

     MONEY MARKET INSTRUMENTS. When investing in money market instruments, the Portfolio will limit its purchases, denominated in U.S. dollars, to the following securities.

     * U.S. Government Securities and Securities of its Agencies and Instrumentalities - obligations issued or guaranteed as to principal or interest by the United States or its agencies (such as the Export Import Bank of the United States, Federal Housing Administration, and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank, Federal Intermediate Credit Banks and Federal Land Bank), including Treasury bills, notes and bonds.

     * Bank Obligations and Instruments Secured Thereby - obligations including certificates of deposit, time deposits and bankers' acceptances) of domestic banks having total assets of $1,000,000,000 or more, instruments secured by such obligations and obligations of foreign branches of such banks, if the domestic parent bank is unconditionally liable to make payment on the instrument if the foreign branch fails to make payment for any reason. The Portfolio may also invest in obligations (including certificates of deposit and bankers acceptances) of domestic branches of foreign banks having assets of $1,000,000,000 or more if the domestic branch is subject to the same regulation as United States banks. The Portfolio will not invest at time of purchase more than 25% of its assets in obligations of banks nor will the Portfolio invest more than 10% of its assets in time deposits.

     * High quality Commercial Paper - The Portfolio may invest in commercial paper rated no lower than A-2 by Standard & Poor's Corporation or Prime-2 by Moody's Investors Services Inc. or, if not rated, issued by a company having an outstanding debt issue rated at least A by Standard & Poor's or Moody's.

     * Private Placement Commercial Paper - Private placement commercial paper consists of unregistered securities which are traded in public markets to qualified institutional investors such as the Portfolio. The Portfolio's risk is that the universe of potential buyers for the securities should the Portfolio desire to liquidate a position is limited to qualified dealers and institutions and therefore such securities could have the effect of being illiquid.

     * High Grade Corporate Obligations - obligations rated at least A by Standard & Poor's or Moody's. See rating information below.

     *    Repurchase Agreements -- See Repurchase Agreements below.

     The Subadviser exercises due care in the selection of money market instruments. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of the Portfolio's securities might have to be liquidated prior to maturity at a price less than original amortized cost or value face amount or maturity value to meet larger than expected redemptions. Any of these risks if encountered could cause a reduction in net income or in the net asset value of the Portfolio.

RATINGS

1. Moody's Investors Services Inc.'s Corporate Bond Rating:

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length or time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

2. Standard and Poor's Corporation's Corporate Bond Rating:

     AAA- Bonds rated AAA are highest grade obligations. They possess the ultimate degree of protection as to principal and interest. Marketwise they move with interest rates and hence provide the maximum safety on all counts.

     AA - Bonds rated AA also qualify as high grade obligations and in the majority of instances differ from AAA issues only in small degree. Here too prices move with the long-term money market.

     A - Bonds rated A are regarded as upper medium grade. They have considerable investment strength but are not entirely free from the adverse effect of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but to some extent also economic conditions.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

3. A-1 and P-1 Commercial Paper Ratings:

     Commercial paper rated A-1 by Standard & Poor's Corporation ("S&P") has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend. Typically the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is A-1 A-2 or A-3.

     The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

4. Description of Permitted Money Market Investments:

     Commercial Paper - refers to promissory notes issued by corporations in order to finance their short term credit needs.

     U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by the U.S. Treasury and agencies, authorities and instrumentalities of the U.S. Government established under the authority of an act of Congress. Some obligations of U.S. Government agencies, authorities and instrumentalities are supported by the full faith and credit of the U.S. Treasury, as for example, the Government National Mortgage Association; others by the right of the issuer to borrow from the Treasury, as in the case of Federal Farm Credit Banks and Federal National Mortgage Association; and others only by the credit of the agency authority or instrumentality; as for example, Federal Home Loan Mortgage and Federal Home Loan Bank.

     Repurchase Agreements - See Repurchase Agreements below.

     Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified or variable rate of return, and are normally negotiable.

     Banker's Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed accepted when a bank guarantees their payment at maturity.

     Corporate Obligations - include bonds and notes issued by corporations in order to finance longer term credit needs.

     ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, the Subadviser determines the liquidity of the Portfolio's investments and through reports from the Subadviser, the Board monitors investments in illiquid instruments. In determining the liquidity of the Portfolio's investments, the Subadviser may consider various factors including (1) the frequency of trades and quotations,
(2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Portfolio's rights and obligations relating to the investment). Investments currently considered by the Portfolio to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options and non-government stripped fixed-rate mortgage-backed securities. Also, the Subadviser may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments and swap agreements to be illiquid. However, with respect to over-the-counter options, the Portfolio writes all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the Portfolio may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by the Board of Trustees. If through a change in values, net assets or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

     RESTRICTED SECURITIES generally can be sold in privately negotiated transactions pursuant to an exemption from registration under the Securities Act of 1933 or in a registered public offering. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to seek registration of the security.

     REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security. The Portfolio may engage in repurchase agreements with respect to any security in which it is authorized to invest.

     While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Portfolio in connection with bankruptcy proceedings), it is the Portfolio's current policy to limit repurchase agreement transactions to parties whose creditworthiness has been reviewed and found satisfactory by the Subadviser.

     REVERSE REPURCHASE AGREEMENTS In a reverse repurchase agreement, a Portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain appropriate liquid assets in a segregated custodian account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Subadviser. Such transactions may increase fluctuations in the market value of the Portfolio's assets and may be viewed as a form of leverage.

     SECURITIES LENDING. The Portfolio may lend securities to parties such as broker-dealers or institutional investors.

     Securities lending allows the Portfolio to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Subadviser to be of good standing. Furthermore, they will only be made if in the Subadviser s judgment the consideration to be earned from such loans would justify the risk.

     The Subadviser understands that it is the current view of the SEC Staff that the Portfolio may engage in loan transactions only under the following conditions: (1) the Portfolio must receive 100% collateral in the form of cash or cash equivalents (e.g. U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Portfolio is authorized to invest. Investing this cash subjects that investment as well as the security loaned to market forces (i.e. capital appreciation or depreciation).

     FOREIGN INVESTMENTS. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile.

     Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations.

     In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Subadviser will be able to anticipate or counter these potential events.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     The Portfolio may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     American Depository Receipts and European Depository Receipts (ADRs and
EDRs) are certificates evidencing ownership of shares of a foreign-based corporation held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies.

     FOREIGN CURRENCY TRANSACTIONS. The Portfolio may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated currency exchange.

     The Portfolio may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Portfolio.

     In connection with purchases and sales of securities denominated in foreign currencies, the Portfolio may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a settlement hedge or transaction hedge.

     The Subadviser expects to enter into settlement hedges in the normal course of managing the Portfolio's foreign investments. The Portfolio could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency even if the specific investments have not yet been selected by the Subadviser.

     The Portfolio may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Portfolio owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. The Portfolio could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Portfolio will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Portfolio will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges position hedges and proxy hedges.

     Successful use of forward currency contracts will depend on the Subadviser's skill in analyzing and predicting currency values. Forward contracts may substantially change the Portfolio's investment exposure to changes in currency exchange rates and could result in losses to the Portfolio if currencies do not perform as the Subadviser anticipates. For example, if a currency's value rose at a time when the Subadviser had hedged the Portfolio by selling that currency in exchange for dollars, the Portfolio would be unable to participate in the currency's appreciation. If the Subadviser hedges currency exposure through proxy hedges, the Portfolio could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if the Subadviser increases the Portfolio's exposure to a foreign currency and that currency's value declines, the Portfolio will realize a loss. There is no assurance that the Subadviser's use of forward currency contracts will be advantageous to the Portfolio or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Portfolio.

     LIMITATIONS ON FUTURES AND OPTIONS Transactions. The Portfolio will not:
(a) sell futures contracts, purchase put options or write call options if, as a result, more than 50% of the Portfolio's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the Portfolio's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the Portfolio would exceed 5% of the Portfolio's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options. The above limitations on the Portfolio's investments in futures contracts and options and the Portfolio's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit.

     FUTURES CONTRACTS. When the Portfolio purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Portfolio sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract.

     Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Portfolio's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes much as if the underlying instrument had been sold.

     FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value.

     If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Portfolio.

     PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Portfolio obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Portfolio pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices and futures contracts. The Portfolio may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Portfolio exercises the option, it completes the sale of the underlying instrument at the strike price. The Portfolio may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price.

     A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. When the Portfolio writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium the Portfolio assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Portfolio will be required to make margin payments to an FCM as described above for futures contracts. The Portfolio may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Portfolio has written, however, the Portfolio must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates the Portfolio to sell or deliver the option's underlying instrument in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     COMBINED POSITIONS. The Portfolio may purchase and write options in combination with each other or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Portfolio may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Portfolio's current or anticipated investments exactly. The Portfolio may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Portfolio's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments even if the underlying instruments match the Portfolio's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts.

     The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its options or futures positions could also be impaired.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Portfolio greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

     The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The Portfolio may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Portfolio may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect the Portfolio against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Portfolio's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Portfolio's investments exactly over time.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Portfolio will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     SHORT SALES. The Portfolio may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if the Subadviser anticipates a decline in the price of the stock underlying a convertible security the Portfolio holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The Fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

     When the Portfolio enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Portfolio will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.


     PORTFOLIO TURNOVER. The portfolio turnover rate for 1996 was 51% (1995 - 5%). The turnover rate was a result of rebalancing the portfolio to take advantage of market opportunities as well as to realize gains in the independent power and telecommunications areas. The Portfolio has no fixed policy with respect to portfolio turnover; however, as a result of the Portfolio's investment policies, the Subadviser expects the annual portfolio turnover rate will be 60% or less. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs which will be borne directly by the Portfolio.



                             PORTFOLIO TRANSACTIONS


     All orders for the purchase or sale of portfolio securities are placed on behalf of the Portfolio by the Subadviser pursuant to authority contained in the investment advisory agreement and investment subadvisory agreement. The Subadviser is also responsible for the placement of transaction orders for accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, the Subadviser considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm- the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions, and arrangements for payment of Portfolio expenses.

     The Fund's brokerage transactions involving securities of companies headquartered in countries other than the United States will be conducted primarily on the markets and principal exchanges of such countries. Foreign markets are generally not as developed as those located in the United States, which may result in higher transaction costs, delayed settlement and less liquidity for trades effected in foreign markets. Transactions on foreign exchanges are usually subject to fixed commissions that generally are higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

     The Portfolio may execute portfolio transactions with broker-dealers who provide research and execution services to the Portfolio or other accounts over which the Subadviser or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by the Subadviser (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by the Subadviser's investment staff based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of the Portfolio may be useful to the Subadviser in rendering investment management services to the Portfolio or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other Subadviser clients may be useful to the Subadviser in carrying out its obligations to the Portfolio. The receipt of such research is not expected to reduce the Subadviser's normal independent research activities; however, it enables the Subadviser to avoid the additional expenses that could be incurred if the Subadviser tried to develop comparable information through its own efforts.

     Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Portfolio to pay such higher commissions, the Subadviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or the Subadviser`s overall responsibilities to the Portfolio and its other clients. In reaching this determination, the Subadviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Subadviser is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund or shares of other Flex-Partners' funds or Flex-funds' funds to the extent permitted by law.


     The Subadviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with the Subadviser under which the broker-dealer allocates a portion of the commissions paid by the Portfolio toward payment of the Portfolio's or the Fund's expenses, such as transfer agent fees of Mutual Funds Service Co. or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers. For the year ended December 31, 1996, directed brokerage payments of $3,377 were made to reduce expenses of the Portfolio ($1,212 in 1995).


     The Trustees of the Portfolio periodically review the Subadviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolio and review the commissions paid by the Portfolio over representative periods of time to determine if they are reasonable in relation to the benefits to the Portfolio.

     From time to time, the Trustees of the Portfolio will review whether the recapture for the benefit of the Portfolio of some portion of the brokerage commissions or similar fees paid by the Portfolio on portfolio transactions is legally permissible and advisable.

     The Portfolio seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees of the Portfolio intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment, whether it would be advisable for the Portfolio to seek such recapture.

     Although the Trustees and officers of the Portfolio are substantially the same as those of other portfolios managed by the Manager, investment decisions for the Portfolio are made independently from those of other portfolios managed by the Manager or accounts managed by affiliates of the Manager. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several portfolios are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one portfolio.

     When two or more portfolios are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the officers of the portfolios involved to be equitable to each portfolio. In some cases this system could have a detrimental effect on the price or value of the security as far as the Portfolio is concerned. In other cases, however, the ability of the Portfolio to participate in volume transactions will produce better executions and prices for the Portfolio. It is the current opinion of the Trustees of the Portfolio that the desirability of retaining the Manager as investment adviser to the Portfolio outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


     The Portfolio may effect transactions in its portfolio securities on securities exchanges on a non-exclusive basis through Adviser Dealer Services, Inc. (the "Distributor") in its capacity as a broker-dealer. For the year ended December 31, 1996, the Portfolio paid total commissions of $13,594 on the purchase and sale of portfolio securities ($8,202 in 1995).


                        VALUATION OF PORTFOLIO SECURITIES

     Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Equity securities for which the primary market is the U.S. are valued at last sale price or, if no sale has occurred, at the closing bid price. Equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price is normally used. Short-term securities are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. Fixed income securities are valued primarily by a pricing service that uses direct exchange quotes and a vendor security valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

     This twofold approach is believed to more accurately reflect fair value because it takes into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted, exchange, or over-the-counter prices.

     Securities and other assets for which there is no readily available market are valued in good faith by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by the Portfolio if, in the opinion of the Board of Trustees, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded on an exchange) would more accurately reflect the fair market value of such securities.

     Generally, the valuation of foreign and domestic equity securities, as well as corporate bonds, U.S. government securities, money market instruments, and repurchase agreements, is substantially completed each day at the close of the New York Stock Exchange (NYSE).

     The values of any such securities held by the Portfolio are determined as of such time for the purpose of computing the Portfolio's net asset value. Foreign security prices are furnished by independent brokers or quotation services which express the value of securities in their local currency. The Manager gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currency into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of net asset value. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then the security will be valued as determined in good faith by the Board of Trustees.

                                   PERFORMANCE

     The Fund may quote its performance in various ways. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns. The Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

     TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value over the period. Average annual total return is determined separately for Class A and Class C shares. Average annual returns will be calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

     In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis. Total returns yields and other performance information may be quoted numerically, or in a table graph, or similar illustration.

     Below are examples of the total return calculation for Utility Growth Fund (Class A shares and Class C shares) assuming a hypothetical investment of $1,000 at the beginning of each period. Total return is computed by finding the average annual compounded rates of return over the length of the base periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

          P(1+T)nth power = ERV
          P = initial investment of $1,000
          T = average annual total return
          n = Number of years
          ERV = ending redeemable value at the end of the base period


UTILITY GROWTH FUND (CLASS A SHARES):

                                                  Total Return
                                     ---------------------------------------
                                                           Since Inception
                                          1 Year           (July 11, 1995)
                                       Period Ended          Period Ended
                                     December 31, 1996     December 31, 1996
                                     -----------------     -----------------
Value of Account
         At end of Period               $1,126.14              $1,296.28

Value of Account
         At beginning of Period          1,000.00               1,000.00
                                       ----------             ----------

Base Period Return                      $  126.14              $  296.28

Total Return                                12.61%                 19.21%

                     UTILITY GROWTH FUND (CLASS C SHARES):
                                                  Total Return
                                     ---------------------------------------
                                                           Since Inception
                                         1 Year            (July 11, 1995)
                                      Period Ended          Period Ended
                                    December 31, 1996     December 31, 1996
                                    -----------------     -----------------

Value of Account
         At end of Period               $1,124.53             $1,293.99

Value of Account
         At beginning of Period          1,000.00              1,000.00
                                       ----------             ---------
Base Period Return                      $  124.53             $  293.99

Total Return                               12.45%                 19.07%


     NET ASSET VALUE. Charts and graphs using the Fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted net asset value includes any distributions paid by the Fund and reflects all elements of its return. Unless otherwise indicated, the Fund's adjusted net asset values are not adjusted for sales charges, if any.

     MOVING AVERAGES. The Fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing net asset value for a specified period. A short-term moving average is the average of each day's adjusted closing net asset value for a specified period. Moving Average Activity Indicators combine adjusted closing net asset values from the last business day of each week with moving averages for a specified period to produce indicators showing when a net asset value has crossed, stayed above, or stayed below its moving average.

     HISTORICAL FUND RESULTS. The Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service Located in Summit, New Jersey that monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and total return is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

     From time to time, the Fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Flex-Partners or Flex-funds funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

     In advertising materials, the Trust may reference or discuss its products and services, which may include: other Flex-Partners or Flex-funds funds; retirement investing; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the Fund may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to Fund management, investment philosophy, and investment techniques. The Fund may also reprint, and use as advertising and sales literature, articles from Reflexions, a quarterly magazine provided free of charge to Flex-Partners and Flex-funds shareholders.

     VOLATILITY. The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

     MOMENTUM INDICATORS indicate the Fund's price movements over specific periods of time. Each point on the momentum indicator represents the Fund's percentage change in price movements over that period.

     The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

     The Fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Fund is open for business and its net asset value per share (NAV) is calculated each day the NYSE is open for trading. The NYSE has designated the following holiday closings: New Year's Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed). The NYSE may modify its holiday schedule at any time.

     The Fund's net asset value is determined as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the Fund's NAV may be affected on days when investors do not have access to the Fund to purchase or redeem shares.

     If the Trustees determine that existing conditions make cash payment undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the Fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. All redemptions in kind will be of readily marketable securities.

     Shareholders of the Fund will be able to exchange their Class A shares for Class A shares of any mutual fund that is a series of The Flex-Partners (each a "Flex-Partners Fund"), and shares of The Flex-funds Money Market Fund. No fee or sales load will be imposed upon the exchange. Shareholders of The Flex-funds Money Market Fund who acquired such shares upon exchange of Class A shares of the Fund may use the exchange privilege only to acquire Class A shares of a Flex-Partners Fund.

     Shareholders of the Fund may exchange their Class C shares for Class C shares of other Flex-Partners Funds. If Class C shares of the Fund are exchanged for Class C shares of other Flex-Partners Funds, no contingent deferred sales charge will be payable upon such exchange of Class C shares, but a contingent deferred sales charge will be payable upon the redemption of Class C shares acquired as a result of the exchange. The applicable sales charge will be that imposed by the Fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase rather than the date of the exchange.

     At any time after acquiring shares of other funds participating in the Class C exchange privilege, the shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class C shares of the Fund without subjecting such shares to any contingent deferred sales charge. Shares of any fund participating in the Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class C shares of other funds without being subject to any contingent deferred sales charge.

     Additional details about the exchange privilege and prospectuses for each of the Flex-Partners Funds and The Flex-funds Money Market Fund are available from the Fund's Transfer Agent. The exchange privilege may be modified terminated or suspended on 60 days' notice, and any fund, including the Fund, or the Distributor, has the right to reject any exchange application relating to such fund's shares. The 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the Fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

     In the Prospectus, the Fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in the Subadviser's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

     COMBINED PURCHASE AND CUMULATIVE PURCHASE PRIVILEGE. If an investor or eligible group of related investors purchases Class A shares of the Fund concurrently with Class A shares of other series of the Trust, the purchases may be combined to take advantage of the reduced sales charges applicable to larger purchases. See the table of breakpoints under "How to Buy Shares - Cumulative Quantity Discount" in the Prospectus.

     An eligible group of related Fund investors includes any combination of the following:

          (a)  an individual;

          (b)  the individual's spouse, their children and their parents;

          (c)  the individual's Individual Retirement Account (IRA);

          (d) any company controlled by the individual (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

          (e) a trust created by the individual, the beneficiaries of which are the individual, his or her spouse, parents or children;

          (f) a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; and

          (g) one or more employee benefit plans of a company controlled by an individual.

     The Combined Purchase and Cumulative Purchase Privilege does not apply to individual participants in retirement and group plans described below under "Flex-Partners Retirement Plans."

     RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described above under "Combined Purchase and Cumulative Purchase Privilege," may aggregate the value of their existing holdings of the Class A shares of the Fund and Class A shares of other Flex-Partners Funds to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (net asset value plus maximum sales charge) as of the previous business day. See "How Net Asset Value is Determined" in the Prospectus. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Rights of accumulation are not available to individual participants in the retirement and group plans described below under "Flex-Partners Retirement Plans."

     LETTERS OF INTENT. Reduced sales charges are also available to investors (or an eligible group of related investors) who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund and Class A shares of other Flex-Partners Funds. All Class A shares of the Fund and Class A shares of other Flex-Partners Funds which were previously purchased and are still owned are also included in determining the applicable reduction. The Transfer Agent must be notified at the time of purchase that the investor is entitled to a reduced sales charge. The reduced sales charges will be granted subject to confirmation of the investor's holdings. Letters of Intent are not available to individual participants in retirement and group plans described below under "Flex-Partners Retirement Plans."

     A Letter of Intent permits a purchase to establish a total investment goal to be achieved by any number of investments over a thirteen-month period. Each investment made during the period will receive the reduced sales charge applicable to the amount represented by the goal, as if it were a single investment. Shares totaling 5% of the dollar amount of the Letter of Intent will be held by the Transfer Agent in escrow in the name of the purchaser. The effective date of a Letter of Intent may be back-dated up to 90 days, in order that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the Letter of Intent goal.

     The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the purchaser is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Transfer Agent or, if not paid, the Transfer Agent will liquidate sufficient escrowed shares to obtain such difference. If the goal is exceeded in an amount which qualifies for a lower sales charge, a price adjustment is made by refunding to the purchaser the amount of excess sales charge, if any, paid during the thirteen-month period. Investors electing to purchase Class A shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.


     CONVERTIBLE CLASS C SHARES: Class C shares purchased, or acquired through the reinvestment of dividends and distributions, on or before April 30, 1998 ("convertible Class C shares") will automatically convert to Class A shares seven years after the end of the calendar month in which the purchase order for convertible Class C shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms: Class C shares acquired through the reinvestment of dividends and distributions on or before April 30, 1998 ("reinvested convertible Class C shares") will be converted to Class A shares on a pro-rata basis only when convertible Class C shares not acquired through reinvestment of dividends or distributions ("purchased convertible Class C shares") are converted. The portion of reinvested convertible Class C shares to be converted will be determined by the ratio that the purchased convertible Class C shares eligible for conversion bear to the total amount of purchased convertible Class C shares in the shareholder's account. For the purposes of calculating the holding period, convertible Class C shares will be deemed to have been issued on the sooner of: (a) the date on which the issuance of convertible Class C shares occurred, or (b) for convertible Class C shares obtained by an exchange or series of exchanges, the date on which the issuance of the original convertible Class C shares occurred. This conversion to Class A shares will relieve convertible Class C shares that have been outstanding for at least seven years (a period of time sufficient for the Distributor to have been compensated for distribution expenses related to such convertible Class C shares) from the higher ongoing distribution fee paid by convertible Class C shares. Only convertible Class C shares have this conversion feature. Conversion of convertible Class C shares to Class A shares is contingent on the availability of a private letter revenue ruling from the Internal Revenue Service or an opinion of counsel affirming that such conversion does not constitute a taxable event for the shareholder under the Internal Revenue Code. If such revenue ruling or opinion of counsel is no longer available, conversion of convertible Class C shares to Class A shares would have to be suspended, and convertible Class C shares would continue to be subject to the Class C distribution fee until redeemed.


     AUTOMATIC ACCOUNT BUILDER. An investor may arrange to have a fixed amount of $100 or more automatically invested in shares of the Fund monthly by authorizing his or her bank account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automatic Clearing House System.

     Further information about these programs and an application form can be obtained from the Fund's Transfer Agent.

     SYSTEMATIC WITHDRAWAL PROGRAM. A systematic withdrawal plan is available for shareholders having Class A and Class C shares of the Fund with a minimum value of $10,000, based upon the offering price. The plan provides for monthly, quarterly or annual checks in any amount, but not less than $100 (which amount is not necessarily recommended). Except as otherwise provided in the Prospectus, to the extent such withdrawals exceed the current net asset value of reinvested dividends, they may be subject to the contingent deferred sales charge. See "How to Buy Shares - Class C Shares" and "Other Shareholder Services" in the Prospectus.

     Dividends and/or distributions on shares held under this plan are invested in additional full and fractional shares at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the periodic withdrawal payment. The plan may be terminated at any time.

     Withdrawal payments should not be considered as dividends, yield or income. If periodic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.

     Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the applicable sales charges to (i) the purchase of Class A shares and (ii) the withdrawal of Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the plan, particularly if used in connection with a retirement plan.

                             DISTRIBUTIONS AND TAXES

     DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Subadviser may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Subadviser with alternate instructions.

     DIVIDENDS. A portion of the Fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income and therefore will increase (decrease) dividend distributions. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

     CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the Fund on the sale of securities by the Portfolio and distributed to shareholders of the Fund are federally taxable as long-term capital gains regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes.

     Short-term capital gains distributed by the Fund are taxable to shareholders as dividends not as capital gains. Distributions from short-term capital gains do not qualify for the dividends-received deduction.

     TAX STATUS OF THE FUND. The Fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the Fund level, the Fund intends to distribute substantially all of its net investment income (consisting of the income it earns from its investment in the Portfolio, less expenses) and net realized capital gains within each calendar year as well as on a fiscal year basis. The Fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the Fund's gross income for each fiscal year. Gains from futures contracts and options are included in this 30% calculation, which may limit the Fund's investments in such instruments.

     The Fund is treated as a separate entity from the other funds of The Flex-Partners Trust for tax purposes.

     OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting the Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on Fund distributions. Investors should consult their tax advisers to determine whether the Fund is suitable to their particular tax situation.

                         INVESTMENT ADVISER AND MANAGER

     R. Meeder & Associates, Inc. (the "Manager") is the investment adviser and manager for, and has an Investment Advisory Contract with, the Portfolio.

     Pursuant to the Investment Advisory Contract with the Portfolio, the Manager, subject to the supervision of the Portfolio's Board of Trustees and in conformity with the stated objective and policies of the Fund, manages both the investment operations of the Fund and the composition of the Portfolio's portfolio, including the purchase, retention, disposition and loan of securities. In connection therewith, the Manager is obligated to keep certain books and records of the Portfolio. The Manager also administers the Fund's corporate affairs, and in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by Star Bank, N.A., the Portfolio's custodian, and Mutual Funds Service Co., the Fund's transfer and disbursing agent. The management services of the Manager are not exclusive under the terms of the Investment Advisory Agreement, and the Manager is free to, and does, render management services to others.

     The Investment Advisory Contract for the Portfolio was separately approved by a vote of a majority of the Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Portfolio. The Investment Advisory Contract is to remain in force so long as renewal thereof is specifically approved at least annually by a majority of the Trustees or by vote of a majority of the interests in the Portfolio, and in either case by vote of a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) at a meeting called for the purpose of voting on such renewal.

     The Investment Advisory Contract provides that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the matters to which the Investment Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Advisory Contract will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days' prior written notice by Majority Vote of the Portfolio, by the Trustees of the Portfolio, or by the Manager.

     Costs, expenses and liabilities of the Trust attributable to a particular fund are allocated to that fund. Costs, expenses and liabilities which are not readily attributable to a particular fund are allocated among all of the Trust's funds. Thus, each fund pays its proportionate share of: the fees of the Trust's independent auditors, legal counsel, custodian, transfer agent and accountants; insurance premiums; the fees and expenses of Trustees who do not receive compensation from R. Meeder & Associates or Miller/Howard Investments, Inc.; association dues; the cost of printing and mailing confirmations, prospectuses, proxies, proxy statements, notices and reports to existing shareholders; state registration fees; distribution expenses within the percentage limitations of each Class of Shares' distribution and service plan, including the cost of printing and mailing of prospectuses and other materials incident to soliciting new accounts; and other miscellaneous expenses.

     The expenses of the Portfolio include the compensation of the Trustees who are not affiliated with the Adviser or Subadviser; registration fees; membership dues allocable to the Portfolio; fees and expenses of independent accountants, of legal counsel and of any transfer agent or accountant of the Portfolio; insurance premiums and other miscellaneous expenses.

     Expenses of the Portfolio also include all fees under its Accounting and Administrative Service Agreement; the expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Portfolio's custodian for all services to the Portfolio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; the advisory fees payable to the Manager under the Investment Advisory Contract and other miscellaneous expenses.

     The Board of Trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if it retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Portfolio.

     The Manager earns an annual fee, payable in monthly installments as follows. The fee for the Portfolio is based upon the average net assets of the Portfolio and is at the rate of 1% of the first $50 million, 0.75% of the next $50 million and 0.60% in excess of $100 million of average net assets.


     For the year ended December 31, 1996, the Utilities Stock Portfolio paid fees to the Manager totaling $65,190 ($14,297 in 1995).

     The Manager presently intends to reimburse the Fund through an expense reimbursement fee to the extent necessary to keep total expenses at 2.00% of average daily net assets for Class A Shares and 2.25% of average daily net assets for Class C shares. The Manager may change this policy at any time without notice to shareholders.

     R. Meeder & Associates, Inc. was incorporated in Ohio on February 1, 1974 and maintains its principal offices at 6000 Memorial Drive, Dublin, Ohio 43017. The Manager is a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), which is controlled by Robert S. Meeder, Sr. through the ownership of voting common stock. The Manager's officers and directors, and the principal offices are as set forth as follows: Robert S. Meeder, Sr., Chairman and Sole Director; Robert S. Meeder, Jr., President; Philip A. Voelker, Senior Vice President and Chief Operating Officer; Donald F. Meeder, Vice President and Secretary; Sherrie
L. Acock, Vice President; Robert D. Baker, Vice President; Wesley F. Hoag, Vice President and General Counsel; Steven T. McCabe, Vice President; and Roy E. Rogers, Vice President. Mr. Robert S. Meeder, Sr. is President and a Trustee of the Trust and the Portfolio. Messrs. Robert S. Meeder, Jr. and Philip A. Voelker are Trustees and officers of the Trust and the Portfolio. Each of Mr. Donald F. Meeder, Wesley F. Hoag and Steven T. McCabe is an officer of the Trust and the Portfolio.


                              INVESTMENT SUBADVISER


     Miller/Howard Investments, Inc., 141 Upper Byrdcliffe, Woodstock, New York 12498, serves as the Portfolio's Subadviser. Lowell G. Miller controls the Subadviser through the ownership of voting common stock. Lowell G. Miller is a Trustee of the Trust and the Portfolio. The Investment Subadvisory Agreement provides that the Subadviser shall furnish investment advisory services in connection with the management of the Portfolio. In connection therewith, the Subadviser is obligated to keep certain books and records of the Portfolio. The Manager continues to have responsibility for all investment advisory services pursuant to the Investment Advisory Agreement and supervises the Subadviser's performance of such services. Under the Investment Subadvisory Agreement, the Manager, not the Portfolio, pays the Subadviser a fee, computed daily and payable monthly, computed at the rate of .00% of the first $10 million; .40% of the next $50 million; .30% of the next $40 million and .25% in excess of $100 million of the Portfolio's average net assets.


     The Investment Subadvisory Agreement provides that the Subadviser will not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Portfolio, except a loss resulting from misfeasance, bad faith, gross negligence or reckless disregard of duty. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated by the Manager without penalty to the Fund or the Portfolio by the Manager, the Trustees of the Portfolio or by the vote of a majority of the outstanding voting securities of the Portfolio upon not less than 30 days' written notice. The Investment Subadvisory Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in conformity with the 1940 Act. The Investment Subadvisory Agreement was approved by the Board of Trustees of the Portfolio, including all of the Trustees who are not parties to the contract or "interested persons" of any such party, and by the shareholders of the Fund.

                                 THE DISTRIBUTOR


     Adviser Dealer Services, Inc. (the "Distributor"), 6000 Memorial Drive, Dublin, Ohio 43017, an affiliate of the Manager, acts as the distributor of the Class A shares and the Class C shares of the Fund.


     Pursuant to separate plans of distribution (the Class A Plan and the Class C Plan, collectively, the Plans) adopted by the Fund under Rule 12b-1 under the 1940 Act and an underwriting agreement (the Underwriting Agreement) the Distributor incurs the expenses of distributing the Fund's Class A shares and Class C shares. See "Distribution Plans" in the Prospectus.

     On August 4, 1994, the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Class A or Class C Plan or in any agreement related to the Plan (the Rule 12b-1 Trustees), at a meeting called for the purpose of voting on the Class A Plan, adopted a plan of distribution for the Class A shares of the Fund. On August 4, 1994, the Board of Trustees, including the Rule 12b-1 Trustees, at a meeting called for the purpose of voting on the Class C Plan, adopted a plan of distribution for the Class C shares of the Fund. The Class A Plan was approved by Class A shareholders of the Fund. The Class C Plan was approved by Class C shareholders of the Fund.

     The Distributor also receives the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class C shares. See "How to Buy Shares" in the Prospectus. The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Rule 12b-1 Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Plans may be terminated at any time, without penalty, by the vote of a majority of the Trustees who are not interested persons or by the vote of the holders of a majority of the outstanding shares of the Fund. Neither Plan may be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of Class A and Class C, as applicable, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Fund will not be contractually obligated to pay expenses incurred under either the Class A or Class C Plan if it is terminated or not continued.

     Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of the Class A and Class C shares of the Fund by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Trustees who are not interested persons of the Fund shall be committed to the Trustees who are not interested persons of the Fund.


     Pursuant to the Underwriting Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act and the Investment Company Act of 1940. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Rule 12b-1 Trustees, February 8, 1997. Total payments made by the Fund to the former distributors of the Fund, Roosevelt & Cross, Incorporated and Midwest Group Financial Services, Inc., for the year ended December 31, 1996 amounted to $22,392.22. Directed payments to parties with selling agreements amounted to $3,222.80. The balance of the payments made to Roosevelt & Cross, Incorporated and Midwest Group Financial Services, Inc. were used to offset a portion of the initial commissions paid to securities dealers for the sale of Fund shares.


                              TRUSTEES AND OFFICERS


     The Trust and the Portfolio are managed by their trustees and officers. Their names, positions and principal occupations during the past five years are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by the Manager, including The Flex-funds and the corresponding portfolios of the Flex-Partners and The Flex-funds (collectively, the "Fund Complex"). Unless otherwise noted, the business address of each Trustee and officer is 6000 Memorial Drive, Dublin, Ohio 43017, which is also the address of the Manager. Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).


Name, Address and Age                         Position Held                Principal Occupation
---------------------                         -------------                --------------------
ROBERT S. MEEDER, SR.*+, 68                   Trustee/President            Chairman, R. Meeder & Associates,
                                                                           Inc., an investment adviser.


                                       34

MILTON S. BARTHOLOMEW, 68                     Trustee                      Retired; formerly a practicing
1424 Clubview Boulevard, S.                                                attorney in Columbus, Ohio; member
Worthington, OH  43235                                                     of the Fund's Audit Committee.

ROGER D. BLACKWELL, 56                        Trustee                      Professor of Marketing and Consumer
Blackwell Associates, Inc.                                                 Behavior, The Ohio State University;
3380 Tremont Road                                                          President of Blackwell Associates,
Columbus, OH  43221                                                        Inc., a strategic consulting firm.

JOHN M. EMERY, 76                             Trustee                      Retired; formerly Vice President and
2390 McCoy Road                                                            Treasurer of Columbus & Southern
Columbus, OH  43220                                                        Ohio Electric Co.; member of the
                                                                           Fund's Audit Committee.

RICHARD A. FARR, 78                           Trustee                      President of R&R Supply Co. and
3250 W. Henderson Road                                                     Farrair Concepts, Inc., two
Columbus, OH  43220                                                        companies involved in engineering,
                                                                           consulting and sales of heating and
                                                                           air conditioning equipment.

WILLIAM L. GURNER*, 50                        Trustee                      President, Sector Capital
Sector Capital Management, Inc.                                            Management, an investment adviser
5350 Poplar Avenue, Suite 490                                              (since January 1995); Manager of
Memphis, TN  38119                                                         Trust Investments of Federal Express
                                                                           Corporation (1987-1994).

RUSSEL G. MEANS, 71                           Trustee                      Retired; formerly Chairman of
5711 Barry Trace                                                           Employee Benefit Management
Dublin, OH  43017                                                          Corporation, consultants and
                                                                           administrators of self-funded health
                                                                           and retirement plans.

ROBERT S. MEEDER, JR.*+, 36                   Trustee and Vice President   President of R. Meeder & Associates,
                                                                           Inc.


                                       35

LOWELL G. MILLER*, 48                         Trustee                      President, Miller/Howard
Miller/Howard Investments, Inc.                                            Investments, Inc., an investment
141 Upper Byrdcliffe Road                                                  adviser whose clients include the
P. O. Box 549                                                              Utilities Stock Portfolio.
Woodstock, NY  12498

WALTER L. OGLE, 58                            Trustee                      Executive Vice President of Aon
400 Interstate North Parkway, Suite 1630                                   Consulting, an employee benefits
Atlanta, GA  30339                                                         consulting group.

PHILIP A. VOELKER*+, 43                       Trustee and Vice President   Senior Vice President and Chief
                                                                           Operating Officer of R. Meeder &
                                                                           Associates, Inc.

JAMES B. CRAVER*, 53                          Assistant Secretary          Practicing Attorney; Special Counsel
42 Miller Hill Road                                                        to Flex-Partners, Flex-funds and
Box 811                                                                    their Portfolios; Senior Vice
Dover, MA  02030                                                           President of Signature Financial
                                                                           Group, Inc. (January 1991 to August
                                                                           1995).

STEVEN T. MCCABE*+, 32                        Assistant Treasurer          Vice President, R. Meeder &
                                                                           Associates, Inc., and Vice President
                                                                           of Mutual Funds Service Co.

DONALD F. MEEDER*+, 58                        Secretary/Treasurer          Vice President of R. Meeder &
                                                                           Associates, Inc., and President of
                                                                           Mutual Funds Service Co.

WESLEY F. HOAG*+, 40                          Vice President               Vice President and General Counsel
                                                                           of R. Meeder & Associates, Inc.
                                                                           (since July 1993); Attorney, Porter,
                                                                           Wright, Morris & Arthur, a law firm
                                                                           (October 1984 to June 1993).

* Interested Person of the Trust (as defined in the Investment Company Act of
1940), The Flex-funds, Flex-Partners and each Portfolio.

+ P.O. Box 7177, 6000 Memorial Drive, Dublin, Ohio 43017.


     Robert S. Meeder, Sr. is Robert S. Meeder, Jr.'s father and Donald F. Meeder's uncle.

     The following table shows the compensation paid by the Fund and the Fund Complex as a whole to the Trustees of the Trust and the Fund Complex during the fiscal year ended December 31, 1996.



                               COMPENSATION TABLE

                                              Pension or
                                              Retirement                        Total
                                              Benefits                          Compensation
                                              Accrued as       Estimated        from
                             Aggregate        Part of          Annual           Registrant and
Trustee                      Compensation     Portfolio or     Benefits Upon    Fund Complex
                             from the Fund    Fund Expense     Retirement       Paid to Trustee
                             -------------    ------------     ----------       ---------------
Robert S. Meeder, Sr.        None             None             None             None

Milton S. Bartholomew        None             None             None             $7,550

John M. Emery                $933             None             None             $7,550

Richard A. Farr              $833             None             None             $6,750

William F. Gurner            $1,750           None             None             $5,250

Russel G. Means              None             None             None             $6,750

Lowell G. Miller             None             None             None             None

Robert S. Meeder, Jr.        None             None             None             None

Walter L. Ogle               None             None             None             $6,000

Philip A. Voelker            None             None             None             None

Roger A. Blackwell           $646             None             None             $5,250


     Neither the Trust nor any other member of the Fund Complex pays any pension or retirement benefits to any Trustee or officer or maintains any plan for such purpose.

     Each Trustee who is not an "interested person" is paid a meeting fee of $250 per meeting for each of the five Portfolios. In addition, each such Trustee earns an annual fee, payable quarterly, based on the average net assets in each Portfolio based on the following schedule: Money Market Portfolio, 0.0005% of the amount of average net assets between $500 million and $1 billion; 0.00025% of the amount of average net assets exceeding $1 billion. For the other four Portfolios, including the Portfolio, each Trustee is paid a fee of 0.00375% of the amount of each Portfolio's average net assets exceeding $15 million. Mr. Emery comprises the Audit Committee for each of The Flex-funds and The Flex-Partners Trusts. Mr. Emery is paid $500 for each meeting of the Audit Committees attended regardless of the number of Audit Committees on which he serves. Trustees fees for Utility Growth Fund totaled $4,162 for the year ended December 31, 1996 ($2,917 in 1995). Audit Committee fees for the Fund totaled $100 for the year ended December 31, 1996 ($45 in 1995).


     All other officers and Trustees serve without compensation from the Trust.

     The Trustees and officers of the Fund and the Portfolio own, in the aggregate, less than 1% of the Fund's total outstanding shares.

                         FLEX-PARTNERS RETIREMENT PLANS

     The Trust offers retirement plans which are described in the Prospectus. Minimum purchase requirements for retirement plan accounts are subject to the same requirements as regular accounts, except for an IRA, which has a $500 minimum purchase requirement. Information concerning contribution limitations for IRA accounts are described below.

DEDUCTIBLE CONTRIBUTIONS


Individual Retirement Accounts (IRA):

     Regular - Contributions to an IRA (except for rollovers) cannot exceed the amount of compensation includible in gross income for the tax year or $2,000, whichever is less. If neither you nor your spouse is an active participant in an employer plan, you may make a contribution up to this limit and take a deduction for the entire amount contributed. If you or your spouse is an active participant and your adjusted gross income (AGI) is below a certain level you may also make a contribution and take a deduction for the entire amount contributed. However, if you or your spouse is an active participant and your AGI is above the specified level, the dollar limit of the deductible contribution you make to your IRA may be reduced or eliminated.

     Regular contributions are not allowed for the year in which you attain age 70-1/2 or for any year thereafter. Contributions for a year may be made during such year or by the tax return filing date for such year (not including extensions), if irrevocably designated for such year, in writing, when such contribution is made.

     If you and your spouse each receive compensation during the year and are otherwise eligible, each of you may establish your own IRA.

     Spousal - You may make spousal IRA contributions for a year, if: 1) your spouse has "compensation" that is includible in gross income for such year; 2) you have less compensation than your spouse for such year; 3) you do not reach age 70-1/2 by the end of such year; and 4) you file a joint federal income tax return for such year.

     For a tax year before 1997, the spousal contribution rules limit the aggregate amount of the contributions to both of your IRAs for a year to the lesser of $2,250 or the amount of the compensated spouse's compensation for such year. The contributions do not have to be split equally between the IRAs belonging to you and your spouse. However, the total contribution to either of your IRAs may not exceed $2,000.

     For tax years after 1996, if you are the compensated spouse, your contribution must be made in accordance with the regular contribution rules above. If you are the noncompensated (or lower compensated) spouse, your contribution may not exceed the lesser of $2,000 or 100% of the combined compensation of you and your spouse, reduced by the amount of your spouse's IRA contribution.

     Contributions for your spouse must be made to a separate IRA established by your spouse as the depositor or grantor of his or her own IRA and your spouse becomes subject to all of the privileges, rules, and restrictions generally applicable to IRAs.

     Active Participant - If you are not self-employed, your Form W-2 should indicate your participation status. If you have questions about your participation status, check with your employer or your tax advisor.

     You are covered by a retirement plan for a year if your employer or union has a retirement plan under which money is added to your account, or you are eligible to earn retirement credits, even if you are not yet vested in your retirement plan. Also, if you make required contributions or voluntary contributions to an employer-sponsored retirement plan, you are an active participant.

     Adjusted Gross Income (AGI) - If you are an active participant, the amount of your AGI for the year (if you and your spouse file a joint tax return, your combined AGI) will be used to determine if you can make a deductible IRA contribution. If you are at or below a certain AGI level, called the Threshold Level, you can make a deductible contribution under the same rules as a person who is not an active participant.

     If you are single, or treated as being single, your AGI Threshold Level is $25,000. If you are married and file a joint tax return, your AGI Threshold Level is $40,000. If you are married, file a separate tax return, and live with your spouse for any part of the year, your AGI Threshold Level is $0.

NONDEDUCTIBLE CONTRIBUTIONS


     Eligibility - Even if your deduction limit is less than $2,000, you may still contribute using the rules in the "Deductible Contributions" section above. The portion of your IRA contribution that is not deductible will be a nondeductible contribution. You may choose to make a nondeductible IRA contribution even if you could have deducted part or all of the contribution. Generally, interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until distributed from your IRA.

     Rollover Contributions - Individuals who receive certain lump-sum distributions from employer-sponsored retirement plans may make rollover contributions to an IRA and by doing so defer taxes on the distribution and shelter any investment earnings.

              CONTRACTS WITH COMPANIES AFFILIATED WITH THE MANAGER

     Mutual Funds Service Co. provides accounting, stock transfer, dividend disbursing, and shareholder services to the Fund and the Portfolio. The minimum annual fee for accounting services for the Portfolio is $7,500. Subject to the applicable minimum fee, the Portfolio's annual fee, payable monthly, is computed at the rate of 0.15% of the first $10 million, 0.10% of the next $20 million, 0.02% of the next $50 million and 0.01% in excess of $80 million of the Portfolio's average net assets. Subject to a $4,000 annual minimum fee, each class of shares of the Fund will incur an annual fee, payable monthly, which will be the greater of $15 per shareholder account or 0.10% of the Fund's average net assets, payable monthly, for stock transfer and dividend disbursing services. Mutual Funds Service Co. also serves as Administrator to the Fund pursuant to an Administration Services Agreement. Services provided to the Fund include coordinating and monitoring any third party services to the Fund; providing the necessary personnel to perform administrative functions for the Fund; assisting in the preparation, filing and distribution of proxy materials, periodic reports to Trustees and shareholders, registration statements and other necessary documents. The Fund incurs an annual fee, payable monthly, of .05% of the Fund's average net assets. These fees are reviewable annually by the respective Trustees of the Trust and the Portfolio.

     For the year ended December 31, 1996, total payments to Mutual Funds Service Co. by the Fund and the Portfolio amounted to $17,920.


                            DESCRIPTION OF THE TRUST

     TRUST ORGANIZATION. The assets of the Trust received for the issue or sale of the shares of the Fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated on the books of account, and are to be charged with the liabilities with respect to the Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective funds except where allocations of direct expense can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the Trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.

     SHAREHOLDER AND TRUSTEE LIABILITY. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees include a provision limiting the obligations created thereby to the Trust and its assets.

     The Declaration of Trust provides for indemnification out of each Fund's property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. The Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

     The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

     VOTING RIGHTS. The Fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each share you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the Trust or the Fund may, as set forth in the Declaration of Trust, call meetings of the Trust or the Fund for any purpose related to the Trust or Fund, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any Fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the Trust or the Fund, as determined by the current value of each shareholder's investment in the Fund or Trust. If not so terminated, the Trust and the Fund will continue indefinitely.

     CUSTODIAN. Star Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is custodian of the assets of the Portfolio. The custodian is responsible for the safekeeping of the Portfolio's assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of the Portfolio or in deciding which securities are purchased or sold by the Portfolio. The Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

     AUDITOR. KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, serves as the Trust's independent accountant. KPMG examines financial statements for the Fund and provides other audit, tax, and related services.

                     PRINCIPAL HOLDERS OF OUTSTANDING SHARES


     As of April 15, 1997, the following persons owned 5% or more of a class of the Fund's outstanding shares of beneficial interest:

Class          Name and Address               Amount of Record      Percent
of Shares      of Beneficial Owner            and Beneficially      of Class
---------      -------------------            ----------------      --------

Class A        NFSC FEBO                      4,354.714 shares       5.824%
               OMY-#376493
               Jose Barbosa TTEE
               The Jose Barbosa 1195 Char
               Remainder Uni Tr, U/A
               12/1/95
               1940 Westwood
               Roseville, MN  55113

Class A        First Albany Corporation       3,994.188 shares       5.342%
               A/C 6350-9458
               Helen C. Ollendorff Trust
               41 State Street
               Albany, NY  11747

Class C        First Albany Corporation      14,245.911 shares      13.588%
               A/C 1223-1829
               Art Stone Theatrical Corp.
               Retirement Trust 12/1/74
               41 State Street
               Albany, NY  11747

Class C        First Albany Corporation      14,765.857 shares      14.084%
               A/C 1202-8396
               Arie Aloni MD
               41 State Street
               Albany, NY  11747

Class C        First Albany Corporation       7,377.875 shares       7.037%
               A/C 6097-9768
               Timothy F. Murphy &
               41 State Street
               Albany, NY  11747

Class C        First Albany Corporation       5,707.534 shares       5.444%
               A/C 7968-6896
               Art Stone and
               41 State Street
               Albany, NY  12207

Class C        First Albany Corporation       5,780.339              5.513%
               A/C 4286-3524
               FBO James A. Holleran
               IRA Rollover
               41 State Street
               Albany, NY  11777


                              FINANCIAL STATEMENTS

     Not Applicable.

                                    PART C
                                OTHER INFORMATION
                                -----------------


Item 24.  Financial Statements and Exhibits

     (a) Financial Statements - Not Applicable.

     (b) Exhibits - Tactical Asset Allocation Fund and Utility Growth Fund:

          1.   Not Applicable.

          2.   Not Applicable.

          3.   Not Applicable.

          4.   Not Applicable.

          5.   Not Applicable.

          6.   Not Applicable.

          7.   Not Applicable.

          8.   Not Applicable.

          9.   Not Applicable.

          10.  Not Applicable.

          11.  Not Applicable.

          12.  Not Applicable.

          13.  Not Applicable.

          14.  Not Applicable.

          15.  Not Applicable.

          16.  Not Applicable.

          17.  Not Applicable.

          18. (a) Multiple Class Plan for the Utility Growth Fund is filed herewith.

               (b) Multiple Class Plan for the Tactical Asset Allocation Fund is
                filed herewith.

          19.  Not Applicable.

Item 25.  Not Applicable.

Item 26.  Not Applicable.

Item 27.  Not Applicable.

Item 28.  Not applicable.

Item 29.  Not Applicable.

Item 30.  Not Applicable.

Item 31.  Not Applicable.

Item 32.  Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin, and the State of Ohio on the 27th day of February, 1998.

                                             THE FLEX-PARTNERS

                                             BY:/s/ Donald F. Meeder
                                                ----------------------------
                                                  Donald F. Meeder
                                                  Secretary/Treasurer


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           2/27/98                /s/ Donald F. Meeder
         ----------------         -------------------------------------
           Date Signed            Donald F. Meeder, Secretary/Treasurer


                         Pursuant to Powers of Attorney
                for Robert S. Meeder, Sr., Milton S. Bartholomew,
               Roger D Blackwell, John M. Emery, Richard A. Farr,
            William Gurner, Russell G. Means, Robert S. Meeder, Jr.,
             Lowell G. Miller, Walter L. Ogle and Philip A. Voelker
                          Trustees of The Flex-Partners

             2/27/98              /s/ Donald F. Meeder
         ----------------         -------------------------------------
           Date Signed                 Donald F. Meeder
                                       Executed by Donald F. Meeder
                                       Pursuant to Powers of Attorney

                                   SIGNATURES


     Mutual Fund Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration on Form N-1A of The Flex-Partners (File No. 33-48922) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 27th day of February, 1998.

                                      MUTUAL FUND PORTFOLIO

                                      By: /s/ Donald F. Meeder
                                         --------------------------------
                                               Donald F. Meeder


     This Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-Partners (File No. 33-48922) has been signed below by the following persons in the capacities with respect to the Portfolio indicated on February 27, 1998.

         Signature                             Title
         ---------                             -----

Robert S. Meeder, Sr.*                 President and Trustee
--------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                        Trustee
--------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                           Trustee
--------------------------------
Roger D. Bladkwell

John M. Emery*                                Trustee
--------------------------------
John M. Emery

Richard A. Farr*                              Trustee
--------------------------------
Richard A. Farr

William L. Gurner*                            Trustee
--------------------------------
William L. Gurner

Russel G. Means*                              Trustee
--------------------------------
Russel G. Means

/s/ Donald F. Meeder                   Secretary/Treasurer, Principal Financial
--------------------------------       Officer and Principal Accounting Officer
Donald F. Meeder

Robert S. Meeder, Jr.*                 Vice President and Trustee
--------------------------------
Robert S. Meeder, Jr.

Lowell G. Miller*                             Trustee
--------------------------------
Lowell G. Miller

Walter L. Ogle*                               Trustee
--------------------------------
Walter L. Ogle

Philip A. Voelker*                     Vice President and Trustee
--------------------------------
Philip A. Voelker

*By: /s/ Donald F. Meeder
    ----------------------------
    Donald F. Meeder
    Executed by Donald F. Meeder on behalf
    of those indicated pursuant to Powers of Attorney

                                   SIGNATURES

     Utilities Stock Portfolio (the "Portfolio") has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of The Flex-Partners to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Dublin and State of Ohio on the 27th day of February, 1998.

                                           UTILITIES STOCK PORTFOLIO

                                           By: /s/ Donald F. Meeder
                                               ---------------------------
                                                    Donald F. Meeder


     This Registration Statement on Form N-1A of The Flex-Partners has been signed below by the following persons in the capacities with respect to the Portfolio indicated on February 27, 1998.

         Signature                             Title
         ---------                             -----

Robert S. Meeder, Sr.*                 President and Trustee
--------------------------------
Robert S. Meeder, Sr.

Milton S. Bartholomew*                        Trustee
--------------------------------
Milton S. Bartholomew

Roger D. Blackwell*                           Trustee
--------------------------------
Roger D. Bladkwell

John M. Emery*                                Trustee
--------------------------------
John M. Emery

Richard A. Farr*                              Trustee
--------------------------------
Richard A. Farr

William L. Gurner*                            Trustee
--------------------------------
William L. Gurner

Russel G. Means*                              Trustee
--------------------------------
Russel G. Means

/s/ Donald F. Meeder                   Secretary/Treasurer, Principal Financial
--------------------------------       Officer and Principal Accounting Officer
Donald F. Meeder

Robert S. Meeder, Jr.*                 Vice President and Trustee
--------------------------------
Robert S. Meeder, Jr.

Lowell G. Miller*                             Trustee
--------------------------------
Lowell G. Miller

Walter L. Ogle*                               Trustee
--------------------------------
Walter L. Ogle

Philip A. Voelker*                     Vice President and Trustee
--------------------------------
Philip A. Voelker

*By: /s/ Donald F. Meeder
    ----------------------------
    Donald F. Meeder
    Executed by Donald F. Meeder on behalf
    of those indicated pursuant to Powers of Attorney